CALVERT GROUP
INVESTMENTS THAT MAKE A DIFFERENCE(R)




An Ameritas Acacia Company




March 31, 2001
Semi-Annual Report
Calvert Social
Investment Fund




CALVERT
INVESTMENTS
THAT MAKE A DIFFERENCE(R)

CALVERT SOCIAL
INVESTMENT
FUND

                               TABLE OF CONTENTS

                               President's Letter
                                       2

                               Chairman's Letter
                                       3

                           Portfolio Manager Remarks
                                       6

                            Schedules of Investments
                                       26

                                 Statements of
                             Assets and Liabilities
                                       55

                            Statements of Operations
                                       59

                             Statements of Changes
                                 in Net Assets
                                       62

                                    Notes to
                              Financial Statements
                                       72

                              Financial Highlights
                                       78

NOTE: Please see the following important information following this report:

o Privacy Policy
o Supplement to Prospectus dated January 31, 2001

Dear Shareholders:

While few years have tested the mettle of investors as 2000 did, the first quarter of 2001 is showing every sign of challenging investor tolerance still further.

On March 10, 2000, the Nasdaq Composite Index reached its peak. In the 12 months following, it tumbled by 55% while broader U.S. indexes followed a similar downward spiral. In just one year, according to some estimates, the value of American shares declined by $4 trillion - a sum equivalent to 40% of the country's GDP. Meanwhile, treasury securities produced their best year since 1995, and government bonds provided a safe haven and steady return.

While it is unclear whether the U.S. economy is technically in recession (defined as two consecutive quarters of falling output), no one would argue that the economy is feeling the brunt of a significant slowdown. In its attempt to stabilize the economy, the Fed has cut interest rates by half a percentage point for the third time this year - with the promise to cut interest rates still further if the economy continues to weaken.

Has the market bottomed out? We cannot know for sure. But panic selling is not a good solution. Just as investor behavior has in the past been characterized as one of "irrational exuberance," it is equally inappropriate for investors to give way to irrational despondency. Investors who panic and sell in volatile markets usually end up losing twice: they sell when share prices are near or at their lowest point and then miss out when the markets eventually rebound. In volatile environments, picking a path through the ups and downs of today's bond and equity markets requires professional expertise.

Shareholders should always consider the benefits of portfolio diversification. While turbulent markets can be unsettling to even the most seasoned investor, those who follow the fundamentals and diversify their portfolios among all asset classes - equities, bonds and money market funds - should profit in the long term. Be assured that Calvert will focus on finding new ways to improve the investment options and services we offer.

We encourage you to work with your financial professional to make decisions based on your individual financial situation and tolerance for risk. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,

/s/ Barbara J. Krumsiek
-----------------------
Barbara J. Krumsiek
President and CEO
April 2, 2001

--------------------------------------------------------------------------------
2 - CALVERT SOCIAL INVESTMENT FUND                SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

Dear Investor:

The last six months was a difficult period for many investors. Although bond funds delivered solid returns, many equity investors--used to the double-digit gains of the past five years-- received a "reality check" from the sharp downturn in the stock market. Nonetheless, we're pleased to report that all the portfolios of the Calvert Social Investment Fund, except the Balanced and Technology Portfolios, exceeded their respective Lipper Averages in terms of investment performance. Further, they did so while pursuing the tangible double bottom line of financial and societal returns that underscores the Fund's shareholders aspirations.

UNCERTAIN MARKETS AND THE IMPACT OF THE NEW ECONOMY
During the period, uncertain investor psychology dominated the markets even though economic fundamentals remained generally positive with low inflation, low unemployment and a stable dollar. Worries persisted that the troubled technology sector could further deflate, dragging the economy into recession. In addition, the unexpected slowdown in corporate earnings concerned investors, despite the Federal Reserve's easing of money and credit with four interest-rate cuts.

Our New Economy technology, combined with ever-present cable financial news, has produced information flows whose impact has no historical comparison. Capital, and even technology, have become more commodity-like with the instantaneous transfer of information. While this trend may generally prove to be good for our economic well being, it may also reduce outsized corporate margins. This creates an adjustment in expectations with the resulting current experience of indigestion by our economy.

The bottom line is that investors should not plan on the double-digit returns witnessed in their equity portfolios in the late 1990s. In addition, they should not get too unnerved by the recent market adjustment but will be well served by revisiting the fundamentals of asset allocation, portfolio rebalancing and periodic investment reviews.

EVOLVING NATIONAL DIALOGUES
Belief systems, in an uplifting vision of the future, have an important impact on our financial markets and economy. Some would suggest that the current vision of skewed tax cuts contained in Washington discussions, doesn't have the kind of uplifting spirit that would propel our system forward. A tax cut, for example, in the form of allowing tuition deductions from income may have been more appropriate. This education themed tax reduction would support our economy through enhanced productivity as well as provide relief to many families with kids in college. In general, it would still generate tax relief as well as provide a more uplifting, inclusive outlook for the future. It is my opinion that the "Good Times" won't return without this kind of expanded inclusive vision.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)                CALVERT SOCIAL INVESTMENT FUND - 3
--------------------------------------------------------------------------------

RECENT CALVERT QUALITY-OF-LIFE INITIATIVES
While such dialogues in Washington and the country continue, your Fund and Calvert continue to do good works that can be examples of a vision for the economy, environment, safe products and human rights. Your investments in the markets through Calvert do help "make a difference."

We recently hosted, together with the World Resources Institute, an event promoting more corporate openness and the sharing of environmental data. The event elicited news coverage, and we received many requests for research and information from major investment bankers, underwriters, the environmental compliance divisions of law firms, and corporate consultants.

We also hosted a blue ribbon panel on biotechnology issues at Calvert, led by Advisory Council member Professor Kai Lee. This group of 40 helped fill in gaps in data, information and perspectives that have provided a way for Calvert to better address the issues raised by biotechnology.

Another Calvert initiative is in the area of shareholder advocacy. Calvert recently launched a web-delivered Proxy Voting Service that offers detailed information on how Calvert intends to vote its proxies for all our equity holdings at the annual meetings. We believe we are one of the first mutual fund companies to offer this service. Please visit the site at Calvert.com where we also have greatly expanded our company profiles.

In our Special Equities Program, which supports young companies with a social vision, we enjoyed an important milestone with the successful initial public offering of Evergreen Solar. We were an investor from its early stages. The IPO raised $42m for the company to expand development and manufacture of photovoltaic (PV) modules, which are the engines for solar electric systems. On another front, we recently made a new investment in Smarthinking, Inc. This on-line tutoring service allows students to get help from other students and teachers. Unlike other similar projects plagued by "turf warfare," this program enjoys wide support from book publishers, teachers, schools, and parents alike.

Through our High Impact Program, we invest small amounts of money with community intermediary credit groups who make loans at concessionary rates. We have a $100,000 investment in the Environmental Enterprises Assistance Fund, which operates in Latin America. One project, involving a Solar PV Service Provider in Mexico, sells commercial PV power in rural Chihauhua, where it is estimated that there are 250,000 unelectrified households in 7,000 communities. While the Fund will most likely earn only a small return on this investment, it is an example of our belief that some small monies from a socially responsible portfolio ought to go toward demonstrating the viability of serving the underserved.

NEW CSIF ADVISORY COUNCIL CHAIR
Finally, we are pleased to announce that we have a new Chair for our active Advisory Council, Byron Rushing. Byron has been a Massachusetts legislator for 20 years where he has worked for greater political representation and against neighborhood debilitation. He brings a long history of organizing and the perspective of a public historian, having served as the Director of the Museum of Afro-American History. He is enthusiastic and excited about how Calvert's

--------------------------------------------------------------------------------
4 - CALVERT SOCIAL INVESTMENT FUND                SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------
leadership can help reform capitalism to create a more sustainable world.

Thank you again for being a member of the Fund. Your participation is what has allowed us to move forward in shaping "what can work" for a society's future in the matter of responsible investing.

Sincerely,

/s/ D. Wayne Silby

D. Wayne Silby,
Chairman
April 2, 2001




--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)                CALVERT SOCIAL INVESTMENT FUND - 5
--------------------------------------------------------------------------------

                                  MONEY MARKET
                              PORTFOLIO STATISTICS
                                 MARCH 31, 2001

                             INVESTMENT PERFORMANCE

                                                 6 MONTHS          12 MONTHS
                                                  ENDED             ENDED
                                                 3/31/01           3/31/01
--------------------------------------------------------------------------------
Money
Market Portfolio                                   2.80%             5.77%

Lipper Money
Market Instrument
Funds Average                                      2.74%             5.68%

MATURITY SCHEDULE

                                                         Weighted Average
                                                 3/31/01           9/30/00
--------------------------------------------------------------------------------
                                                 41 days           42 days

Source: Lipper Analytical Services, Inc.

TOM DAILEY
OF CALVERT
ASSET MANAGEMENT
COMPANY

HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK?
For the six months ended March 31, 2001, the fund shares returned 2.80% versus 2.74% for the Lipper Money Market Funds Average.

WHAT WAS THE INVESTMENT CLIMATE DURING THE PAST SIX MONTHS?
During the past six months the pace of economic growth, returns of the equity markets, and consumer confidence have all declined. In response to these events, the Federal Open Market Committee (FOMC) cut rates three times for a cumulative change in the Fed Funds rate of 150 basis points in an effort to stimulate economic growth and restore consumer confidence. The FOMC left the Fed Funds rate unchanged at 6.50% during the fourth quarter of 2000. But, at the December 19, 2000 meeting the committee acknowledged that given its long-run goals of sustainable economic growth and price stability, the risk of economic weakness outweighed the risk of inflation, and adopted an easing bias. 2001 began with a surprise inter-meeting 50 basis point cut, on January 3. The next 50 basis point cut came as expected at the January 31 FOMC meeting. The third 50 basis point cut on March 20th was viewed by some as a disappointment. Many analysts wanted to see a more aggressive cut by the Fed.

--------------------------------------------------------------------------------
6 - CALVERT SOCIAL INVESTMENT FUND                SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

WHAT WAS YOUR STRATEGY?
During the last few months of 2000 we began to lengthen the Portfolio's average maturity because we believed the Fed would keep rates steady through the end of 2000. By purchasing securities with maturities from six-months to one-year, we locked in higher rates. We continued the strategy during the first quarter of 2001 in order to maintain the Portfolio's average maturity, since we believed the Fed would begin a series of interest rate cuts.

WHAT IS YOUR OUTLOOK?
The equity markets and consumer confidence have continued to drop as negative corporate earnings announcements, news of layoffs, and weak manufacturing numbers role in. A great deal of stock market wealth has been wiped out over the past year. Should this weakening trend continue, we will likely see a greater slowdown in consumer spending followed by further Fed action. We will continue to monitor the economic releases of the coming months and maintain a longer average maturity. The consensus among analysts is that additional rate cuts, possibly inter-meeting, are ahead.

April 2, 2001

                                  MONEY MARKET
                              PORTFOLIO STATISTICS
                                 MARCH 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
One year                                        5.77%
Five year                                       5.05%
Ten year                                        4.51%
Since inception                                 6.06%
(10/21/82)

Total return assumes reinvestment of dividends. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)                CALVERT SOCIAL INVESTMENT FUND - 7
--------------------------------------------------------------------------------

                               BALANCED PORTFOLIO
                                   STATISTICS
                                 MARCH 31, 2001

                             INVESTMENT PERFORMANCE

                                                 6 MONTHS          12 MONTHS
                                                  ENDED             ENDED
                                                 3/31/01           3/31/01
--------------------------------------------------------------------------------

Class A                                          (12.03%)           (10.13%)
Class B                                          (12.44%)           (10.98%)
Class C                                          (12.45%)           (11.04%)
Class I                                          (11.84%)            (9.92%)

Lehman Aggregate
Bond Index TR                                       7.37%             12.53%

S&P 500 Index
Mthly. Reinvested                                (18.74%)           (21.67%)

Lipper Balanced
Funds Average                                     (7.18%)            (6.26%)

                         TEN LARGEST LONG-TERM HOLDINGS
                                                             % OF NET ASSETS
--------------------------------------------------------------------------------
Microsoft Corp.                                                         1.8%
Cardinal Health, Inc.                                                   1.8%
Pfizer, Inc.                                                            1.8%
Calpine Corp.                                                           1.7%
Liberty Mutual Insurance Co.,
     7.697%, 10/15/2097                                                 1.5%
Riggs Capital Trust,
     8.625%, 12/31/26                                                   1.5%
Skandinaviska Enskilda Banken,
     8.125%, 9/6/49                                                     1.5%

International Business
Machines Corp.                                                          1.4%

Union Planters Corp.,
     7.75%, 3/1/11                                                      1.4%

Johnson & Johnson                                                       1.3%
                                                                       -----

Total                                                                  15.7%

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source: Lipper Analytical Services, Inc.

CAMCO
VICE
PRESIDENT
OF EQUITIES,
JOHN NICHOLS

HOW DID THE PORTFOLIO PERFORM?
For the six months ended March 31, 2001, the Calvert Social Investment Fund Balanced Portfolio's Class A Shares returned -12.03%, underperforming the -7.18% return of the benchmark Lipper Balanced Funds Average.

The slowing U. S. economy was the underlying problem for markets and the Fund. An infectious market pessimism concerning economic growth and corporate profit prospects hurt both stock and bond investments in the Fund. The bond portion of the Fund suffered as weakening economic forecasts caused credit spreads to widen. The easing by the Fed, which started in the first quarter of the new year, mitigated losses on the bond side. The stock portfolio of the Fund was hurt as many of the growth-oriented stocks we hold, particularly technology names, saw sudden price drops as both profits and valuations fell.

WHAT STRATEGIES WERE DEPLOYED DURING THE PERIOD?
The past six months will surely go on record as being one of the toughest environments in recent history in which to chart a profitable course. Sagging consumer confidence, poor corporate reports, slowing economic growth, inflation worries, a spectacular blow off in the technology sector and the collapse of fledgling internet companies, all contributed to a rough ride. Even three cuts in rates by the Federal Reserve failed to slow the market's decline.

--------------------------------------------------------------------------------
8 - CALVERT SOCIAL INVESTMENT FUND                SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

On the fixed income side of the Portfolio, sensing the bond markets difficulties in mid 2000, we sold corporate bonds and bought mortgage-backed products. By the end of 2000, we felt that with the massive weakening of the overall corporate market this sector offered considerable value, so we sold mortgages and government bonds and bought corporate bonds at year end.

The large cap growth nature of our equity portfolio presented us with challenges in this environment. The past six months qualify as the worst period for large cap growth investors in the last 25 years. Anticipating that the losses in the fourth quarter were over, NCM allocated from defensive position in energy and healthcare areas to consumer discretionary and select Technology issues. This move proved to over-anticipate events and the continued sell-off in the first quarter hurt returns. Brown Capital's over-allocation in the technology sector also hurt performance, as one would expect in this environment, but the strong performance of select companies, such as Compuware, Tellabs, and IBM, contributed positively to relative performance.


                               BALANCED PORTFOLIO
                                   STATISTICS
                                 MARCH 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                 CLASS A SHARES
--------------------------------------------------------------------------------
One year                                                            (14.39%)
Five year                                                              7.30%
Ten year                                                               8.06%
Since inception                                                       10.22%
(10/21/82)

                                                                 CLASS B SHARES
--------------------------------------------------------------------------------
One year                                                            (15.43%)
Since inception                                                      (0.28%)
(4/1/98)

                                                                 CLASS C SHARES
--------------------------------------------------------------------------------
One year                                                            (11.93%)
Five year                                                              7.20%
Since inception                                                        7.42%
(3/1/94)

                                                                 CLASS I SHARES
--------------------------------------------------------------------------------
One year                                                             (9.92%)
Since inception                                                        0.07%
(3/1/99)

New subadvisors assumed management of the equity portion of the Portfolio effective July 1995.

--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON
                        Comparison of change in value of
                      $10,000 investment. (Source: Lipper
                           Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

                CSIF Balanced Portfolio - $21,709
                Lehman Aggregate Bond Index TR - $21,556
                S&P 500 Monthly Reinvest - $38,427
                Lipper Balanced Fund Index - $27,822

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)                CALVERT SOCIAL INVESTMENT FUND - 9
--------------------------------------------------------------------------------

                               BALANCED PORTFOLIO
                                   STATISTICS
                                 MARCH 31, 2001

ASSET ALLOCATION
--------------------------------------------------------------------------------
Stocks                                                                   54%
Bonds                                                                    32%
Cash & Cash Equivalents                                                  14%
                                                                        ----
                                                                        100%

WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?
We are guardedly optimistic. On the fixed income side of the Portfolio, we believe that credit spreads may continue to widen with a weakening economy, so we plan to be defensive by implementing a credit barbell. This means holding many high-quality, low risk securities and a sound selection of much higher yielding securities of institutions that we believe are overlooked and undervalued. It is our feeling that corporate bonds currently offer fine relative value at much lower prices to treasuries that existed pre-1998.

With respect to stocks, our managers have a guarded sense of optimism also. Historically, it has taken 9 to 12 months for the stock market to realize the full benefits of a more accommodative change in Federal Reserve monetary policy. We have begun the process of draining market excesses, adjusting inventory levels and lowering valuations. In the longer term, our managers expect earnings in the S&P 500 to continue to grow at a 6% to 8% rate over the next three to five years. Further, they see that select technology leaders and innovators should grow at even higher rates. Happily, many of these leading firms are now selling at very reasonable valuations, creating opportunities for disciplined investors.

April 2, 2001

--------------------------------------------------------------------------------
10 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                               BALANCED PORTFOLIO
                                   STATISTICS
                                 MARCH 31, 2001

PORTFOLIO CHARACTERISTICS
(Equity holdings, excluding Special
Equities)

                                                    CSIF                 S&P
                                                  BALANCED               500
                                                  PORTFOLIO             INDEX
--------------------------------------------------------------------------------
Number of Stocks                                       91                500

Median Market
Capitalization ($bil)                               26.54              59.50
(by portfolio weight)

Price/Earnings
Ratio                                               25.83              22.83

Earnings Per Share
Growth                                             24.17%             18.66%

Yield                                               0.65%              1.35%
(return on
capital investment)

VOLATILITY MEASURES
                                                    CSIF                 S&P
                                                  BALANCED               500
                                                  PORTFOLIO*            INDEX
--------------------------------------------------------------------------------
Beta(1)                                              1.14               1.00
R-Squared(2)                                         0.88               1.00

*   Equity Portion of Portfolio

(1) Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of
1. The higher the beta, the higher the risk and potential reward.

(2) Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.


Source: Vestek

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 11
--------------------------------------------------------------------------------

                                 BOND PORTFOLIO
                                   STATISTICS
                                 MARCH 31, 2001

                             INVESTMENT PERFORMANCE

                                                   6 MONTHS          12 MONTHS
                                                     ENDED             ENDED
                                                   3/31/01           3/31/01
--------------------------------------------------------------------------------
Class A                                             7.93%             10.85%
Class B                                             7.34%              9.75%
Class C                                             7.22%              9.45%
Class I                                             7.97%             11.50%

Lehman Aggregate
Bond Index TR                                       7.37%             12.53%

Lipper Corporate
Debt Funds
A-Rated Average                                     6.87%             10.80%

MATURITY SCHEDULE
                                                       WEIGHTED AVERAGE
                                                   3/31/01           9/30/00
--------------------------------------------------------------------------------
                                                  24 years          22 years

SEC YIELDS
                                                         30 DAYS ENDED
                                                   3/31/01           9/30/00
--------------------------------------------------------------------------------
Class A                                             5.63%              5.21%
Class B                                             4.77%              4.41%
Class C                                             4.58%              3.96%
Class I                                             6.46%              5.74%


Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source: Lipper Analytical Services, Inc.

GREG HABEEB
OF CALVERT
ASSET
MANAGEMENT COMPANY

HOW DID THE FUND PERFORM RELATIVE TO ITS PEER GROUP?
After below average performance in 2000, CSIF Bond had its best quarter of performance in its history. In the first quarter of 2001, The Fund outperformed both of its benchmarks by over 400 basis points. Thus, the Fund's Class A Shares six-month return exceeded the Lehman Aggregate Bond Index return by 56 basis points and the Lipper Corporate A-rated average by 106 basis points. The 2001 year-to-date return exceeds that of all bond funds in the A-rated category.

WHAT WERE THE DRIVING FORCES IN THE CREDIT MARKETS?
The credit markets finished 2000 on a very weak note. Yield spreads to treasuries in the credit markets were as wide as they have been in the last 30 years. Deteriorating stock prices and an increase in bankruptcy filings shook the foundations of the credit markets. Increased risk averse policies and practices of the dealer and investor community caused non-treasury bond prices to weaken considerably relative to treasury prices.

This bond yield spread "bear" market which began in 1998 seemed to halt at the start of 2001 even though stock prices continued to drop in the first quarter of 2001. After two and one-half years of dramatic spread widening, spreads rallied modestly in this latest quarter. Some Treasury yields declined over 100 basis points with the Federal Reserve lowering the Fed Fund rate three times for a

--------------------------------------------------------------------------------
12 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------
total of 150 basis points. Interestingly,corporate bond yields rallied even more than treasury yields in the first quarter of 2001.

Some of the positions in the Fund that had the poorest performance in 2000, came back with a vengeance in 2001. This, and judicious bond selection, was responsible for the Fund's significant outperformance this quarter.

WHAT WAS YOUR STRATEGY?
Sensing bond market difficulties in mid 2000, the Fund sold corporate bonds and bought mortgage-backed products at that time. By the end of 2000, we felt that with the massive weakening of the overall corporate market this sector offered considerable value. Consequently, we sold mortgages and government bonds and bought corporate bonds at year end. It is our belief that corporate bonds offer fine relative value at much lower relative prices to treasuries than existed pre-1998.

                                 BOND PORTFOLIO
                                   STATISTICS
                                 MARCH 31, 2001

AVERAGE ANNUAL TOTAL RETURNS

                                                                 CLASS A SHARES
--------------------------------------------------------------------------------
One year                                                               6.67%
Five year                                                              6.21%
Ten year                                                               7.15%
Since inception                                                        7.88%
(8/24/87)

                                                                 CLASS B SHARES
--------------------------------------------------------------------------------
One year                                                               5.75%
Since inception                                                        4.79%
(4/1/98)

                                                                 CLASS C SHARES
--------------------------------------------------------------------------------
One year                                                               8.45%
Since inception                                                        4.72%
(6/1/98)

                                                                 CLASS I SHARES
--------------------------------------------------------------------------------
Since inception                                                       11.50%
(3/31/00)

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON
                         Comparison of change in value of
                      $10,000 investment. (Source: Lipper
                           Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

                CSIF Bond Portfolio - $19,950
                Lehman Aggregate Bond Index TR - $21,556
                Lipper A Rated Bond Fund Index - $21,028


Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 13
--------------------------------------------------------------------------------

WHAT SHOULD INVESTORS EXPECT IN THE COMING MONTHS?
Our outlook for the rest of 2001 is that the spread market remains vulnerable, so we plan to be defensive by implementing a credit barbell. This means holding many high-quality, low risk securities and a sound selection of much higher yielding securities of institutions that we believe are overlooked and undervalued.

April 2, 2001

--------------------------------------------------------------------------------
14 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

DAN BOONE
OF ATLANTA
CAPITAL
MANAGEMENT

HOW DID THE FUND PERFORM?
For the six months ending March 31, 2001, Fund declined in value 7.46%, versus a decline of 18.74% for the S&P 500 and 18.69% for the Lipper Multi-Cap Core group of funds.

Our emphasis on high-quality, broad-diversification and opportunistic stock trading enabled us to protect the Portfolio from the far greater declines suffered by many other investors. On a brighter note, for the two and one-half years since becoming your investment manager for the Calvert Social Investment Fund-Equity, the Class A shares of the fund have increased 60% as compared to an increase of 17.6% for the S&P 500.

WHAT WAS THE INVESTMENT CLIMATE DURING THE PAST SIX MONTHS?
As we wrote to you last September, we were cautious on the outlook for stocks because we anticipated weakening earnings and a continuation of the valuation correction in technology stocks. At that time, classic signs of the end of a bull market abounded - rising interest rates, slowing economic growth, rising oil prices leading to inflation worries, and a speculative blow-off in the technology sector. Since then, the pace of change in the economy has been rapid and the direction has been down (and we may still see further downside even though we are currently at or near fair value for the average stock). The collapse of the Internet-based companies, once flush with cash from recent IPOs, led to realizations that:

1. Businesses must earn returns on their capital;

                                     EQUITY
                                   PORTFOLIO
                                   STATISTICS
                                 MARCH 31, 2001

                             INVESTMENT PERFORMANCE

                                                   6 MONTHS          12 MONTHS
                                                    ENDED             ENDED
                                                   3/31/01           3/31/01
--------------------------------------------------------------------------------
Class A                                           (7.46%)            (7.90%)
Class B                                           (7.89%)            (8.69%)
Class C                                           (7.86%)            (8.65%)
Class I                                           (7.28%)            (7.56%)

S&P 500 Index
Mthly. Reinvested                                (18.74%)           (21.67%)

Lipper Multi-Cap
Core Funds Average                               (18.69%)           (20.30%)

                           TEN LARGEST STOCK HOLDINGS

                                                                % OF NET ASSETS
--------------------------------------------------------------------------------
Microsoft Corp.                                                         3.2%
EOG Resources, Inc.                                                     3.1%
Freddie Mac                                                             3.1%
SBC Communications, Inc.                                                3.1%
Johnson & Johnson                                                       3.0%
Electronic Data Systems Corp.                                           2.8%
Merck & Co., Inc.                                                       2.8%
Questar Corp.                                                           2.8%
Pfizer, Inc.                                                            2.8%
Schering-Plough Corp.                                                   2.7%
                                                                       -----
TOTAL                                                                  29.4%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 15
--------------------------------------------------------------------------------

                                     EQUITY
                                   PORTFOLIO
                                   STATISTICS
                                 MARCH 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
                                                                 CLASS A SHARES
--------------------------------------------------------------------------------
One year                                                            (12.29%)
Five year                                                             12.85%
Ten year                                                               9.51%
Since inception                                                        9.17%
(8/24/87)

                                                                 CLASS B SHARES
--------------------------------------------------------------------------------
One year                                                            (13.25%)
Since inception                                                        5.78%
(4/1/98)

                                                                 CLASS C SHARES
--------------------------------------------------------------------------------
One year                                                             (9.56%)
Five year                                                             12.83%
Since inception                                                        9.92%
(3/1/94)

                                                                 CLASS I SHARES
--------------------------------------------------------------------------------
One year                                                             (7.56%)
Since inception                                                        9.81%
(11/1/99)

2. There had been over-investment in information technology equipment and software;

3. It was time for old and new economy companies to pull back and rethink long-term spending strategies for technology and productivity.

The result has been a significant inventory correction in computer hardware, telecommunications equipment, and most electronic components and semiconductors. The sudden shift from shortage to glut and back, took almost all technology suppliers by surprise, despite their efforts. Many large and small companies that had been marginal at best, turned negative.

This astounding short-term collapse in demand is being repeated throughout the technology sector. The key analytical challenge for us will be separating the temporary effects of inventory misjudgments from the underlying sustainable patterns of demand. We are hard at work analyzing these developments and choosing which companies to buy into at these low prices.

In addition to overspending by businesses on capital equipment, we believe consumers have also overspent during the last two years because there was record


                             PERFORMANCE COMPARISON
                        Comparison of change in value of
                      $10,000 investment. (Source: Lipper
                           Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

                CSIF Equity Portfolio - $24,795
                S&P 500 Monthly Reinvest - $38,427
                Lipper Multi-Cap Core Index - $34,446

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A shares is plotted in the line graph.The value of an investment in another class of shares would be different. New subadvisor assumed management of the Portfolio effective September 1998.

--------------------------------------------------------------------------------
16 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------
employment, good compensation increases, low inflation, plentiful cheap credit and soaring stock and real estate markets. The result was a consumer-spending boom with demand way above long-term trends and a record negative savings rate. These excesses will take considerable time to correct and the three substantial short-term interest rate cuts by the Federal Reserve will merely protract the correction.

The net result of subdued demand, overinvestment and increased competition will be significant pressure on profits. We currently anticipate a decline of 4% in operating profits but would not be surprised if the decline reaches or exceeds 10% in 2001.

The good news in the real economy is that inventory adjustments usually last three to four quarters, oil prices appear to have stabilized, and leading indicators of inflation are declining. Secondly, the stock market has already reached the "average" benchmarks for "bear" markets of 12 months in length and minus 27% in depth (average level of market loss in a bear market) That is not to say the market won't go further down, but the NASDAQ Index is now down by two-thirds and S&P 500 valuations have reached price-to-earnings levels in the low twenties range that many believe are sustainable. We also note that the market is broadening, that is, smaller stocks are outperforming the largest stocks where the valuations reached extremes.

We conclude that we are in a normal bear market and that it probably has somewhat further to go, but that all the current signs point to the development of the bottoming process in the coming months. We also believe we are currently at or somewhat below fair value for the average stock, and this should be a period of stock accumulation, not liquidation.

                                EQUITY PORTFOLIO
                                   STATISTICS
                                 MARCH 31, 2001

ASSET ALLOCATION
--------------------------------------------------------------------------------
Stocks                                                                   96%
Bonds                                                                     1%
Cash & Cash Equivalents                                                   3%
                                                                        ----
                                                                        100%

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 17
--------------------------------------------------------------------------------

                                EQUITY PORTFOLIO
                                   STATISTICS
                                 MARCH 31, 2001

PORTFOLIO CHARACTERISTICS

                                                    CSIF                 S&P
                                                   EQUITY                500
                                                  PORTFOLIO             INDEX
--------------------------------------------------------------------------------

Number of Stocks                                       52                500

Median Market
Capitalization ($bil)                               14.61              59.50
(by portfolio weight)

Price/Earnings
Ratio                                               19.60              22.83

Earnings Per Share
Growth                                             18.29%             18.66%

Yield                                               1.14%              1.35%
(return on
capital investment)

VOLATILITY MEASURES

                                                    CSIF                 S&P
                                                   EQUITY                500
                                                  PORTFOLIO             INDEX
--------------------------------------------------------------------------------
Beta(1)                                              0.99               1.00
R-Squared(2)                                         0.84               1.00

(1) Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of
1. The higher the beta, the higher the risk and potential reward.

(2) Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.


Source: Vestek

WHAT IS YOUR OUTLOOK?
After being modestly underweighted in technology stocks late last year, we have recently begun buying into the severe weakness. We are following our normal process of taking profits in winners and buying stocks under pressure where we have conviction about the long-term profits. We are not traders, but we are amazed that stock market volatility has given us so many opportunities to add to stock at depressed prices and sell or trim back positions at attractive prices. (For instance, at the end of the period we were buying Cisco at a 70% discount to where we sold it in the fall.)

It has been a time when quality stocks outperform because their earnings hold up better than lesser-quality companies. Along with this quality influence, the volatility has given us opportunities to add value through stock selection. In fact, our stock selections in every sector outperformed the average stocks within the sector.

In summary, we expect earnings and the economy will be under pressure until the Fall, by which time the bear market should be over. Prices should be modestly higher by year-end. Continued volatility and significant tax-loss related selling will continue to afford us opportunities in stock selection. If the period is weaker than we expect, we believe our high-quality diversified portfolio will stand up reasonably well.

April 2, 2001

--------------------------------------------------------------------------------
18 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

ARLENE
ROCKEFELLAR
OF SSGA FUNDS
MANAGEMENT

Please Note: Effective December 29, 2000, the CSIF Managed Index Portfolio's name was changed to CSIF Enhanced Equity Portfolio. The new name will better reflect its actively managed style, and avoid confusion with the Calvert Social Index(R) Fund. The Portfolio's investment objective and strategy remain the same
- only the name has changed.

HOW DID THE FUND PERFORM?
The Enhanced Equity Portfolio A shares returned -18.34% for the 6 month period ending March 31, 2001, slightly outperforming the -20.57% return for the Russell 1000 Index benchmark.

WHAT WAS THE INVESTMENT CLIMATE DURING THE PAST SIX MONTHS?
A host of earnings warnings and layoff announcements from corporate America wrecked havoc in the U.S. equity market over the past six months. The Russell 1000 Index fell nearly 21% over the past six months, the largest six-month decline in that index since its inception in 1978.

For investors, most of the damage occurred in the technology sector. Few stocks were immune. For example, such blue-chip stalwarts as Cisco, Sun Microsystems, and Oracle all fell over 60% over the past six months leaving many investors shell-shocked. The overall technology sector within the Russell 1000 fell nearly 52% during this same period.

Driven by the drop in the technology sector, growth stocks lagged value. While the Russell 1000 Growth Index fell nearly 38% over the past six months, its

                                ENHANCED EQUITY
                              PORTFOLIO STATISTICS
                                 MARCH 31, 2001

                             INVESTMENT PERFORMANCE

                                                 6 MONTHS          12 MONTHS
                                                  ENDED             ENDED
                                                 3/31/01           3/31/01
--------------------------------------------------------------------------------
Class A                                          (18.34%)           (19.67%)
Class B                                          (18.76%)           (20.52%)
Class C                                          (18.79%)           (20.51%)
Class I                                          (18.12%)           (19.28%)

Russell 1000
Index                                            (20.57%)           (22.75%)

Lipper Large-Cap
Core Funds Average                               (19.54%)           (22.12%)

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

ASSET ALLOCATION
--------------------------------------------------------------------------------
Stocks                                                                   99%
Cash & Cash Equivalents                                                   1%
                                                                        ----
TOTAL                                                                   100%

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 19
--------------------------------------------------------------------------------

                                ENHANCED EQUITY
                              PORTFOLIO STATISTICS
                                 MARCH 31, 2001
                          AVERAGE ANNUAL TOTAL RETURNS

                                                                 CLASS A SHARES
--------------------------------------------------------------------------------
One year                                                            (23.49%)
Since inception                                                        1.21%
(4/15/98)

                                                                 CLASS B SHARES
--------------------------------------------------------------------------------
One year                                                            (24.49%)
Since inception                                                        0.38%
(4/15/98)

                                                                 CLASS C SHARES
--------------------------------------------------------------------------------
One year                                                            (21.30%)
Since inception                                                        3.07%
(6/1/98)

                                                                 CLASS I SHARES
--------------------------------------------------------------------------------
One year                                                            (19.28%)
Since inception                                                        3.26%
(4/15/98)

value counterpart fell less than 3%. Interestingly, a similar pattern developed in the small-cap universe, with small-cap growth stocks pushing the core Russell 2000 Index down 13%. Small-cap value stocks represented the one bright spot in the U.S. equity market, as the Russell 2000 Value Index rose over 9% during the past six months.

Other large-cap sectors were also hit over the past six months. Most notably, the communications sector plunged over 20% while the capital goods sector fell over 17%. Offsetting some of this pain was a strong performance from the basic materials sector, rising over 20%.

In response to the falling stock market and an emerging picture of economic weakness, the Federal Reserve began easing short-term rates on January 3rd. They have now taken the Fed Funds rate down from 6.5% to 5% in three separate 50 basis point steps. But as of yet, the market seems to have hardly noticed.

--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON
                        Comparison of change in value of
                      $10,000 investment. (Source: Lipper
                           Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

                CSIF Enhanced Equity Portfolio (A) - $10,456
                CSIF Enhanced Equity Portfolio (B) - $10,626
                CSIF Enhanced Equity Portfolio (I) - $11,108
                Russell 1000 Index TR - $10,811
                Lipper Large-Cap Core Index - $10,715

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A, B and I shares is plotted in the line graph. The value of an investment in another class of shares would be different.

--------------------------------------------------------------------------------
20 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

WHAT WAS YOUR STRATEGY?
The strategy reaped the benefits of strong security selection over the past six months, more than offsetting negative sector allocation. Our factor model worked particularly well within the technology and financial sectors.

Sector allocation detracted over 100 basis points from performance. The Portfolio entered October with a 1.6% overweight to technology as well as a 1.3% underweight to basic materials. Each of these exposures went against the performance of the Fund as tech stocks fell and basic materials rose sharply. Thankfully, the technology overweight was more modest than the overweight to this sector over the prior year and half, keeping damage to a minimum.

Security selection within technology was a strong plus. The strategy benefited from a healthy overweight to First Data Corp (+53%), adding 29 basis points to performance. The Fund did suffer from its overweight to Sun Microsystems (-74%), Cisco (-72%), and Oracle (-62%), however the active overweights in these names had been trimmed over the past year, saving the Portfolio from some pain.

The factor model directed the Portfolio into stocks with strong free cash flow, and nowhere was this more beneficial than in the financial sector. Fannie Mae (+12%), Freddie Mac (+21%), Bank of America (+7%) and First Union (+5%) combined to add well over 100 basis points to the fund's excess return over its benchmark.

Overall, security selection was positive in all major economic sectors with the exception of energy and consumer cyclicals. Security selection detracted 16 basis points from performance in the energy sector and cost the strategy 5 basis points within consumer cyclicals.

                                ENHANCED EQUITY
                              PORTFOLIO STATISTICS
                                 MARCH 31, 2001

TEN LARGEST STOCK HOLDINGS

                                                                % OF NET ASSETS
--------------------------------------------------------------------------------
Pfizer, Inc.                                                            4.1%
American Int'l Group, Inc.                                              3.3%
Merck & Co., Inc.                                                       2.9%
SBC Communications, Inc.                                                2.7%
Johnson & Johnson                                                       2.5%
Microsoft Corp.                                                         2.5%
Bank of America Corp.                                                   2.4%
Fannie Mae                                                              2.3%
International Business
     Machines Corp.                                                     2.3%
Intel Corp.                                                             2.2%
                                                                       -----
TOTAL                                                                  27.2%

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 21
--------------------------------------------------------------------------------

                                ENHANCED EQUITY
                              PORTFOLIO STATISTICS
                                 MARCH 31, 2001

PORTFOLIO CHARACTERISTICS

                                                     CSIF             RUSSELL
                                               ENHANCED EQUITY          1000
                                                  PORTFOLIO            INDEX
--------------------------------------------------------------------------------
Number of Stocks                                      199                949

Median Market
Capitalization ($bil)                               33.93              46.48
(by portfolio weight)

Price/Earnings
Ratio                                               22.74              23.08

Earnings Per Share
Growth                                             20.36%             18.59%

Yield                                               1.23%              1.37%
(return on
capital investment)

VOLATILITY MEASURES

                                                     CSIF             RUSSELL
                                               ENHANCED EQUITY          1000
                                                  PORTFOLIO            INDEX
--------------------------------------------------------------------------------
Beta(1)                                              1.02               0.99
R-Squared(2)                                         0.97               0.99

(1) Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of
1. The higher the beta, the higher the risk and potential reward.

(2)Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

WHAT IS YOUR OUTLOOK?
The market is currently under pressure from a dichotomy developing between a corporate America sending out recessionary signals and official government statistics that are indicating a growing economy, albeit a weak one. There is a prevailing fear that the Fed may pay more attention to the official statistics and hence is not acting fast enough to stem the bloodletting in the economy.

While the market moves into the second quarter of this year under a cloud of negative sentiment, we see three keys to the market's rebound. First, Fed policy must continue to be accommodative and we see no reason that further cuts are not imminent. Second, fiscal policy should be a net plus with Congress ready to pass cuts in marginal tax rates. Reductions in marginal rates will not only stimulate demand, but will raise the after-tax return on capital. The final cause of optimism can be called the rebound affect. The Russell 1000 Index has just experienced its worst six months since its inception. The second worst six-month return for this index occurred at the end of March of 1988, which encompassed the crash of October, 1987. The subsequent six months saw a rebound of nearly 18% in the index.

To be sure, there is cause for concern for the U.S. economy. The economy has clearly entered an economic slowdown, if not outright recession. More earnings warnings and company layoffs are on the way. As always, the question of how much of this negative news is priced in becomes important. With the market at its current level, an accommodative Fed greasing the economy's wheels, and fiscal stimulus on the way, we are optimistic that the market is poised to move higher over the next six months.

April 2, 2001

--------------------------------------------------------------------------------
22 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

BOB TURNER OF
TURNER
INVESTMENT
PARTNERS

HOW DID THE FUND PERFORM?
From its inception on October 31, 2000, through March 31, 2001, technology stocks were conspicuously out of favor, and as a result the Calvert Social Investment Fund Technology Portfolio's Class A Shares recorded a 60.87% loss. That return underperformed the Pacific Stock Exchange Technology 100 Index's 31.81% drop.

WHAT WAS YOUR STRATEGY?
Since we believe earnings expectations drive stock prices, we employ an active-management investing style to identify technology companies with strong earnings potential for investment in the CSIF Technology Portfolio. In a rapidly changing market for technology stocks, our emphasis on earnings made this a trying period for growth-oriented investing. The last six months have been characterized by the most significant earnings slowdown in recent memory. Technology companies began issuing earnings warnings in the latter half of 2000, an earnings slowdown that spread to the broad market in the first quarter of 2001.

The CSIF Technology Portfolio underperformed in the period because it generally held technology stocks with higher betas and price/earnings ratios than those of the index - the types of stocks that were punished the most. Technology stocks went down so hard because of the market's preoccupation with valuations and technology companies' earnings difficulties. The past six months brought a major sell-off of richly valued stocks not only in the technology sector but other

                                   TECHNOLOGY
                              PORTFOLIO STATISTICS
                                 MARCH 31, 2001

                                 TOTAL RETURNS

                                                                 CLASS A SHARES
--------------------------------------------------------------------------------
Since inception                                                     (62.73%)
(10/31/00)

                                                                 CLASS B SHARES
--------------------------------------------------------------------------------
Since inception                                                     (63.08%)
(10/31/00)

                                                                 CLASS C SHARES
--------------------------------------------------------------------------------
Since inception                                                     (61.32%)
(10/31/00)

                                                                 CLASS I SHARES
--------------------------------------------------------------------------------
Since inception                                                     (60.80%)
(10/31/00)

TEN LARGEST STOCK HOLDINGS

                                                                % OF NET ASSETS
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                   5.6%
Microsoft Corp.                                                         5.4%
Dell Computer Corp.                                                     5.4%
Nvidia Corp.                                                            3.8%
Texas Instruments, Inc.                                                 3.8%
Micron Technology, Inc.                                                 3.7%
eBay, Inc.                                                              3.7%
Comcast Corp.                                                           3.6%
Advanced Micro Devices                                                  3.3%
Genzyme Corp. -
     General Division                                                   3.1%
                                                                       -----
TOTAL                                                                  41.4%

ASSET ALLOCATION
--------------------------------------------------------------------------------
Stocks                                                                   97%
Cash & Cash Equivalents                                                   3%
                                                                        ----
                                                                        100%

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 23
--------------------------------------------------------------------------------

                                   TECHNOLOGY
                              PORTFOLIO STATISTICS
                                 MARCH 31, 2001

PORTFOLIO CHARACTERISTICS

                                                     CSIF            PSE 100
                                                  TECHNOLOGY        TECHNOLOGY
                                                  PORTFOLIO            INDEX
--------------------------------------------------------------------------------
Number of Stocks                                       34                 99

Median Market
Capitalization ($bil)                                8.57               8.57
(by portfolio weight)

Price/Earnings
Ratio                                               27.77              27.74

Earnings Per Share
Growth                                             51.03%             26.61%

Yield                                               0.03%              0.18%
(return on
capital investment)

VOLATILITY MEASURES

                                                     CSIF            PSE 100
                                                  TECHNOLOGY        TECHNOLOGY
                                                  PORTFOLIO            INDEX
--------------------------------------------------------------------------------
Beta(1)                                              1.70               1.44
R-Squared(2)                                         0.51               0.59

(1) Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of
1. The higher the beta, the higher the risk and potential reward.

(2) Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

market sectors as well, which had previously been among the strongest performers.

Particularly harmful to the fund's performance were our holdings in the communications-technology and computer-services-software/systems industries, such as Research in Motion, ONI Systems, Redback Networks, Metromedia Fiber Network, Brocade Communications Systems, Juniper Networks, Mercury Interactive, VeriSign, Micromuse, NetIQ, Interwoven, BEA Systems, and i2 Technologies. Our holdings in those two sectors accounted for 54% of the Portfolio's weighting and declined more than 60% in value after a rash of weak earnings reports and abruptly curtailed capital spending for hardware and software.

Indeed, in the technology sector as a whole, we found few places to hide. We sought to avoid industries in that sector in which earnings problems were developing and to emphasize other, less problematic industries. But even those industries with the brightest earnings prospects were vulnerable to a cross-market slump. In essence, picking technology stocks recently could be likened to searching for a few flowers in a once-beautiful meadow overrun by weeds. Everywhere we looked, the weeds had taken over.

Among the few "flowers" that we did find were scientific-equipment/suppliers, cable-TV-utilities, identification-control/ filter-devices, and drugs/pharmaceuticals stocks, which reaped positive returns. Unfortunately, these stocks amounted to less than 3% of the Portfolio and thus had only a marginal impact on performance.

In light of such a bearish market, the Portfolio fared the way we expected it to. Our growth-investing style tends to produce this performance pattern: when the market falls severely, our stock portfolios have tended to do relatively poorly. And as the market stabilizes or turns upward, our portfolios have tended to do relatively well.

--------------------------------------------------------------------------------
24 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

WHAT WAS THE INVESTMENT CLIMATE DURING THE PAST SIX MONTHS?
To a certain extent, the market has been caught in the grip of what has been called the "CNBC effect" - herd-like investor overreactions both on the upside and downside. One year ago, the hype was all about the Nasdaq surpassing the Dow Jones Industrial Average and the technology sector bestriding the world of global commerce like a colossus. Recently we have been bombarded with sky-is-falling stories about bear markets, personal fortunes lost, recessionary omens, dot.com bankruptcies, Silicon Valley layoffs, and evaporating technology spending. With this 24/7 spate of bad news, a collective consciousness developed that created its own gloomy reality and a faltering stock market.

WHAT IS YOUR OUTLOOK?
As we see it, an unsustainable pessimism has brought the Nasdaq down to 1840 at March 31. We expect market volatility will continue in the short term, as investors fret about poor corporate earnings and a slowing economy. However, we have found that technology stocks generally tend to anticipate an improving economy by six to nine months, and there are favorable signs in the offing such as evidence of price leveling and the prospect of further Fed cuts.

We are currently focusing on those technology companies that typically perform well in advance of improvements in the economy - including companies in the semiconductor and software industries, which generally experience early increases in demand as overall economic activity stabilizes and improves.

We think companies with the best earnings potential will perform well over the long term, as has been the case historically. But we can't be certain when earnings, the ultimate driver of stock prices, will stabilize and again begin to matter to investors. Until then, we will continue to concentrate on picking the technology stocks that we think have the strongest earnings potential.

Thank you for your investment in the CSIF Technology Portfolio. We are pleased to partner with Calvert to offer socially responsible investors access to this dynamic segment of the market.

April 2, 2001

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 25
--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2001

U.S. GOVERNMENT AGENCY                            PRINCIPAL
OBLIGATIONS - 14.4%                                AMOUNT               VALUE
--------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.35%, 4/2/02 .......  $2,000,000         $1,999,000
Federal Home Loan Bank:
   4.68%, 8/31/01 .............................   5,000,000          4,901,200
   4.41%, 9/26/01 .............................   5,000,000          4,890,975
Federal Home Loan Mortgage Corp.:
   4.87%, 1/3/02 ..............................   2,000,000          1,925,056
   4.59%, 1/31/02 .............................   2,000,000          1,922,225
   4.58%, 2/28/02 .............................   2,000,000          1,915,270
Federal National Mortgage Assn.:
   6.57%, 4/26/01 .............................   3,000,000          2,999,785
   4.85%, 6/5/01 ..............................   5,000,000          4,956,215
   6.375%, 12/21/01 ...........................   5,000,000          5,000,000
                                                                   -----------

      Total U.S. Government Agency Obligations (Cost
         $30,509,726) .........................                     30,509,726
                                                                   -----------

DEPOSITORY RECEIPTS FOR U.S. GOVERNMENT
GUARANTEED LOANS - 4.0%
--------------------------------------------------------------------------------
Colson Services Corporation Loan Sets:
   8.375%, 9/9/06 .............................     130,093            130,258
   8.094%, 4/26/09 ............................      75,902             75,896
   9.594%, 1/17/10 ............................       4,422              4,427
   7.344%, 7/26/10 ............................     182,118            182,431
   7.25%, 1/22/11 .............................     691,185            691,185
   7.50%, 3/23/12 .............................     497,376            501,704
   7.375%, 5/29/12 ............................   1,503,815          1,508,708
   7.25%, 8/10/12 .............................   4,050,058          4,085,156
   8.25%, 9/2/12 ..............................   1,320,597          1,330,979
                                                                   -----------

      Total Depository Receipts for U.S. Government Guaranteed Loans
         (Cost $8,510,744) v(beta) ............                      8,510,744
                                                                   -----------

VARIABLE RATE LOANS GUARANTEED BY
AGENCIES OF THE U.S. GOVERNMENT - 1.0%
--------------------------------------------------------------------------------
Loan pools:
   7.25%, 3/1/07 ..............................     584,945            584,488
   7.00%,  8/15/12 ............................   1,467,119          1,468,337
                                                                   -----------

      Total Variable Rate Loans Guaranteed by Agencies
         of the U.S. Government (Cost $2,052,825)
         (beta) ...............................                      2,052,825
                                                                   -----------

--------------------------------------------------------------------------------
26 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                             PRINCIPAL
CERTIFICATES OF DEPOSIT - 3.2%                                                                AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------
Bank of Cherokee County, 6.00%, 4/22/01 ^ .................................................    $100,000          $100,000
Broadway Federal Savings & Loan, 6.50%, 9/14/01 ^ .........................................     100,000           100,000
Comerica Bank, 5.40%, 1/22/02 .............................................................   3,000,000         3,001,403
Dresdner Bank NY, 6.99%, 7/13/01 ..........................................................   3,000,000         2,999,840
Elk Horn Bank & Trust, 4.75%, 12/18/01 ^ ..................................................     100,000           100,000
Family Savings Bank, 5.75%, 8/20/01 ^ .....................................................     100,000           100,000
Fleet National Bank, 4.20%, 4/24/01 ^ .....................................................     100,000           100,000
Founders National Bank, 5.69%, 8/28/01 ^ ..................................................     100,000           100,000
Self Help Credit Union, 6.49%, 7/15/01 ^ ..................................................     100,000           100,000
South Shore Bank, 6.30%, 12/18/01 ^ .......................................................     100,000           100,000
                                                                                                             ------------

      Total Certificates of Deposit (Cost $6,801,243) .....................................                     6,801,243
                                                                                                             ------------

COMMERCIAL PAPER - 17.4%
-------------------------------------------------------------------------------------------------------------------------
Alaska Housing Finance Corp., 5.10%, 5/10/01 ..............................................   3,000,000         2,983,425
Duke University, 5.00%, 6/6/01 ............................................................   3,000,000         2,972,500
Gillette Company, 5.44%, 4/18/01 ..........................................................   2,000,000         1,994,862
Harvard University, 4.60%, 6/25/01 ........................................................   2,000,000         1,978,278
ING America Insurance Holdings, 5.34%, 4/18/01 ............................................   3,000,000         2,992,435
JP Morgan Chase:
   5.03%, 5/7/01 ..........................................................................   3,000,000         2,984,910
   4.92%, 6/4/01 ..........................................................................   3,000,000         2,973,760
Marshall and Ilsley Corp., 5.00%, 4/20/01 .................................................   4,000,000         3,989,445
Northwestern University:
   5.48%, 4/10/01 .........................................................................   2,000,000         1,997,260
   5.25%, 5/22/01 .........................................................................   5,000,000         4,962,813
Pfizer Inc. 5.125%, 4/6/01 ................................................................   5,000,000         4,996,441
Prudential plc, 4.88%, 6/27/01 ............................................................   2,000,000         1,976,413
                                                                                                             ------------

      Total Commercial Paper (Cost $36,802,542)                                                                36,802,542
                                                                                                             ------------

TAXABLE NOTES - 6.3%
-------------------------------------------------------------------------------------------------------------------------
American Public Energy Agency Gas Supply Revenue,
   7.06%, 6/1/01, INSUR: AMBAC ............................................................   3,000,000         3,000,000
Bank of America NA, 7.38%, 5/17/01 ........................................................   3,000,000         3,000,000
John Deere Capital Corp., 7.14%, 6/20/01 ..................................................   4,500,000         4,500,000
New York, New York, 6.125%, 8/1/01 ........................................................   2,700,000         2,691,730
                                                                                                             ------------

      Total Taxable Notes (Cost $13,191,730) ..............................................                    13,191,730
                                                                                                             ------------

TAXABLE VARIABLE RATE DEMAND NOTES - 53.6%
-------------------------------------------------------------------------------------------------------------------------
Alabama St. IDA:
   5.11%, 5/1/10, LOC: Regions Bank .......................................................     105,000           105,000
   5.15%, 12/1/19, LOC: Bank of America ...................................................   5,000,000         5,000,000
Alsip Motel LP, 5.19%, 5/1/24, LOC: FHLB ..................................................   3,000,000         3,000,000
Berks County Pennsylvania IDA Revenue Notes, 5.28%, 6/1/15,
   LOC: First Union Bank, NC ..............................................................   1,970,000         1,970,000
Better Group LP, 5.15%, 2/1/12,
   Confirming LOC: Mellon Bank ............................................................     385,000           385,000

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 27
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES - CONT'D                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development MFH Revenue,
   5.30%, 12/15/32, LOC: Bank of The West .................................................  $6,000,000        $6,000,000
Casa Grande IDA Revenue,
   5.15%, 8/1/25, LOC: Bank of America ....................................................   5,000,000         5,000,000
Columbus Georgia Development Authority Revenue,
   5.25%, 12/1/19, LOC: Bank of Nova Scotia ...............................................   5,000,000         5,000,000
Community Health Systems, 5.90%, 10/1/03,
   LOC: First Union Bank ..................................................................   5,300,000         5,300,000
Dade County Expressway Authority Toll System Revenue,
   5.05%, 7/1/19, BPA: FGIC SPI, INSUR: FGIC ..............................................   1,400,000         1,400,000
IPC Industries, Inc., 5.15%, 10/1/11,
   LOC: National Bank of Canada ...........................................................   2,805,000         2,805,000
Liliha Parking LP Hawaii Revenue, 5.50%, 8/1/24,
   LOC: First Hawaiian Bank, Confirming LOC: Bank One .....................................   3,500,000         3,500,000
Los Angeles Community Redevelopment Agency MFH Revenue,
   5.15%, 12/1/34, LOC: FHLB, California ..................................................   5,470,000         5,470,000
Maryland State Health and Higher Educational Facilities,
   5.15%, 7/1/22, LOC: Allfirst Bank ......................................................   1,100,000         1,100,000
Massachusetts Nursing Homes, 5.15%, 11/15/13,
   LOC: American National Bank & Trust ....................................................   1,340,000         1,340,000
Meriter Hospital, Inc, 5.10%, 12/1/16, LOC: Firstar Bank ..................................   5,700,000         5,700,000
Meyer Cookware Industries, 5.10%, 5/1/27, LOC: BNP Paribas ................................   3,000,000         3,000,000
Milpitas California MFH Revenue, 5.15%, 8/15/33, CF: FNMA, ................................   2,200,000         2,200,000
Montgomery County Cancer Center LLC, 5.15%, 10/1/12,
   LOC: SouthTrust Bank, Alabama ..........................................................     120,000           120,000
Montgomery County Kentucky Industrial Building Revenue,
   5.15%, 8/1/06, LOC: Fleet Bank .........................................................   1,476,000         1,476,000
Montgomery County New York IDA Revenue,
   5.20%, 7/1/30, LOC: FHLB, New York .....................................................   3,560,000         3,560,000
New Jersey Health Care Facilities Financing Authorities Revenue,
   5.10%, 7/1/30, LOC: Summit Bank ........................................................   5,720,000         5,720,000
Pointe Chase Apartment, 5.35%, 12/1/29,
   LOC: Columbus Bank & Trust .............................................................   2,000,000         2,000,000
Portage Indiana Economic Development Revenue, 5.14%, 3/1/20,
   LOC: FHLB, Indianapolis ................................................................   3,715,000         3,715,000
Richmond Virginia Redevelopment and Housing Authority,
   5.25%, 12/1/25, LOC: Wachovia Bank and Trust ...........................................   2,310,000         2,310,000
San Diego California MFH Revenue, 5.15%, 7/15/33, CF: FNMA ................................   3,000,000         3,000,000
Schenectady County New York IDA Revenue, 5.20%, 11/1/10,
   LOC: Fleet National Bank ...............................................................   5,690,000         5,690,000
Scottsboro Alabama IDA Revenue,
   5.10%, 10/1/10, LOC: SouthTrust Bank, Alabama ..........................................   1,320,000         1,320,000
Southeast Alabama Gas District, 5.45%, 6/1/25, BPA: Amsouth Bank,
   INSUR: AMBAC ...........................................................................   5,000,000         5,000,000
South Central Communications Corp., 5.15%, 6/1/13,
   LOC: Citizen National Bank, C/LOC: Fifth Third Bank ....................................   5,000,000         5,000,000
St. Josephs County Industrial Development Revenue,
   5.19%, 6/1/27, LOC: FHLB, Indianapolis .................................................     820,000           820,000
St. Paul Minnesota Housing and Redevelopment Authority,
   5.10%, 3/1/18, LOC: Dexia Credit .......................................................   1,800,000         1,800,000
Suffolk County IDA, 5.08%, 12/15/07, LOC: Chase Manhattan .................................   3,090,000         3,090,000

--------------------------------------------------------------------------------
28 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES -CONT'D                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------
Trotman Bay Minette Inc., 6.80%, 12/1/25,
   LOC: Columbus Bank & Trust .............................................................  $2,325,000        $2,325,000
Washington St. Housing Finance Community MFH Revenue,
   5.15%, 7/15/32, CF: FNMA ...............................................................   2,200,000         2,200,000
Wenatchee Valley Clinic, 5.10%, 11/23/24,
   LOC: US Bank National Association ......................................................   6,000,000         6,000,000
550 West 14th Place Revenue, 5.20%, 2/1/29, LOC: Harris Trust .............................     100,000           100,000
                                                                                                             ------------

      Total Taxable Variable Rate Demand Notes (Cost $113,521,000) ........................                   113,521,000
                                                                                                             ------------


         TOTAL INVESTMENTS (Cost $211,389,810) - 99.9% ....................................                   211,389,810
         Other assets and liabilities, net  0.1% ..........................................                       278,559
                                                                                                             ------------
         NET ASSETS - 100% ................................................................                  $211,668,369
                                                                                                             ============

See notes to financial statements.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 29
--------------------------------------------------------------------------------

                               #BALANCED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2001

                                                                                             PRINCIPAL
CERTIFICATES OF DEPOSIT - 0.1%                                                                AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------
Alternative Federal Credit Union, 5.50%, 11/30/01 ^ .......................................     $50,000           $49,836
Blackfeet National Bank, 5.75%, 11/13/01 ^ ................................................      92,000            91,565
D. Edward Wells Federal Credit Union, 5.00%, 11/20/01 ^ ...................................      50,000            48,889
First American Credit Union, 4.70%, 12/23/01 ^ ............................................      92,000            92,000
Mission Area Federal Credit Union, 4.95%, 11/18/01 ^ ......................................      50,000            49,797
Northeast Community Federal Credit Union, 5.00%, 11/24/01 ^ ...............................      50,000            49,815
South Shore Bank of Chicago, 5.15%, 2/8/02 ................................................     350,000           348,475
                                                                                                             ------------

                  Total Certificates of Deposit (Cost $734,000) + .........................                       730,377
                                                                                                             ------------

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Accion International Corp., 4.00%, 9/30/04 ................................................     250,000           239,610
Accion US Bridge Fund, 4.00%, 6/30/01 .....................................................     100,000            96,731
Calvert Foundation Investment Note, 3.00%, 7/1/01 .........................................   3,816,666         3,690,640
Coastal Enterprises, Inc., 4.00%, 7/15/01 .................................................     200,000           193,462
Community Reinvestment Plan, 4.00%, 9/30/01 ...............................................     100,000            97,385
Eastside Community Investment, 4.07%, 7/1/10 ? ............................................      66,667                 0
Environmental Enterprises Assistance Fund, 4.50%, 12/31/01 ................................     100,000            96,958
Saint Ambrose Housing Center, 4.50%, 6/30/01 ..............................................      25,000            24,239
Washington Area Community Investment Fund, 4.50%, 12/31/01 ................................     295,061           280,553
                                                                                                             ------------

      Total High Social Impact Investments  (Cost $4,953,394) # + .........................                     4,719,578
                                                                                                             ------------

CORPORATE BONDS - 26.5%
-------------------------------------------------------------------------------------------------------------------------
AGL Capital Corp, 7.125%, 1/14/11 .........................................................   3,000,000         3,062,310
Allete, 7.80%, 2/15/08 ....................................................................   4,000,000         4,049,160
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 .............................................  10,500,000         5,922,105
AT&T Canada, Inc., 7.65%, 09/15/06 ........................................................   8,000,000         7,925,568
BCI US Funding Trust I, 8.01%, 12/29/49 ...................................................   3,000,000         2,936,877
City Soft, Inc., 10.00%, 5/31/02 # + ......................................................     250,000           250,000
Community Reinvestment Fund, 6.35%, 6/1/15 ................................................      28,800            29,667
Conseco Financing Trust II, 8.70%, 11/15/26 ...............................................   1,500,000           855,000
Conseco Financing Trust III, 8.796%, 4/1/27 ...............................................   7,500,000         4,275,000
Conseco, Inc.:
   8.75%, 2/9/04 ..........................................................................     500,000           438,750
   6.80%, 6/15/05 .........................................................................   6,775,000         5,352,250
Covad Commercial Group, 12.00%, 2/15/10 ...................................................   1,000,000           150,000
Crescent Real Estate Equities, 7.00%, 9/15/02 .............................................   5,000,000         4,900,400
CSC Holdings, Inc., 7.625%, 4/1/11 ........................................................   1,500,000         1,475,715
Dime Bancorp., Inc., 9.00%, 12/19/02 ......................................................   8,000,000         8,342,800
Finova Capital Corp.:
   5.87%, 10/15/01 ? ......................................................................   2,000,000         1,700,000
   6.44%, 11/06/01 ? ......................................................................   1,710,000         1,453,500
   6.50%, 7/28/02 ? .......................................................................   5,100,000         4,335,000

--------------------------------------------------------------------------------
30 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
CORPORATE BONDS - CONT'D                                                                      AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------
France Telecom, 8.50%, 3/1/31 .............................................................  $7,000,000        $7,015,120
Greenpoint Bank, 9.25%, 10/1/10 ...........................................................   6,000,000         6,288,840
Greenpoint Capital Trust I, 9.10%, 6/1/27 .................................................   1,000,000           889,240
Interpool Capital Trust, 9.875%, 2/15/27 ..................................................   4,500,000         3,150,000
Interpool Inc.:
   6.625%, 3/1/03 .........................................................................   1,885,000         1,743,625
   7.20%, 8/1/07 ..........................................................................   2,000,000         1,720,000
   7.35%, 8/1/07 ..........................................................................   1,000,000           870,000
Jet Equipment Trust, 9.71%, 8/15/13 .......................................................   2,000,000         2,074,460
Jordan Aid, 8.75%, 9/1/19 .................................................................   1,253,942         1,490,473
KDM Development Corp., 2.409%, 12/31/07 # + ...............................................     625,387           600,000
Koninklijke KPN NV:
   7.82%, 1/2/20 ..........................................................................   3,000,000         3,003,948
   8.62%, 1/2/25 ..........................................................................   4,500,000         4,438,599
LG & E Capital Corp., 6.205%, 5/1/04 ......................................................   1,500,000         1,468,560
Liberty Mutual Insurance Co., 7.697%, 10/15/97 ............................................  12,750,000         9,843,000
Lumbermens Mutual Casualty Insurance, 8.30%, 12/1/37 ......................................   9,630,000         7,480,391
Mack-Cali Realty LP, 7.75%, 2/15/11 .......................................................   3,000,000         3,065,091
MCN Investment Corp., 6.30%, 4/2/11 .......................................................   2,000,000         1,999,640
Natexis AMBS Co., LLC, 8.44%, 12/29/49 ....................................................   1,000,000         1,008,426
Poland Partners, 5.875%, 4/13/04 # + ......................................................     391,600           615,790
Pioneer Human Services, 8.75%, 5/27/01 # + ................................................     500,000           500,624
Puget Sound Energy, 6.23%, 7/11/02 ........................................................     756,664           757,837
Riggs Capital Trust, 8.625%, 12/31/26 .....................................................  14,000,000         9,839,200
Royal & Sun Alliance, Inc., 8.95%, 10/15/29 ...............................................   3,600,000         3,760,132
Skandinaviska Enskilda Banken, 8.125%, 9/6/49 .............................................   9,000,000         9,363,393
Sovereign Bancorp, Inc., 12.18%, 6/30/20 ..................................................   5,672,000         6,186,103
12th Street Historic Rehabilitation Associates Mortgage,
   10.75%, 4/15/04 # ? * + ................................................................     349,528                 0
Union Planters Corp, 7.75%, 3/1/11 ........................................................   8,500,000         8,668,980
United Airlines, 7.811%, 10/1/09 ..........................................................   2,000,000         2,052,960
Xerox Capital Trust I, 8.00%, 2/1/27 ......................................................  22,160,000         6,204,800
XL America, 6.58%, 4/12/11 ................................................................   5,250,000         5,172,770
                                                                                                             ------------

      Total Corporate Bonds (Cost $185,660,113) ...........................................                   168,726,104
                                                                                                             ------------

MORTGAGE SECURITIES - 2.5%
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association:
   6.00%, 12/31/16 ........................................................................   5,000,000         4,992,200
   6.50%, 4/1/29 ..........................................................................   5,804,704         5,790,192
   6.00%, 12/31/31 ........................................................................   5,000,000         4,878,100
                                                                                                             ------------

      Total Mortgage Securities (Cost $15,441,822) ........................................                    15,660,492
                                                                                                             ------------

TAXABLE MUNICIPAL OBLIGATIONS - 2.8%
-------------------------------------------------------------------------------------------------------------------------
American Public Energy Agency Nebraska Gas Supply Revenue Bonds,
   6.875%, 12/11/04 .......................................................................   5,852,000         6,105,625
Maryland State Economic Development Corp. Revenue Bonds:
   8.00%, 10/1/05 .........................................................................   2,775,000         2,924,212
   8.625%, 10/1/19 ........................................................................   3,750,000         3,800,250
Texas State Public Finance Authority Revenue Bonds,
   9.00%, 12/1/06 .........................................................................   4,456,000         4,897,456
                                                                                                             ------------

      Total Taxable Municipal Obligations (Cost $16,945,213) ..............................                    17,727,543
                                                                                                             ------------

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 31
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.4%                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, Discount Notes, 5.13%, 4/2/01 ..................................... $79,000,000       $78,988,743
                                                                                                             ------------

      Total U.S. Government Agency Obligations (Cost $78,988,743) .........................                    78,988,743
                                                                                                             ------------

                                                                                             ADJUSTED
LIMITED PARTNERSHIP INTEREST - 0.9%                                                           BASIS
-------------------------------------------------------------------------------------------------------------------------
Coastal Venture Partners ..................................................................     182,634           181,772
Common Capital ............................................................................     100,000           100,000
Environmental Private Equity Fund II ......................................................       6,221           112,959
GEEMF Partners ............................................................................     185,003           157,036
Global Environment Emerging Markets Fund ..................................................     814,997                 1
Hambrecht & Quist Environmental Technology Fund ...........................................     254,513             7,548
IEPF Equity Fund III ......................................................................     991,224           965,251
Labrador Ventures III .....................................................................     344,178         1,319,777
Labrador Ventures IV ......................................................................     500,000           480,565
Liberty Environmental Partners ............................................................     350,000           277,940
Poland Partners ...........................................................................     157,534           173,376
Ukraine Fund ..............................................................................      72,777            35,937
Utah Ventures .............................................................................     577,527         1,069,393
Venture Strategy Partners .................................................................     219,531           228,489
Viridian Capital ..........................................................................     389,971           491,126
                                                                                                             ------------

      Total Limited Partnership Interest (Cost $5,146,110) # + ............................                     5,601,170
                                                                                                             ------------

EQUITY SECURITIES - 54.6%                                                                    SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
BANKS - MAJOR REGIONAL - 2.4%
Fifth Third Bancorp. ......................................................................     115,050         6,147,984
Mellon Financial Corp. ....................................................................      71,900         2,913,388
US BanCorp. ...............................................................................     186,800         4,333,760
Wachovia Corp. ............................................................................      26,300         1,584,575
                                                                                                             ------------
                                                                                                               14,979,707
                                                                                                             ------------

BANKS - MONEY CENTER - 0.4%
Bank of America Corp. .....................................................................      46,500         2,545,875
                                                                                                             ------------

BIOTECHNOLOGY - 0.9%
Allos Therapeutics* .......................................................................     171,271           995,513
Amgen, Inc.* ..............................................................................      56,500         3,400,594
Aviron* ...................................................................................      37,074         1,540,888
                                                                                                             ------------
                                                                                                                5,936,995
                                                                                                             ------------

CHEMICALS - 0.3%
Praxair, Inc. .............................................................................      35,900         1,602,935
                                                                                                             ------------

--------------------------------------------------------------------------------
32 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.6%
ADC Telecommunications, Inc.* .............................................................      91,200          $775,200
McData Corp.* .............................................................................           1                19
Nokia OYJ .................................................................................     133,600         3,206,400
Nortel Networks Corp. .....................................................................      58,900           827,545
Qualcomm, Inc.* ...........................................................................      25,500         1,443,937
Tellabs, Inc.* ............................................................................      98,500         4,007,719
                                                                                                             ------------
                                                                                                               10,260,820
                                                                                                             ------------

COMPUTERS - HARDWARE - 2.5%
Compaq Computer Corp. .....................................................................     106,600         1,940,120
Hewlett-Packard Co. .......................................................................      32,600         1,019,402
International Business Machines Corp. .....................................................      90,800         8,733,144
Juniper Networks, Inc.* ...................................................................      11,000           417,560
Sun Microsystems, Inc. ....................................................................     256,600         3,943,942
                                                                                                             ------------
                                                                                                               16,054,168
                                                                                                             ------------

COMPUTERS - NETWORKING - 0.8%
Avaya, Inc.* ..............................................................................           1                 8
Cisco Systems, Inc.* ......................................................................     323,436         5,114,332
                                                                                                             ------------
                                                                                                                5,114,340
                                                                                                             ------------

COMPUTERS - PERIPHERALS - 1.2%
EMC Corp.* ................................................................................     171,280         5,035,632
Lexmark International, Inc.* ..............................................................      63,100         2,872,312
                                                                                                             ------------
                                                                                                                7,907,944
                                                                                                             ------------

COMPUTERS - SOFTWARE & SERVICES - 4.3%
Amdocs Ltd.* ..............................................................................      57,500         2,754,250
BMC Software, Inc.* .......................................................................      64,000         1,376,000
Compuware Corp.* ..........................................................................     478,000         4,660,500
Microsoft Corp.* ..........................................................................     212,280        11,609,063
Oracle Corp.* .............................................................................     475,600         7,124,488
                                                                                                             ------------
                                                                                                               27,524,301
                                                                                                             ------------

CONSUMER FINANCE - 0.5%
Providian Financial Corp. .................................................................      64,600         3,168,630
                                                                                                             ------------

DISTRIBUTORS - FOOD & HEALTH - 1.8%
Cardinal Health, Inc. .....................................................................     118,275        11,443,106
                                                                                                             ------------

ELECTRICAL EQUIPMENT - 1.5%
American Power Conversion* ................................................................     140,200         1,807,266
Flextronics International Ltd.* ...........................................................      26,400           400,026
SCI Systems, Inc.* ........................................................................      98,400         1,790,880
Solectron Corp. ...........................................................................     294,000         5,588,940
                                                                                                             ------------
                                                                                                                9,587,112
                                                                                                             ------------

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 33
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - SEMICONDUCTS - 2.8%
Altera Corp.* .............................................................................     154,300        $3,307,806
Atmel Corp.* ..............................................................................     284,533         2,791,980
Conexant Systems, Inc.* ...................................................................       8,255            73,779
Intel Corp. ...............................................................................     184,900         4,865,181
Linear Technology Corp. ...................................................................      53,200         2,184,525
Texas Instruments, Inc. ...................................................................      92,800         2,874,944
Xilinx, Inc.* .............................................................................      42,100         1,478,763
                                                                                                             ------------
                                                                                                               17,576,978
                                                                                                             ------------

ENTERTAINMENT - 0.7%
AOL Time Warner, Inc.* ....................................................................     104,800         4,207,720
                                                                                                             ------------

EQUIPMENT - SEMICONDUCTORS - 0.4%
Applied Materials, Inc.* ..................................................................      65,500         2,849,250
                                                                                                             ------------

FINANCIAL - DIVERSIFIED - 4.0%
Fannie Mae ................................................................................      75,020         5,971,592
Freddie Mac ...............................................................................          75             4,862
Highwoods Properties, Inc.* ...............................................................       6,900         4,698,072
JP Morgan Chase & Co. .....................................................................      60,300         2,707,470
State Street Corp. ........................................................................      74,400         6,948,960
USA Education, Inc. .......................................................................      66,900         4,860,285
                                                                                                             ------------
                                                                                                               25,191,241
                                                                                                             ------------

FOODS - 0.0%
Heinz (H.J.) Co. ..........................................................................          75             3,015
                                                                                                             ------------

HARDWARE & TOOLS - 0.0%
Black & Decker Corp. ......................................................................          70             2,572
                                                                                                             ------------

HEALTHCARE - DIVERSIFIED - 1.4%
Hayes Medical Services + # * ..............................................................     326,797           364,238
Johnson & Johnson .........................................................................      96,600         8,449,602
                                                                                                             ------------
                                                                                                                8,813,840
                                                                                                             ------------

HEALTHCARE - DRUGS - 3.2%
Alza Corp.* ...............................................................................      28,600         1,158,300
Merck & Co., Inc. .........................................................................     100,724         7,644,952
Pfizer, Inc. ..............................................................................     274,500        11,240,775
                                                                                                             ------------
                                                                                                               20,044,027
                                                                                                             ------------

HEALTHCARE - HOSPITAL MANAGEMENT - 0.8%
Health Management Associates, Inc.* .......................................................     346,200         5,383,410
                                                                                                             ------------

HEALTHCARE - MEDICAL PRODUCTS & SUPLIES - 0.5%
Guidant Corp.* ............................................................................      66,516         2,992,555
                                                                                                             ------------

HOUSEHOLD PRODUCTS - NON-DURABLES - 0.4%
Colgate-Palmolive Co. .....................................................................      51,800         2,862,468
                                                                                                             ------------

--------------------------------------------------------------------------------
34 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
HOUSEWARES - 0.0%
Newell Rubbermaid, Inc. ...................................................................         100            $2,650
                                                                                                             ------------

INSURANCE - LIFE/HEALTH - 0.4%
Aflac, Inc. ...............................................................................      81,600         2,247,264
                                                                                                             ------------

INSURANCE - MULTI-LINE - 0.7%
American International Group ..............................................................      58,749         4,729,295
                                                                                                             ------------

INSURANCE BROKERS - 0.4%
Marsh & McLennan Co.'s ....................................................................      25,900         2,461,277
                                                                                                             ------------

INVESTMENT BANKING & BROKERS - 0.3%
Charles Schwab Corp. ......................................................................     130,350         2,009,997
                                                                                                             ------------

INVESTMENT MANAGEMENT - 0.9%
T Rowe Price Associates ...................................................................     125,500         3,929,719
Stilwell Financial, Inc. ..................................................................      60,400         1,619,928
                                                                                                             ------------
                                                                                                                5,549,647
                                                                                                             ------------

LEISURE TIME - PRODUCTS - 0.7%
Harley-Davidson, Inc. * ...................................................................     121,700         4,618,515
                                                                                                             ------------

MACHINERY - DIVERSIFIED - 0.0%
Worldwater Corp.* .........................................................................     140,000            27,562
                                                                                                             ------------

MANUFACTURING - DIVERSIFIED - 0.9%
Illinois Tool Works .......................................................................     104,400         5,934,096
                                                                                                             ------------

NATURAL GAS - 0.7%
El Paso Corp. .............................................................................      39,500         2,579,350
Enron Corp. ...............................................................................      26,200         1,522,220
                                                                                                             ------------
                                                                                                                4,101,570
                                                                                                             ------------

OFFICE EQUIPMENT & SUPPLIES - 0.4%
Pitney Bowes, Inc. ........................................................................      70,000         2,432,500
                                                                                                             ------------

OIL & GAS - DRILLING & EQUIPMENT - 0.3%
Smith International, Inc. .................................................................      22,900         1,607,580
                                                                                                             ------------

PAPER & FOREST PRODUCTS - 0.0%
Seventh Generation, Inc. ..................................................................     174,195           313,551
                                                                                                             ------------

PERSONAL CARE - 0.3%
Gillette Co. ..............................................................................      65,800         2,050,986
                                                                                                             ------------

POWER PRODUCERS - INDEPENDENT - 2.6%
AES Corp. * ...............................................................................     118,600         5,925,256
Calpine Corp. * ...........................................................................     191,100        10,523,877
                                                                                                             ------------
                                                                                                               16,449,133
                                                                                                             ------------

PUBLISHING - NEWSPAPERS - 0.3%
New York Times Co. ........................................................................      44,800         1,835,456
                                                                                                             ------------

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 35
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
RETAIL - BUILDING SUPPLIES - 1.6%
Fastenal Co. ..............................................................................      54,100        $2,948,450
Home Depot, Inc. * ........................................................................     168,560         7,264,936
                                                                                                             ------------
                                                                                                               10,213,386
                                                                                                             ------------

RETAIL - DISCOUNTERS - 1.3%
Dollar General Corp. ......................................................................     412,977         8,441,250
                                                                                                             ------------

RETAIL - DRUG STORES - 1.1%
CVS Corp. .................................................................................     123,100         7,200,119
                                                                                                             ------------

RETAIL - FOOD CHAINS - 0.8%
Kroger Co. * ..............................................................................     194,200         5,008,418
                                                                                                             ------------

RETAIL - GENERAL MERCHANDISE - 0.8%
Costco Wholesale Corp. * ..................................................................      51,500         2,021,375
Target Corp. ..............................................................................      86,200         3,110,096
                                                                                                             ------------
                                                                                                                5,131,471
                                                                                                             ------------

RETAIL - SPECIALTY - 1.0%
Staples, Inc. .............................................................................     410,100         6,100,238
                                                                                                             ------------

SERVICES - ADVERTISING & MERCHANDISE - 0.5%
Omnicom Group .............................................................................      37,400         3,099,712
                                                                                                             ------------

SERVICES - COMMERCIAL & CONSUMER - 0.2%
Cellnet Data Systems, Inc.* ...............................................................      33,093               331
Gaiam, Inc. ...............................................................................      12,500           135,937
IMS Health, Inc. ..........................................................................      58,600         1,459,140
                                                                                                             ------------
                                                                                                                1,595,408
                                                                                                             ------------

SERVICES - DATA PROCESS - 2.5%
First Data Corp. ..........................................................................     118,000         7,045,780
Fiserv, Inc.* .............................................................................      99,800         4,464,491
Paychex, Inc. .............................................................................     115,075         4,264,967
                                                                                                             ------------
                                                                                                               15,775,238
                                                                                                             ------------

SERVICES - EMPLOYMENT - 0.2%
Robert Half International, Inc.* ..........................................................      69,900         1,562,265
                                                                                                             ------------

TELECOMMUNICATIONS - CELL & WIRELESS - 0.2%
Vodafone Group plc. .......................................................................      55,200         1,498,680
                                                                                                             ------------

TELECOMMUNICATIONS - LONG DISTANCE - 0.5%
Time Warner Telecom, Inc.* ................................................................      50,600         1,840,575
Global Crossing Ltd * .....................................................................      77,200         1,041,428
                                                                                                             ------------
                                                                                                                2,882,003
                                                                                                             ------------

TELEPHONE - 1.1%
Alltel Corp. ..............................................................................      35,000         1,836,100
BellSouth Corp. ...........................................................................      58,700         2,402,004
SBC Communications, Inc. ..................................................................      55,440         2,474,287
                                                                                                             ------------
                                                                                                                6,712,391
                                                                                                             ------------

--------------------------------------------------------------------------------
36 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
VENTURE CAPITAL - 1.5%
Agraquest, Inc.:
   Series B Preferred # * + ...............................................................     190,477           952,385
   Series C Convertible Preferred # * + ...................................................     117,647           588,235
All Media Solutions, Inc. # * + ...........................................................     479,652           155,887
Angels With Attitude # * + ................................................................      66,667            66,667
Calypte Biomed # * + ......................................................................     100,000            64,000
Community Bank of the Bay # * + ...........................................................       4,000           100,000
Community Growth Fund * ...................................................................   1,366,671           388,876
Eco Timber International, Inc. # * + ......................................................      12,468            66,704
Energia Global, Inc.:
   Series A, Convertible Preferred # * + ..................................................      80,129           580,935
   Series B, Convertible Preferred # * + ..................................................      33,571           243,390
Envirolutions, Inc. # * + .................................................................         814            26,185
Evergreen Solar:
   Series B # * + .........................................................................      46,187           323,309
   Series C # * + .........................................................................      35,553           248,871
   Series D # * + .........................................................................      36,952           258,664
Evergreen Solar (warrants) # * + ..........................................................      14,221            37,970
First Republic Preferred Capital Corp # * + ...............................................       2,000         1,750,000
Frans Health Helpings # * + ...............................................................     505,051           200,000
Knowaste LLC # * + ........................................................................         814                 0
Living Technologies, Inc. # * + ...........................................................      25,000           100,000
Neighborhood Bancorp # * + ................................................................      10,000           100,000
Northern Power Systems, Inc. # * + ........................................................      35,000           175,000
Paradigm Biosciences # * + ................................................................     125,000           125,000
Pharmadigm, Inc. # * + ....................................................................     113,636           113,636
Pharmadigm, Inc. (warrants) # * + .........................................................       7,955                 0
Pro Fund International # * + ..............................................................       7,501             7,501
Pro Fund International, Preferred # * + ...................................................     742,499           742,499
SMARTHINKING, Inc. # * + ..................................................................     424,016           250,000
Vcampus Corp.# * + ........................................................................      25,080            26,647
Wellspring International.:
   Series A, Preferred # * + ..............................................................     129,032           507,096
   Series B, Preferred # * + ..............................................................      38,168           150,000
Wild Planet Toys, Inc.:
   Series B, Preferred # * + ..............................................................     476,190           666,666
   Series E, Preferred # * + ..............................................................     129,089           180,725
Wind Harvest Co., Inc., Series A, Preferred # * + .........................................       8,696            50,000
                                                                                                             ------------
                                                                                                                9,246,848
                                                                                                             ------------

      Total Equity Securities (Cost $375,865,780) .........................................                   346,891,515
                                                                                                             ------------

         TOTAL INVESTMENTS (Cost $683,735,177) 100.5% .....................................                   639,045,522
         Other assets and liabilities, net (0.5%) .........................................                   (3,505,217)
                                                                                                             ------------
         NET ASSETS 100% ..................................................................                  $635,540,305
                                                                                                             ============

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 37
--------------------------------------------------------------------------------

                                                      UNDERLYING     UNREALIZED
                                 # OF     EXPIRATION  FACE AMOUNT   APPRECIATION   INITIAL
FUTURES                        CONTRACTS     DATE      AT VALUE    (DEPRECIATION)  MARGIN
--------------------------------------------------------------------------------------------
Purchased:
   U.S. Treasury Bonds            180        6/01     $18,753,750  ($167,746)      $216,000
   10 Year U.S. Treasury Notes    103        6/01      10,938,922       8,810       123,600




See notes to financial statements.

--------------------------------------------------------------------------------
38 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                 BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2001

                                                                                             PRINCIPAL
CORPORATE BONDS - 59.5%                                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------
Agency of International Development, 8.75%, 9/1/19 ........................................    $626,971          $745,237
AGL Capital Trust, 7.125%, 1/14/11 ........................................................   1,500,000         1,531,155
AT&T Canada, Inc., 7.65%, 9/15/06 .........................................................   1,000,000           990,696
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 .............................................   2,100,000         1,184,421
BCI U.S. Funding Trust, 8.01%, 12/29/49 ...................................................   2,500,000         2,447,397
Bellsouth Savings & Employee Stock Ownership Trust,
   9.125%, 7/1/03 .........................................................................      82,607            87,342
Bombardier Capital, Ltd., 8.29%, 6/15/30 ..................................................   1,000,000         1,080,617
Cascade Christian Schools, 7.65%, 12/1/09 .................................................     970,000           984,550
Conseco, Inc., 6.80%, 6/15/05 .............................................................   2,250,000         1,974,375
Finova Capital Corp., 6.824%, 3/9/01 ? ? ..................................................   1,250,000         1,062,500
First Republic Bank, 7.75%, 9/15/12 .......................................................     500,000           446,739
France Telecom, 8.50%, 3/1/31 .............................................................   1,000,000         1,002,160
Greater Valley Medical Building Partnership LP, 6.86%,  3/1/21 ............................   2,000,000         2,000,000
Greenpoint Capital Trust I, 9.25%, 10/1/10 ................................................   1,150,000         1,205,361
Herman Miller, Inc., 7.125%, 3/15/11 ......................................................   1,000,000           996,680
Interpool Capital Trust, 9.875%, 2/15/27 ..................................................     870,000           609,000
Interpool, Inc., 7.20%, 8/1/07 ............................................................     500,000           430,000
JET Equipment TST Series 1995, 9.71%, 2/15/15 .............................................   1,000,000         1,037,230
Koninklijke Ahold NV, Zero Coupon, 2/1/25 .................................................   2,000,000         1,972,711
LG & E Capital Corp., 6.205%, 5/1/04 ......................................................   1,500,000         1,468,560
Liberty Mutual Insurance, Co. 7.697%, 10/15/2097 ..........................................   4,000,000         3,088,000
Lumbermens Mutual Casualty Co.:
   9.15%, 7/1/26 ..........................................................................     548,000           480,991
   8.30%, 12/1/37 .........................................................................   2,750,000         2,136,145
Markel Capital Trust I, 8.71%, 1/1/46 .....................................................   1,000,000           671,890
Natexis Ambs Co. LLC, 8.44%, 12/29/49 .....................................................   1,000,000         1,008,426
NCB Affordable Housing / Market Rate Cooperative First
   Mortgage Certificates Series 1993-3 B, 7.70%, 7/1/12 # .................................     675,377           681,929
Riggs Capital Trust, 8.625%, 12/31/26 .....................................................   1,000,000           702,800
Royal & Sun Alliance Insurance Group, plc 8.95%, 10/15/29 .................................   2,500,000         2,611,202
Skandinaviska Enskilda Banken, 8.125%, 9/6/49 .............................................   3,500,000         3,641,319
Sovereign Bank, 12.18%, 6/30/20 ...........................................................   2,000,000         2,181,278
Texas Public Finance Authority, 9.00%, 12/1/06 ............................................   3,912,000         4,299,562
Union Planters Corp., 7.75%, 3/1/11 .......................................................   1,000,000         1,019,880
United Dominion Realty Trust, 8.50%, 9/15/24 ..............................................   1,000,000         1,050,910
Xerox Capital Trust I, 8.00%, 2/1/27 ......................................................   4,750,000         1,330,000
XL America, 6.58%, 4/15/11 ................................................................   2,500,000         2,463,224
                                                                                                             ------------

      Total Corporate Bonds (Cost $52,851,046) .............................................                   50,624,287
                                                                                                             ------------

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 39
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES                                                                     PRINCIPAL
AND INSTRUMENTALITIES - 34.9%                                                                 AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Discount Notes, 5.13%, 4/2/01 ...................................... $19,000,000       $18,997,292
Federal National Mortgage Association,
   6.50%, 7/1/14 ..........................................................................   1,410,410         1,426,714
   6.50%, 6/1/29 ..........................................................................   3,915,564         3,905,776
   6.00%, 4/16/31 .........................................................................   5,500,000         5,365,910
                                                                                                             ------------

      Total U.S. Government Agencies and Instrumentalities
         (Cost $29,519,135) ...............................................................                    29,695,692
                                                                                                             ------------

CERTIFICATES OF DEPOSIT - 0.1%
-------------------------------------------------------------------------------------------------------------------------
South Shore Bank, 5.15%, 2/8/02 ...........................................................     100,000            99,564
                                                                                                             ------------

      Total Certificates of Deposit (Cost $100,000) + # ...................................                        99,564
                                                                                                             ------------

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Calvert Foundation Community Investment Note, 3.00%, 7/1/01 ...............................     450,000           435,141
                                                                                                             ------------

      Total High Social Impact Investments (Cost $450,000) + # ............................                       435,141
                                                                                                             ------------

EQUITY SECURITIES - 4.7%                                                                     SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
First Republic Preferred Capital Corp., Series A, (Preferred) .............................         500           437,500
Firstar Realty LLC, 8.875%, (Preferred) ...................................................       3,000         3,021,970
Highwoods Properties, Inc., Series A, (Preferred) .........................................         600           408,528
Northern Borders Partners, LP # ...........................................................       3,500           129,150
                                                                                                             ------------

      Total Equity Securities (Cost $3,912,562) ...........................................                     3,997,148
                                                                                                             ------------

         TOTAL INVESTMENTS (Cost $86,832,743) - 99.7% .....................................                    84,851,832
         Other assets and liabilities, net - 0.3% .........................................                       215,720
                                                                                                             ------------
         NET ASSETS 100% ..................................................................                   $85,067,552
                                                                                                             ============

                                                      UNDERLYING     UNREALIZED
                                 # OF     EXPIRATION  FACE AMOUNT   APPRECIATION   INITIAL
FUTURES                        CONTRACTS     DATE      AT VALUE    (DEPRECIATION)  MARGIN
--------------------------------------------------------------------------------------------
Purchased:
   U.S. Treasury Bonds            38          6/01     $4,035,719      $5,562      $45,600
   10 Year U.S. Treasury Notes    38          6/01      3,959,125    (46,710)       45,600

Sold:
   5 Year U.S. Treasury Notes     20           6/01     2,110,313         485       24,000

See notes to financial statements.

--------------------------------------------------------------------------------
40 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2001

EQUITY SECURITIES - 96.4%                                                                    SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.0%
Gentex Corp. * ............................................................................     125,000        $2,890,625
                                                                                                             ------------

BANKS - MAJOR REGIONAL - 2.7%
BB&T Corp. ................................................................................     100,000         3,517,000
Mellon Financial Corp. ....................................................................     110,000         4,457,200
                                                                                                             ------------
                                                                                                                7,974,200
                                                                                                             ------------

BANKS - MONEY CENTER - 0.0%
Bank of America Corp. .....................................................................         606            33,179
                                                                                                             ------------

CHEMICALS - SPECIALTY - 2.7%
Ecolab, Inc. ..............................................................................      80,000         3,393,600
Praxair, Inc. .............................................................................     100,000         4,465,000
                                                                                                             ------------
                                                                                                                7,858,600
                                                                                                             ------------

COMPUTERS - HARDWARE - 3.4%
Hewlett-Packard Co. .......................................................................     250,000         7,817,500
Sun Microsystems, Inc. * ..................................................................     140,000         2,151,800
                                                                                                             ------------
                                                                                                                9,969,300
                                                                                                             ------------

COMPUTERS - NETWORKING - 1.1%
Cisco Systems, Inc. * .....................................................................     200,000         3,162,500
                                                                                                             ------------

COMPUTERS - PERIPHERALS - 1.7%
EMC Corp. * ...............................................................................     170,000         4,998,000
                                                                                                             ------------

COMPUTERS - SOFTWARE & SERVICES - 5.6%
Adobe Systems, Inc. .......................................................................      55,000         1,923,350
BMC Software, Inc. ........................................................................      50,000         1,075,000
Microsoft Corp. * .........................................................................     170,000         9,296,875
Oracle Corp. * ............................................................................     270,000         4,044,600
                                                                                                             ------------
                                                                                                               16,339,825
                                                                                                             ------------

ELECTRICAL EQUIPMENT - 5.4%
American Power Conversion Corp. * .........................................................     500,000         6,445,312
Solectron Corp. * .........................................................................     200,000         3,802,000
Symbol Technologies, Inc. .................................................................     160,000         5,584,000
                                                                                                             ------------
                                                                                                              15,831,312
                                                                                                             ------------

ELECTRONICS - COMPONENT DISTRIBUTION - 2.9%
Intel Corp. ...............................................................................     200,000         5,262,500
W.W. Grainger, Inc. .......................................................................     100,000         3,385,000
                                                                                                             ------------
                                                                                                                8,647,500
                                                                                                             ------------

FINANCIAL - DIVERSIFIED - 3.1%
Freddie Mac ...............................................................................     140,000         9,076,200
                                                                                                             ------------

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 41
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - DIVERSIFIED - 3.0%
Johnson & Johnson .........................................................................     100,000        $8,747,000
                                                                                                             ------------

HEALTHCARE - DRUGS - 8.4%
Merck & Co., Inc. .........................................................................     110,000         8,349,000
Pfizer, Inc. ..............................................................................     200,000         8,190,000
Schering-Plough Corp. .....................................................................     220,000         8,036,600
                                                                                                             ------------
                                                                                                               24,575,600
                                                                                                             ------------

HEALTHCARE - MEDICAL PRODUCTS & SUPPLIES  - 3.1%
Dentsply International, Inc. ..............................................................     180,000         6,570,000
Stryker Corp. * ...........................................................................      50,000         2,612,500
                                                                                                             ------------
                                                                                                                9,182,500
                                                                                                             ------------

HOUSEHOLD PRODUCTS - NON-DURABLES - 2.1%
Colgate-Palmolive Co. .....................................................................     110,000         6,078,600
                                                                                                             ------------

INSURANCE - LIFE & HEALTH - 4.0%
Aflac, Inc. ...............................................................................     240,000         6,609,600
Protective Life Corp. .....................................................................     170,000         5,213,900
                                                                                                             ------------
                                                                                                               11,823,500
                                                                                                             ------------

INSURANCE - MULTI-LINE - 4.3%
American International Group, Inc. ........................................................      70,000         5,635,000
Hartford Financial Services, Inc. .........................................................     120,000         7,080,000
                                                                                                             ------------
                                                                                                               12,715,000
                                                                                                             ------------

INVESTMENT BANKING/BROKERAGE - 1.0%
Schwab (Charles) Corp. ....................................................................     200,000         3,084,000
                                                                                                             ------------

LEISURE TIME PRODUCTS - 0.6%
Harley-Davidson, Inc. .....................................................................      50,000         1,897,500
                                                                                                             ------------

MACHINERY - DIVERSIFIED - 1.8%
Dover Corp. ...............................................................................     150,000         5,376,000
                                                                                                             ------------

MANUFACTURING - DIVERSIFIED - 2.2%
Pentair, Inc. .............................................................................     250,000         6,370,000
                                                                                                             ------------

MANUFACTURING - SPECIALIZED - 4.1%
Diebold, Inc. .............................................................................     170,000         4,668,200
Roper Industries, Inc. ....................................................................     210,000         7,518,000
                                                                                                             ------------
                                                                                                               12,186,200
                                                                                                             ------------

NATURAL GAS - 2.8%
Questar Corp. .............................................................................     300,000         8,220,000
                                                                                                             ------------

OFFICE EQUIPMENT & SUPPLIES - 1.8%
Pitney Bowes, Inc. ........................................................................     150,000         5,212,500
                                                                                                             ------------

OIL & GAS - EXPLORATION & PRODUCTION - 3.1%
EOG Resources, Inc. .......................................................................     221,300         9,124,199
                                                                                                             ------------

--------------------------------------------------------------------------------
42 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
PERSONAL CARE - 1.8%
Avon Products, Inc. .......................................................................     130,000        $5,198,700
                                                                                                             ------------

PHOTOGRAPHY & IMAGING - 1.9%
Zebra Technologies Corp. * ................................................................     150,000         5,718,750
                                                                                                             ------------

RETAIL - BUILDING SUPPLIES - 2.2%
Lowe's Co.'s, Inc. ........................................................................     110,000         6,429,500
                                                                                                             ------------

RETAIL - DISCOUNTERS - 2.6%
Family Dollar Stores, Inc. ................................................................     300,000         7,710,000
                                                                                                             ------------

RETAIL - GENERAL MERCHANDISE - 2.3%
Target Corp. ..............................................................................     190,000         6,855,200
                                                                                                             ------------

RETAIL - SPECIALTY APPAREL - 0.7%
Gap, Inc. .................................................................................      90,000         2,134,800
                                                                                                             ------------

SERVICES - COMMERCIAL & CONSUMER - 0.7%
H & R Block, Inc. .........................................................................      40,000         2,002,400
                                                                                                             ------------

SERVICES - COMPUTER SYSTEMS - 2.9%
Electronic Data Systems Corp. .............................................................     150,000         8,379,000
                                                                                                             ------------

SERVICES - DATA PROCESS - 1.4%
Concord EFS, Inc. * .......................................................................     100,000         4,043,750
                                                                                                             ------------

SERVICES - FACILITY - 2.3%
ABM Industries, Inc. ......................................................................     220,000         6,875,000
                                                                                                             ------------

TELEPHONE - 5.7%
Alltel Corp. ..............................................................................     150,000         7,869,000
SBC Communications, Inc. ..................................................................     200,000         8,926,000
                                                                                                             ------------
                                                                                                               16,795,000
                                                                                                             ------------

      Total Equity Securities (Cost $253,251,470) .........................................                   283,515,940
                                                                                                             ------------

                                                                                             PRINCIPAL
REPURCHASE AGREEMENTS - 3.1%                                                                  AMOUNT
-------------------------------------------------------------------------------------------------------------------------
State Street Bank, 5.25%, dated 3/30/01, due 4/2/01
   (Repurchase proceeds $9,204,025);
   (Collateral: $9,505,293, FHLB, 6.75% 6/26/08) ..........................................  $9,200,000         9,200,000
                                                                                                             ------------

      Total Repurchase Agreements (Cost $9,200,000) .......................................                     9,200,000
                                                                                                             ------------


Certificates Of Deposit - 0.1%
South Shore Bank, 5.15%, 2/08/02 + ^ ......................................................     100,000            99,564
                                                                                                             ------------

      Total Certificates of Deposit (Cost $100,000) .......................................                        99,564

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 43
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%                                                         AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------
Calvert Foundation Community Investment Note,
   3.00%, 7/1/01 + # ......................................................................  $1,300,000        $1,257,074
                                                                                                             ------------

      Total High Social Impact Investments  (Cost $1,300,000) .............................                     1,257,074
                                                                                                             ------------

         TOTAL INVESTMENTS (Cost $263,851,470) - 100.0% ...................................                   294,072,578
         Other assets and liabilities, net - 0.0% .........................................                        19,632
                                                                                                             ------------
         NET ASSETS 100%                                                                                     $294,092,210
                                                                                                             ============




See notes to financial statements.

--------------------------------------------------------------------------------
44 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                           ENHANCED EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2001

EQUITY SECURITIES - 98.3%                                                                    SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT - 0.2%
FedEx Corp.* ..............................................................................       2,200           $91,696
                                                                                                             ------------

AIRLINES - 0.0%
Southwest Airlines Co. ....................................................................         600            10,650
                                                                                                             ------------

AUTO PARTS & EQUIPMENT - 0.8%
Autoliv, Inc. .............................................................................      11,100           173,604
Genuine Parts Co. .........................................................................       7,100           183,961
                                                                                                             ------------
                                                                                                                  357,565
                                                                                                             ------------

BANKS - MAJOR REGIONAL - 5.0%
Amsouth Bancorp. ..........................................................................       4,100            68,921
Comerica, Inc. ............................................................................       1,500            92,250
Fifth Third Bancorp .......................................................................       3,150           168,328
Fleet Boston Financial Corp. ..............................................................      15,900           600,225
Huntington Bancshares .....................................................................       2,100            29,925
Keycorp ...................................................................................       8,900           229,620
National City Corp. .......................................................................       4,400           117,700
Northern Trust Corp. ......................................................................       1,100            68,750
PNC Financial Services Group ..............................................................       2,700           182,925
SunTrust Banks, Inc. ......................................................................       6,000           388,800
U.S. Bancorp ..............................................................................      10,900           252,880
Wachovia Corp. ............................................................................       2,400           144,600
                                                                                                             ------------
                                                                                                                2,344,924
                                                                                                             ------------

BANKS - MONEY CENTER - 3.9%
Bank of America Corp. .....................................................................      20,547         1,124,948
First Union Corp. .........................................................................      20,500           676,500
                                                                                                             ------------
                                                                                                                1,801,448
                                                                                                             ------------

BIOTECHNOLOGY - 1.7%
Amgen, Inc.* ..............................................................................       8,700           523,631
Chiron Corp.* .............................................................................       1,500            65,813
Genentech, Inc.* ..........................................................................       1,800            90,900
Genzyme Corp.* ............................................................................       1,000            90,330
                                                                                                             ------------
                                                                                                                  770,674
                                                                                                             ------------

BROADCAST - TELEVISION, RADIO, CABLE - 2.0%
Comcast Corp.* ............................................................................      14,600           612,288
COX Communications, Inc.* .................................................................       5,100           226,899
USA Networks, Inc.* .......................................................................       4,300           102,931
                                                                                                             ------------
                                                                                                                  942,118
                                                                                                             ------------

CHEMICALS - 1.0%
Praxair, Inc. .............................................................................       5,300           236,645
Sigma-Aldrich .............................................................................       5,000           239,375
                                                                                                             ------------
                                                                                                                  476,020
                                                                                                             ------------

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 45
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.7%
CIENA Corp.* ..............................................................................       1,700           $70,975
JDS Uniphase Corp.* .......................................................................       5,220            96,244
Lucent Technologies, Inc. .................................................................      15,300           152,541
McData Corp.* .............................................................................         408             7,701
Qualcomm, Inc.* ...........................................................................       4,900           277,463
Scientific-Atlanta, Inc. ..................................................................       1,900            79,021
Sycamore Networks, Inc.* ..................................................................         600             6,000
Tellabs, Inc.* ............................................................................       2,700           109,856
                                                                                                             ------------
                                                                                                                  799,801
                                                                                                             ------------

COMPUTERS - HARDWARE - 4.7%
Brocade Communications System* ............................................................       1,200            25,068
Compaq Computer Corp. .....................................................................       4,400            80,080
Dell Computer Corp.* ......................................................................       9,600           246,600
Electronics for Imaging, Inc.* ............................................................       1,100            27,087
Hewlett-Packard Co. .......................................................................      11,500           359,605
International Business Machines Corp. .....................................................      10,900         1,048,362
Juniper Networks, Inc.* ...................................................................       1,300            49,348
Palm, Inc.* ...............................................................................       3,369            28,321
Sun Microsystems, Inc.* ...................................................................      20,400           313,548
                                                                                                             ------------
                                                                                                                2,178,019
                                                                                                             ------------

COMPUTERS - NETWORKING - 1.4%
3Com Corp.* ...............................................................................       2,600            14,869
Avaya, Inc.* ..............................................................................       2,242            29,142
Cisco Systems, Inc.* ......................................................................      37,600           594,550
Network Appliance, Inc.* ..................................................................       1,100            18,494
                                                                                                             ------------
                                                                                                                  657,055
                                                                                                             ------------

COMPUTERS - PERIPHERALS - 0.7%
EMC Corp.* ................................................................................      11,100           326,340
                                                                                                             ------------

COMPUTERS - SOFTWARE & SERVICES - 4.4%
Adobe Systems, Inc. .......................................................................       3,900           136,383
Ariba, Inc.* ..............................................................................         900             7,116
BEA Systems, Inc.* ........................................................................       1,500            44,062
Computer Associates International, Inc. ...................................................       3,600            97,920
I2 Technologies, Inc.* ....................................................................         800            11,600
Microsoft Corp.* ..........................................................................      21,200         1,159,375
Oracle Corp.* .............................................................................      27,100           405,958
Redback Networks* .........................................................................         300             3,924
Siebel Systems, Inc.* .....................................................................       1,100            29,920
Tibco Software, Inc.* .....................................................................         400             3,400
VeriSign, Inc.* ...........................................................................         900            31,894
Veritas Software Corp.* ...................................................................       2,250           104,040
Yahoo, Inc.* ..............................................................................       1,400            22,050
                                                                                                             ------------
                                                                                                                2,057,642
                                                                                                             ------------

--------------------------------------------------------------------------------
46 - CALVERT SOCIAL INVESTMENT FUND                SEMI-ANNUAL REPORT (UNAUITED)
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 1.2%
Capital One Financial Corp. ...............................................................       2,700          $149,850
MBNA Corp. ................................................................................       5,200           172,120
PMI Group, Inc. (The) .....................................................................       1,300            84,474
Providian Financial Corp. .................................................................       3,200           156,960
                                                                                                             ------------
                                                                                                                  563,404
                                                                                                             ------------

DISTRIBUTORS - FOOD & HEALTH - 0.7%
Cardinal Health, Inc. .....................................................................       1,300           125,775
Sysco Corp. ...............................................................................       7,800           206,778
                                                                                                             ------------
                                                                                                                  332,553
                                                                                                             ------------

ELECTRIC COMPANIES - 0.7%
Puget Sound Energy, Inc. ..................................................................      15,000           343,200
                                                                                                             ------------

ELECTRICAL EQUIPMENT - 1.0%
American Power Conversion* ................................................................       5,200            67,031
Hubbell, Inc. .............................................................................       3,700            86,210
Molex, Inc. ...............................................................................       4,900           172,878
Sanmina Corp.* ............................................................................       2,800            54,775
Solectron Corp.* ..........................................................................       3,200            60,832
Symbol Technologies Inc. ..................................................................         900            31,410
                                                                                                             ------------
                                                                                                                  473,136
                                                                                                             ------------

ELECTRONICS - INSTRUMENTS - 0.3%
Agilent Technologies, Inc.* ...............................................................       2,049            62,966
Waters Corp.* .............................................................................       2,000            92,900
                                                                                                             ------------
                                                                                                                  155,866

ELECTRONICS - SEMICONDUCTS - 3.7%
Altera Corp.* .............................................................................       4,600            98,612
Applied Micro Circuits Corp.* .............................................................       1,000            16,500
Broadcom Corp.* ...........................................................................         700            20,230
Integrated Device Technology, Inc.* .......................................................       1,100            32,571
Intel Corp. ...............................................................................      39,200         1,031,450
Linear Technology Corp. ...................................................................       3,400           139,613
LSI Logic Corp.* ..........................................................................       3,000            47,190
Maxim Integrated Products* ................................................................       1,900            79,021
Micron Technology, Inc.* ..................................................................       2,000            83,060
PMC - Sierra, Inc.* .......................................................................         900            22,266
Transwitch Corp.* .........................................................................         300             3,937
Vitesse Semiconductor Corp.* ..............................................................         900            21,431
Xilinx, Inc.* .............................................................................       3,700           129,962
                                                                                                             ------------
                                                                                                                1,725,843
                                                                                                             ------------

ENTERTAINMENT - 2.0%
AOL Time Warner Inc* ......................................................................      22,800           915,420
Pixar, Inc.* ..............................................................................       1,000            30,750
                                                                                                             ------------
                                                                                                                  946,170
                                                                                                             ------------

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 47
-------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
EQUIPMENT - SEMICONDUCTORS - 0.7%
Applied Materials, Inc.* ..................................................................       5,200          $226,200
Kla-Tencor Corp.* .........................................................................       1,500            59,063
Novellus Systems, Inc.* ...................................................................         200             8,112
Teradyne, Inc.* ...........................................................................       1,300            42,900
                                                                                                             ------------
                                                                                                                  336,275
                                                                                                             ------------

FINANCIAL - DIVERSIFIED - 6.9%
AMBAC Financial Group, Inc. ...............................................................       3,000           190,290
American Express Co. ......................................................................      20,200           834,260
Equity Office Properties Trust ............................................................      11,400           319,200
Equity Residential Properties Trust .......................................................       2,500           130,075
Fannie Mae ................................................................................      13,300         1,058,680
Freddie Mac ...............................................................................      10,600           687,198
                                                                                                             ------------
                                                                                                                3,219,703
                                                                                                             ------------

FOODS - 3.0%
General Mills, Inc. .......................................................................       7,800           335,478
Heinz (H.J.) Co. ..........................................................................       5,700           229,140
Kellogg Co. ...............................................................................       5,900           159,477
McCormick & Co. ...........................................................................       3,900           163,761
Quaker Oats Co. ...........................................................................       4,700           460,600
Wrigley (WM.) JR Co. ......................................................................         800            38,600
                                                                                                             ------------
                                                                                                                1,387,056
                                                                                                             ------------

HARDWARE & TOOLS - 0.2%
Black & Decker Corp. ......................................................................       2,200            80,850
                                                                                                             ------------

HEALTHCARE - DIVERSIFIED - 2.6%
Johnson & Johnson .........................................................................      13,600         1,189,592
                                                                                                             ------------

HEALTHCARE - DRUGS - 8.1%
Forest Laboratories, Inc.* ................................................................       1,800           106,632
Merck & Co., Inc. .........................................................................      18,100         1,373,790
Pfizer, Inc. ..............................................................................      46,400         1,900,080
Schering-Plough Corp. .....................................................................      11,000           401,830
                                                                                                             ------------
                                                                                                                3,782,332
                                                                                                             ------------

HEALTHCARE - HOSPITAL MANAGEMENT - 0.4%
Universal Health Services* ................................................................       1,900           167,770
                                                                                                             ------------

HEALTHCARE - MANAGED CARE - 1.9%
Cigna Corp. ...............................................................................       4,400           472,384
Oxford Health Plans* ......................................................................       1,800            48,150
Wellpoint Health Networks* ................................................................       3,800           362,178
                                                                                                             ------------
                                                                                                                  882,712
                                                                                                             ------------

HEALTHCARE - MEDICAL PRODUCTS & SUPPLIES  - 1.6%
Biomet, Inc. ..............................................................................       4,500           177,258
Boston Scientific Corp.* ..................................................................       3,900            78,702
Guidant Corp.* ............................................................................       1,000            44,990
Medtronic, Inc. ...........................................................................       6,200           283,588
St. Jude Medical, Inc.* ...................................................................       2,700           145,395
                                                                                                             ------------
                                                                                                                  729,933
                                                                                                             ------------

--------------------------------------------------------------------------------
48 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE - SPECIAL SERVICES - 0.2%
Healthsouth Corp.* ........................................................................       7,300           $94,097
                                                                                                             ------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.4%
Whirlpool Corp. ...........................................................................       3,400           169,966
                                                                                                             ------------

HOUSEHOLD PRODUCTS NON-DURABLES - 1.1%
Colgate-Palmolive Co. .....................................................................       9,200           508,392
                                                                                                             ------------

HOUSEWARES - 0.2%
Newell Rubbermaid, Inc. ...................................................................       3,200            84,800
                                                                                                             ------------

INSURANCE - LIFE & HEALTH - 1.3%
Aflac, Inc. ...............................................................................         800            22,032
American General Corp. ....................................................................       7,800           298,350
Jefferson-Pilot Corp. .....................................................................       2,400           162,936
Lincoln National Corp. ....................................................................       2,600           110,422
                                                                                                             ------------
                                                                                                                  593,740
                                                                                                             ------------

INSURANCE - MULTI-LINE - 3.4%
American International Group ..............................................................      18,924         1,523,382
Hartford Financial Services ...............................................................       1,300            76,700
                                                                                                             ------------
                                                                                                                1,600,082
                                                                                                             ------------

INSURANCE - PROPERTY & CASUALTY - 0.7%
Cincinnati Financial Corp. ................................................................       2,800           106,225
MGIC Investment Corp. .....................................................................         800            54,736
Progressive Corp. .........................................................................       1,500           145,575
                                                                                                             ------------
                                                                                                                  306,536
                                                                                                             ------------

INSURANCE BROKERS - 0.1%
Marsh & McLennan Co.'s ....................................................................         700            66,521
                                                                                                             ------------

INVESTMENT BANKING/BROKERS - 0.5%
Goldman Sachs Group, Inc. .................................................................         400            34,040
Schwab (Charles) Corp. ....................................................................      11,500           177,330
                                                                                                             ------------
                                                                                                                  211,370
                                                                                                             ------------

INVESTMENT MANAGEMENT - 0.3%
Franklin Resources, Inc. ..................................................................       2,400            93,864
Stilwell Financial, Inc.* .................................................................       1,700            45,594
                                                                                                             ------------
                                                                                                                  139,458
                                                                                                             ------------

LEISURE TIME PRODUCTS - 0.4%
Harley-Davidson, Inc. .....................................................................       4,900           185,955
                                                                                                             ------------

MACHINERY - DIVERSIFIED - 0.5%
Dover Corp. ...............................................................................       7,000           250,880
                                                                                                             ------------

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 49
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - DIVERSIFIED - 1.8%
Danaher Corp. .............................................................................       2,800          $152,768
Illinois Tool Works .......................................................................       6,470           367,755
Parker Hannifin Corp. .....................................................................       5,800           230,376
Pentair, Inc. .............................................................................       3,000            76,440
                                                                                                             ------------
                                                                                                                  827,339
                                                                                                             ------------

MANUFACTURING - SPECIALIZED - 0.8%
Avery Dennison Corp. ......................................................................       4,900           254,898
Sealed Air Corp.* .........................................................................       3,800           126,654
                                                                                                             ------------
                                                                                                                  381,552
                                                                                                             ------------

NATURAL GAS - 2.4%
EL Paso Energy Corp. ......................................................................      11,300           737,890
KeySpan Corp. .............................................................................       4,900           186,837
Kinder Morgan, Inc. .......................................................................       3,300           175,560
                                                                                                             ------------
                                                                                                                1,100,287
                                                                                                             ------------

OFFICE EQUIPMENT & SUPPLIES - 0.1%
Pitney Bowes, Inc. ........................................................................       1,900            66,025
                                                                                                             ------------


OIL & GAS - DRILLING & EQUIPMENT - 1.1%
Cooper Cameron Corp.* .....................................................................       3,000           162,000
Smith International, Inc.* ................................................................       5,200           365,040
                                                                                                             ------------
                                                                                                                  527,040
                                                                                                             ------------

OIL & GAS - EXPLORATION & PRODUCTION - 1.7%
EOG Resources, Inc. .......................................................................      18,700           771,001
                                                                                                             ------------

PERSONAL CARE - 0.9%
Avon Products .............................................................................       2,300            91,977
Gillette Company ..........................................................................      11,100           345,987
                                                                                                             ------------
                                                                                                                  437,964
                                                                                                             ------------

POWER PRODUCERS - INDEPENDENTS - 1.1%
Calpine Corp.* ............................................................................       9,400           517,658
                                                                                                             ------------

PUBLISHING - 0.2%
McGraw-Hill Companies, Inc. ...............................................................       1,400            83,510
                                                                                                             ------------

PUBLISHING - NEWSPAPERS - 0.7%
Belo (A.H.) Corp. .........................................................................         900            14,823
New York Times Co. ........................................................................       7,100           290,887
                                                                                                             ------------
                                                                                                                  305,710
                                                                                                             ------------

RAILROADS - 0.4%
Norfolk Southern Corp. ....................................................................      10,000           167,400
                                                                                                             ------------

RESTAURANTS - 0.7%
Brinker International, Inc.* ..............................................................       6,900           192,579
Darden Restaurants, Inc. ..................................................................       6,500           154,375
                                                                                                             ------------
                                                                                                                  346,954
                                                                                                             ------------

--------------------------------------------------------------------------------
50 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
RETAIL - BUILDING SUPPLIES - 1.8%
Home Depot, Inc. ..........................................................................      16,500          $711,150
Lowe's Co.'s, Inc. ........................................................................       2,200           128,590
                                                                                                             ------------
                                                                                                                  839,740
                                                                                                             ------------

RETAIL - COMPUTERS & ELECTRONICS - 0.2%
Best Buy Co., Inc.* .......................................................................       2,000            71,920
                                                                                                             ------------

RETAIL - DEPARTMENT STORES - 0.4%
Kohls Corp.* ..............................................................................       3,200           197,408
                                                                                                             ------------

RETAIL - DRUG STORES - 0.5%
CVS Corp. .................................................................................       2,700           157,923
Walgreen Co. ..............................................................................       1,800            73,440
                                                                                                             ------------
                                                                                                                  231,363
                                                                                                             ------------

RETAIL - GENERAL MERCHANDISE - 1.0%
Costco Wholesale Corp.* ...................................................................       4,100           160,925
Target Corp. ..............................................................................       8,100           292,248
                                                                                                             ------------
                                                                                                                  453,173
                                                                                                             ------------

RETAIL - SPECIALTY APPAREL - 0.3%
Gap, Inc. .................................................................................       3,725            88,357
Talbots, Inc. .............................................................................       1,400            59,472
                                                                                                             ------------
                                                                                                                  147,829
                                                                                                             ------------

SAVINGS & LOAN COMPANIES - 0.3%
Washington Mutual, Inc. ...................................................................       2,900           158,775
                                                                                                             ------------

SERVICES - ADVERTISING & MARKETING - 0.7%
CMGI, Inc.* ...............................................................................       1,400             3,556
Omnicom Group .............................................................................       3,300           273,504
TMP Worldwide, Inc.* ......................................................................         700            26,294
                                                                                                             ------------
                                                                                                                  303,354
                                                                                                             ------------

SERVICES - COMMERCIAL & CONSUMER - 0.3%
H & R Block, Inc. .........................................................................         700            35,042
IMS Health, Inc. ..........................................................................       3,000            74,700
Viad Corp. ................................................................................       1,900            45,277
                                                                                                             ------------
                                                                                                                  155,019
                                                                                                             ------------

SERVICES - COMPUTER SYSTEMS  - 0.7%
Comdisco, Inc. ............................................................................       2,300            18,400
Electronic Data Systems Corp. .............................................................       4,300           240,198
Sungard Data Systems, Inc.* ...............................................................       1,500            73,845
                                                                                                             ------------
                                                                                                                  332,443
                                                                                                             ------------

SERVICES - DATA PROCESS - 2.3%
Automatic Data Processing .................................................................       6,400           348,032
First Data Corp. ..........................................................................       6,800           406,028
Paychex, Inc. .............................................................................       8,100           300,206
                                                                                                             ------------
                                                                                                                1,054,266
                                                                                                             ------------

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 51
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY PRINTING - 0.0%
Donnelley (R.R.) & Sons Co. ...............................................................         900           $23,598
                                                                                                             ------------

TELECOMMUNICATIONS - CELLULAR & WIRELESS - 0.1%
Nextel Communications, Inc.* ..............................................................       1,900            27,312
                                                                                                             ------------


TELECOMMUNICATIONS - LONG DISTANCE - 0.1%
NTL, Inc.* ................................................................................       1,150            28,923
XO Communications, Inc.* ..................................................................         700             4,900
                                                                                                             ------------
                                                                                                                   33,823
                                                                                                             ------------

TELEPHONE - 6.6%
Alltel Corp. ..............................................................................       7,100           372,466
Bellsouth Corp. ...........................................................................      24,100           986,172
Qwest Communications International* .......................................................       9,500           332,975
SBC Communications, Inc. ..................................................................      27,938         1,246,873
Telephone & Data Systems, Inc. ............................................................       1,300           121,550
                                                                                                             ------------
                                                                                                                3,060,036
                                                                                                             ------------

TEXTILES - APPAREL - 0.2%
Liz Claiborne, Inc. .......................................................................       1,800            84,690
                                                                                                             ------------

TRUCKS & PARTS - 0.2%
United Parcel Service, Inc. ...............................................................       1,600            91,040
                                                                                                             ------------


      TOTAL INVESTMENTS  (Cost $46,747,002) - 99.2% .......................................                    46,140,373
      Other assets and liabilities, net - 0.8% ............................................                       366,363
                                                                                                             ------------
      NET ASSETS - 100% ...................................................................                   $46,506,736
                                                                                                             ============

See notes to financial statements.

--------------------------------------------------------------------------------
52 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2001

EQUITY SECURITIES - 96.4%                                                                    SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.1%
Genzyme Corp. - General Division* .........................................................       1,170          $105,686
                                                                                                             ------------

BROADCAST - TELEVISION, RADIO, CABLE - 3.6%
Comcast Corp.* ............................................................................       2,890           121,199
                                                                                                             ------------

COMMUNICATIONS EQUIPMENT - 3.9%
Oni Systems Corp.* ........................................................................       2,910            56,745
Qualcomm, Inc.* ...........................................................................       1,340            75,878
                                                                                                             ------------
                                                                                                                  132,623
                                                                                                             ------------

COMPUTERS - HARDWARE - 10.2%
Dell Computer Corp.* ......................................................................       7,090           182,124
Electronics for Imaging, Inc.* ............................................................       3,470            85,449
International Business Machines Corp. .....................................................         810            77,906
                                                                                                             ------------
                                                                                                                  345,479
                                                                                                             ------------

COMPUTERS - SOFTWARE & SERVICES - 20.4%
BMC Software, Inc.* .......................................................................       3,870            83,205
Compuware Corp.* ..........................................................................       8,750            85,313
eBay, Inc.* ...............................................................................       3,460           125,209
Micromuse, Inc.* ..........................................................................       1,460            55,173
Microsoft Corp.* ..........................................................................       3,370           184,306
Peregrine Systems, Inc.* ..................................................................       4,420            86,190
Sonus Networks, Inc.* .....................................................................       3,730            74,425
                                                                                                             ------------
                                                                                                                  693,821
                                                                                                             ------------

ELECTRICAL EQUIPMENT - 5.4%
Celestica, Inc.* ..........................................................................       3,030            83,567
Flextronics International Ltd.* ...........................................................       3,040            45,600
Sanmina Corp.* ............................................................................       2,820            55,166
                                                                                                             ------------
                                                                                                                  184,333
                                                                                                             ------------

ELECTRONICS - SEMICONDUCTORS - 32.8%
Advanced Micro Devices* ...................................................................       4,230           112,264
Agere Systems, Inc.* ......................................................................      15,460            95,543
Altera Corp.* .............................................................................       3,030            64,956
Analog Devices, Inc.* .....................................................................       2,790           101,110
Intel Corp. ...............................................................................       3,540            93,146
Lattice Semiconductor Corp.* ..............................................................       4,480            81,480
Micron Technology, Inc.* ..................................................................       3,030           125,836
Nvidia Corp.* .............................................................................       1,990           129,194
Semtech Corp.* ............................................................................       3,200            94,200
Texas Instruments, Inc. ...................................................................       4,120           127,638
Xilinx, Inc.* .............................................................................       2,550            89,569
                                                                                                             ------------
                                                                                                                1,114,936
                                                                                                             ------------

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 53
--------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 5.6%
AOL Time Warner, Inc.* ....................................................................       4,710          $189,106
                                                                                                             ------------

EQUIPMENT - SEMICONDUCTORS - 9.4%
Applied Materials, Inc.* ..................................................................       1,960            85,260
Kla-Tencor Corp.* .........................................................................       1,920            75,600
Lam Research Corp.* .......................................................................       2,740            65,075
Novellus Systems, Inc.* ...................................................................       2,340            94,916
                                                                                                             ------------
                                                                                                                  320,851
                                                                                                             ------------

SERVICES - COMMERCIAL & CONSUMER - 2.0%
Loudcloud, Inc.* ..........................................................................      11,720            67,024
                                                                                                             ------------


      TOTAL INVESTMENTS  (Cost $3,779,821) - 96.4%                                                              3,275,058
      Other assets and liabilities, net 3.6%                                                                      122,390
                                                                                                             ------------
      NET ASSETS - 100%                                                                                        $3,397,448
                                                                                                             ============

v Colson Services Corporation is the collection and transfer agent for certain of the Fund's U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans. (beta) Represents rates in effect at March 31, 2001, after regularly scheduled adjustments on such date. Interest rates adjust monthly and or quarterly, generally at the beginning of the month or calendar quarter, or semiannually based on prime plus contracted adjustments. As of March 31, 2001, the prime rate was 8.00%.
^ These certificates of deposit are fully insured by agencies of the federal government.
+  This security was valued by the Board of Trustees. See Note A.
# Restricted securities represent, 3.4% of net assets for Balanced, 1.6% for Bond, and 0.4% for Equity.
? This security is no longer accruing income. The Finova Group, Inc., including Finova Capital Corporation voluntarily filed to reorganize their debt under Chapter 11 of the U.S. Bankruptcy Code on March 7, 2001. Negotiations for settlement of this debt are in progress.
*  Non-income producing.
?  This security is in default.


EXPLANATION OF GUARANTEES:         ABBREVIATIONS:
BPA: Bond Purchase Agreement       Calstrs: California State Teachers Retirement System
GA: Guarantee Agreement            COPs: Certificates of Participation
INSUR: Insurance                   FGIC: Financial Guaranty Insurance Company
LOC: Letter of Credit              GO: General Obligation
                                   IDA: Industrial Development Authority
                                   MBIA: Municipal Bond Insurance Association
                                   MFH: Multi-family Housing
                                   FHLB: Federal Home Loan Bank
                                   FNMA: Federal National Mortgage Association
                                   VRDN: Variable Rate Demand Notes

See notes to financial statements.

--------------------------------------------------------------------------------
54 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2001

                                                                      MONEY
                                                                      MARKET            BALANCED           BOND
ASSETS                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investments in securities, at value -
   see accompanying schedules ..................................   $211,389,810      $639,045,522      $84,851,832
Cash ...........................................................        215,780         8,898,398        2,160,272
Receivable for securities sold .................................        310,000        25,629,257        7,828,252
Receivable for shares sold .....................................        589,112           255,236           77,831
Receivable for futures variation margin ........................             --            99,419           28,978
Interest & dividends receivable ................................      1,661,112         4,587,801        1,110,621
Other assets ...................................................         13,409           430,421          131,885
                                                                   ------------      ------------      -----------
   Total assets ................................................    214,179,223       678,946,054       96,189,671
                                                                   ============      ============      ===========

LIABILITIES
------------------------------------------------------------------------------------------------------------------
Payable for securities purchased ...............................      1,999,000        27,642,426       10,938,740
Payable for shares redeemed ....................................        186,659        14,833,299           57,371
Payable to Calvert Asset Management Co., Inc. ..................         96,545           374,679           44,257
Payable to Calvert Administrative Services Co. .................         35,779           148,595           21,294
Payable to Calvert Shareholders Services, Inc. .................         18,274            18,313            2,817
Payable to Calvert Distributors, Inc. ..........................             --           142,021           18,828
Accrued expenses and other liabilities .........................        174,597           246,416           38,812
   Total liabilities ...........................................      2,510,854        43,405,749       11,122,119
      NET ASSETS ...............................................   $211,668,369      $635,540,305      $85,067,552
                                                                   ============      ============      ===========

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
      Money Market Portfolio:
         211,748,833 shares outstanding ........................   $211,705,580
      Balanced Portfolio:
         Class A: 21,766,469 shares outstanding ................                     $581,064,798
         Class B: 516,827 shares outstanding ...................                       16,615,754
         Class C: 526,160 shares outstanding ...................                       16,194,978
         Class I: 1,155,259 shares outstanding .................                       42,422,980
      Bond Portfolio:
         Class A: 4,765,944 shares outstanding .................                                       $76,909,401
         Class B: 317,729 shares outstanding ...................                                         5,055,690
         Class C: 140,365 shares outstanding ...................                                         2,244,787
         Class I: 92,221 shares outstanding ....................                                         1,433,732
Undistributed net investment income ............................         14,817         3,053,821           11,034
Accumulated net realized gain (loss) on investments ............       (52,028)        21,036,567        1,434,482
Net unrealized appreciation (depreciation)
   on investments and assets and liabilities
   in foreign currencies .......................................             --      (44,848,593)      (2,021,574)
                                                                   ------------      ------------      -----------
      NET ASSETS ...............................................   $211,668,369      $635,540,305      $85,067,552
                                                                   ============      ============      ===========

See notes to financial statements.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 55
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                                    $1.00
                                                                   ============
Balanced Portfolio:
   Class A: (based on net assets of $577,660,958)                                          $26.54
                                                                                     ============
   Class B: (based on net assets of $13,632,147)                                           $26.38
                                                                                     ============
   Class C: (based on net assets of $13,751,499)                                           $26.14
                                                                                     ============
   Class I: (based on net assets of $30,495,701)                                           $26.40
                                                                                     ============
Bond Portfolio:
   Class A: (based on net assets of $76,290,322)                                                            $16.01
                                                                                                      ============
   Class B: (based on net assets of $5,067,733)                                                             $15.95
                                                                                                      ============
   Class C: (based on net assets of $2,235,352)                                                             $15.93
                                                                                                      ============
   Class I: (based on net assets of $1,474,145)                                                             $15.98
                                                                                                      ============

See notes to financial statements.

--------------------------------------------------------------------------------
56 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2001

                                                                                        ENHANCED
                                                                      EQUITY             EQUITY          TECHNOLOGY
ASSETS                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investments in securities, at value -
   see accompanying schedules ..................................   $294,072,578       $46,140,373       $3,275,058
Cash ...........................................................         98,527           308,466          116,619
Receivable for securities sold .................................      3,342,096                --          373,243
Receivable for shares sold .....................................        767,248           119,808           57,123
Interest & dividends receivable ................................        211,145            42,792               17
Other assets ...................................................         26,824            22,979           29,079
                                                                   ------------      ------------      -----------
      Total assets .............................................    298,518,418        46,634,418        3,851,139
                                                                   ============      ============      ===========

LIABILITIES
------------------------------------------------------------------------------------------------------------------
Payable for securities purchased ...............................      3,797,749                --          436,965
Payable for shares redeemed ....................................        139,032            52,723               --
Payable to Calvert Asset Management Co., Inc. ..................        194,923            33,949               --
Payable to Calvert Administrative Services Co. .................         50,971             5,254              571
Payable to Calvert Shareholders Services, Inc. .................         15,832             1,607              571
Payable to Calvert Distributors, Inc. ..........................         90,291            12,309              914
Accrued expenses and other liabilities .........................        137,410            21,840           14,670
      Total liabilities ........................................      4,426,208           127,682          453,691
                                                                   ------------      ------------      -----------
         NET ASSETS ............................................   $294,092,210       $46,506,736       $3,397,448
                                                                   ============      ============      ===========

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
      Equity Portfolio:
         Class A:  8,359,657 shares outstanding ................   $193,319,378
         Class B:  898,262 shares outstanding ..................     26,320,976
         Class C:  874,982 shares outstanding ..................     22,529,899
         Class I: 89,601 shares outstanding ....................      2,576,790
      Enhanced Equity Portfolio:
         Class A: 1,164,037 shares outstanding .................                      $19,682,426
         Class B: 370,175 shares outstanding ...................                        6,104,394
         Class C: 241,103 shares outstanding ...................                        4,094,645
         Class I: 1,113,924 shares outstanding .................                       16,882,282
      Technology Portfolio:
         Class A: 344,381 shares outstanding ...................                                        $3,459,842
         Class B: 87,185 shares outstanding ....................                                           839,373
         Class C: 14,267 shares outstanding ....................                                           168,181
         Class I: 133,333 shares outstanding ...................                                         2,000,000
Undistributed net investment income (loss) .....................      (328,631)          (31,048)         (24,220)
Accumulated net realized gain (loss) on investments ............     19,452,690           380,666      (2,540,965)
Net unrealized appreciation (depreciation)
   on investments ..............................................     30,221,108         (606,629)        (504,763)
                                                                   ------------      ------------      -----------
      NET ASSETS ...............................................   $294,092,210       $46,506,736       $3,397,448
                                                                   ============      ============      ===========

See notes to financial statements.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 57
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------
Equity Portfolio:
   Class A: (based on net assets of $243,205,188) ..............         $29.09
                                                                   ============
   Class B: (based on net assets of $25,278,714) ...............         $28.14
                                                                   ============
   Class C: (based on net assets of $22,987,927) ...............         $26.27
                                                                   ============
   Class I: (based on net assets of $2,620,381) ................         $29.24
                                                                   ============
Enhanced Equity Portfolio:
   Class A: (based on net assets of $18,783,991) ...............                           $16.14
                                                                                     ============
   Class B: (based on net assets of $5,793,553) ................                           $15.65
                                                                                     ============
   Class C: (based on net assets of $3,785,656) ................                           $15.70
                                                                                     ============
   Class I: (based on net assets of $18,143,536) ...............                           $16.29
                                                                                     ============
Technology Portfolio:
   Class A: (based on net assets of $2,020,719) ................                                             $5.87
                                                                                                      ============
   Class B: (based on net assets of $508,906) ..................                                             $5.84
                                                                                                      ============
   Class C: (based on net assets of $83,623) ...................                                             $5.86
                                                                                                      ============
   Class I: (based on net assets of $784,200) ..................                                             $5.88
                                                                                                      ============

See notes to financial statements.

--------------------------------------------------------------------------------
58 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2001

                                                                      MONEY
                                                                      MARKET           BALANCED            BOND
NET INVESTMENT INCOME                                                PORTFOLIO         PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest income ..............................................     $6,599,141       $14,210,904       $3,248,970
  Dividend income  (net of foreign taxes withheld
     of $6,039 for Balanced Portfolio) .........................             --         1,476,447           78,242
                                                                   ------------      ------------      -----------
        Total investment income ................................      6,599,141        15,687,351        3,327,212
                                                                   ------------      ------------      -----------

Expenses:
   Investment advisory fee .....................................        311,151         1,490,316          138,039
   Transfer agency fees and expenses ...........................        230,139           570,527           83,585
   Administrative fees .........................................        207,434           946,234          117,148
   Distribution Plan expenses:
      Class A ..................................................             --           760,772           71,764
      Class B ..................................................             --            67,639           19,111
      Class C ..................................................             --            72,940           10,612
   Trustees' fees and expenses .................................         22,044            47,872            8,587
   Custodian fees ..............................................         15,712            39,203           15,061
   Registration fees ...........................................         13,480            29,884           18,861
   Reports to shareholders .....................................         43,550           108,378           13,140
   Professional fees ...........................................         12,784            38,357            6,732
   Miscellaneous ...............................................          6,355           109,427            2,437
                                                                   ------------      ------------      -----------
      Total expenses ...........................................        862,649         4,281,549          505,077
      Reimbursement from Advisor:
         Class I ...............................................             --                --          (4,460)
      Fees paid indirectly .....................................       (13,969)          (45,352)          (8,034)
                                                                   ------------      ------------      -----------
         Net expenses ..........................................        848,680         4,236,197          492,583
                                                                   ------------      ------------      -----------

         Net Investment Income .................................      5,750,461        11,451,154        2,834,629
                                                                   ------------      ------------      -----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Investments .................................................         14,633        30,136,751        2,208,510
   Foreign currency transactions ...............................             --          (10,222)               --
   Futures .....................................................             --           830,606          293,763
                                                                   ------------      ------------      -----------
                                                                         14,633        30,957,135        2,502,273

Change in unrealized appreciation or (depreciation):
   Securities ..................................................             --     (134,653,497)          739,651
   Assets and liabilities denominated
      in foreign currencies ....................................             --             3,457               --
   Futures .....................................................             --            65,841         (12,057)
                                                                   ------------      ------------      -----------
                                                                             --     (134,584,199)       0   727,594
                                                                   ------------      ------------      -----------

      NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS ...............................         14,633     (103,627,064)        3,229,867
                                                                   ------------      ------------      -----------

      INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................................     $5,765,094     ($92,175,910)       $6,064,496
                                                                   ============      ============      ===========

See notes to financial statements.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 59
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2001


                                                                       EQUITY    ENHANCED EQUITY
NET INVESTMENT INCOME                                                 PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income:
   Interest income .............................................        $361,786           $4,169
   Dividend income .............................................       1,350,845          291,007
                                                                    ------------      -----------
      Total investment income ..................................       1,712,631          295,176
                                                                    ------------      -----------

Expenses:
   Investment advisory fee .....................................         747,897          128,661
   Transfer agency fees and expenses ...........................         383,941           40,466
   Administrative fees .........................................         297,744           33,505
   Distribution Plan expenses:
      Class A ..................................................         287,486           25,682
      Class B ..................................................         120,243           31,282
      Class C ..................................................         111,461           21,442
   Trustees' fees and expenses .................................          34,593            7,238
   Custodian fees ..............................................          10,968           31,880
   Registration fees ...........................................          28,452           19,149
   Reports to shareholders .....................................          52,310            4,515
   Professional fees ...........................................          17,234            5,792
   Miscellaneous ...............................................           9,235           27,399
                                                                    ------------      -----------
      Total expenses ...........................................       2,101,564          377,011
      Reimbursement from Advisor:
         Class A ...............................................              --         (15,730)
         Class I ...............................................         (3,446)         (12,524)
      Fees paid indirectly .....................................        (56,856)         (22,533)
                                                                    ------------      -----------
         Net expenses ..........................................       2,041,262          326,224

         NET INVESTMENT INCOME (LOSS) ..........................       (328,631)         (31,048)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) .......................................      20,637,291        1,169,323
Change in Unrealized Appreciation or (Depreciation) ............    (44,234,140)     (11,449,080)
                                                                    ------------      -----------

         NET REALIZED AND UNREALIZED
         GAIN (LOSS) ON INVESTMENTS ............................    (23,596,849)     (10,279,757)


         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS .............................   ($23,925,480)    ($10,310,805)
                                                                    ============      ===========

See notes to financial statements.

--------------------------------------------------------------------------------
60 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
                            STATEMENT OF OPERATIONS
                    FROM INCEPTION OCTOBER 31, 2000 THROUGH
                                 MARCH 31, 2001

NET INVESTMENT INCOME
--------------------------------------------------------------------------------
Investment Income:
   Interest income .............................................         $1,080
   Dividend income .............................................             17
                                                                    ------------
      Total investment income ..................................          1,097
                                                                    ------------

Expenses:
   Investment advisory fee .....................................         16,490
   Transfer agency fees and expenses ...........................         26,052
   Distribution Plan expenses:
      Class A ..................................................          1,421
      Class B ..................................................          1,516
      Class C ..................................................            339
   Directors' fees and expenses ................................          3,371
   Administrative fees .........................................          2,167
   Custodian fees ..............................................         13,380
   Registration fees ...........................................         19,752
   Reports to shareholders .....................................          1,153
   Professional fees ...........................................          4,844
   Miscellaneous ...............................................            887
                                                                    ------------
      Total expenses ...........................................         91,372
      Reimbursement from Advisor:
         Class A ...............................................       (22,888)
         Class B ...............................................       (14,801)
         Class C ...............................................        (7,844)
         Class I ...............................................       (17,509)
      Fees paid indirectly .....................................        (3,013)
                                                                    ------------
         Net expenses ..........................................         25,317
                                                                    ------------

         NET INVESTMENT INCOME (LOSS) ..........................       (24,220)
                                                                    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------
Net realized gain (loss) .......................................    (2,540,965)
Change in unrealized appreciation or (depreciation) ............      (504,763)
                                                                    ------------

         NET REALIZED AND UNREALIZED GAIN
         (LOSS) ON INVESTMENTS .................................    (3,045,728)
                                                                    ------------

         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS .............................   ($3,069,948)
                                                                    ============


See notes to financial statements.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 61
--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                    MARCH 31,       SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                     2001             2000
-------------------------------------------------------------------------------------------------
Operations:
   Net investment income .......................................     $5,750,461       $11,189,471
   Net realized gain (loss) ....................................         14,633          (18,568)
                                                                    ------------      -----------

      INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................................      5,765,094        11,170,903
                                                                    ------------      -----------

Distributions to shareholders from
   Net investment income .......................................    (5,745,916)      (11,180,235)
                                                                    ------------      -----------

Capital share transactions:
   Shares sold .................................................     90,224,827       280,340,772
   Reinvestment of distributions ...............................      5,409,073         9,843,982
   Shares redeemed .............................................   (90,738,088)     (277,362,777)
                                                                    ------------      -----------
      Total capital share transactions .........................      4,895,812        12,821,977
                                                                    ------------      -----------

   TOTAL INCREASE (DECREASE) IN NET ASSETS .....................      4,914,990        12,812,645

NET ASSETS
-------------------------------------------------------------------------------------------------
Beginning of period ............................................    206,753,379       193,940,734
                                                                    ------------      -----------
End of period (including undistributed net investment
   income of $14,817 and $10,272, respectively.) ...............   $211,668,369      $206,753,379
                                                                    ============      ===========

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------
Shares sold ....................................................     90,224,777       280,340,772
Reinvestment of distributions ..................................      5,409,073         9,843,982
Shares redeemed ................................................   (90,738,087)     (277,362,777)
                                                                    ------------      -----------
   Total capital share activity ................................      4,895,763        12,821,977
                                                                    ============      ===========


See notes to financial statements.

--------------------------------------------------------------------------------
62 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                               BALANCED PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   MARCH 31,        SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                    2001               2000
-------------------------------------------------------------------------------------------------
Operations:
   Net investment income .......................................    $11,451,154       $19,667,963
   Net realized gain (loss) ....................................     30,957,135        50,563,638
   Change in net unrealized appreciation or (depreciation) .....  (134,584,199)        21,487,828
                                                                    ------------      -----------

      INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................................   (92,175,910)        91,719,429
                                                                    ------------      -----------

Distributions to shareholders from
   Net investment income:
      Class A Shares ...........................................    (9,454,505)      (17,641,683)
      Class B Shares ...........................................      (129,537)         (188,534)
      Class C Shares ...........................................      (134,752)         (215,389)
      Class I Shares ...........................................      (854,234)         (733,527)
   Net realized gain:
      Class A Shares ...........................................   (51,633,294)      (44,500,009)
      Class B Shares ...........................................    (1,038,589)         (707,628)
      Class C Shares ...........................................    (1,159,423)         (867,033)
      Class I Shares ...........................................    (3,715,646)         (856,443)
                                                                    ------------      -----------
         Total distributions ...................................   (68,119,980)      (65,710,246)
                                                                    ------------      -----------

Capital share transactions:
   Shares sold:
      Class A Shares ...........................................     24,850,948        52,437,627
      Class B Shares ...........................................      2,734,832         4,913,689
      Class C Shares ...........................................      2,047,689         3,413,432
      Class I Shares ...........................................      4,898,023        37,788,984
   Reinvestment of distributions:
      Class A Shares ...........................................     56,972,132        57,776,773
      Class B Shares ...........................................      1,008,947           765,377
      Class C Shares ...........................................      1,203,627         1,029,216
      Class I Shares ...........................................      4,569,880         1,589,970
   Shares redeemed:
      Class A Shares ...........................................   (66,037,784)     (139,176,804)
      Class B Shares ...........................................      (705,234)       (2,399,106)
      Class C Shares ...........................................    (1,518,373)       (3,322,536)
      Class I Shares ...........................................   (17,916,807)       (2,766,927)
                                                                    ------------      -----------
         Total capital share transactions ......................     12,107,880        12,049,695
                                                                    ------------      -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........................  (148,188,010)        38,058,878

NET ASSETS
-------------------------------------------------------------------------------------------------
Beginning of period ............................................    783,728,315       745,669,437
                                                                    ------------      -----------
End of period (including undistributed net investment
   income of $3,053,821 and $2,175,695, respectively.) .........   $635,540,305      $783,728,315
                                                                    ============      ===========


See notes to financial statements.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 63
--------------------------------------------------------------------------------

                               BALANCED PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

BALANCED PORTFOLIO (CONT'D)
-------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                    MARCH 31,       SEPTEMBER 30,
CAPITAL SHARE ACTIVITY                                                2001             2000
-------------------------------------------------------------------------------------------------
Shares sold:
   Class A Shares ..............................................        836,155         1,613,688
   Class B Shares ..............................................         94,108           151,738
   Class C Shares ..............................................         70,502           107,034
   Class I Shares ..............................................        167,317         1,112,917
Reinvestment of distributions:
   Class A Shares ..............................................      1,993,113         1,804,983
   Class B Shares ..............................................         35,503            24,083
   Class C Shares ..............................................         42,734            32,678
   Class I Shares ..............................................        160,846            49,359
Shares redeemed:
   Class A Shares ..............................................    (2,288,977)       (4,241,049)
   Class B Shares ..............................................       (24,035)          (74,558)
   Class C Shares ..............................................       (53,328)         (103,933)
   Class I Shares ..............................................      (669,494)          (84,532)
                                                                    ------------      -----------
      Total capital share activity .............................        364,444           392,408
                                                                    ============      ===========




See notes to financial statements.

--------------------------------------------------------------------------------
64 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                 BOND PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                    MARCH 31        SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                     2001               2000
-------------------------------------------------------------------------------------------------
Operations:
   Net investment income .......................................     $2,834,629        $4,891,654
   Net realized gain (loss) ....................................      2,502,273           345,075
   Change in net unrealized appreciation or (depreciation) .....        727,594       (1,231,630)
                                                                    ------------      -----------

      INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................................      6,064,496         4,005,099
                                                                    ------------      -----------

Distributions to shareholders from
   Net investment income:
      Class A Shares ...........................................    (2,599,377)       (4,589,743)
      Class B Shares ...........................................      (121,927)         (174,216)
      Class C Shares ...........................................       (64,145)          (99,724)
      Class I Shares ...........................................       (45,299)          (38,433)
   Net Realized Gain:
      Class A Shares ...........................................             --          (31,268)
      Class B Shares ...........................................             --           (1,372)
      Class C Shares ...........................................             --             (907)
                                                                    ------------      -----------
         Total distributions ...................................    (2,830,748)       (4,935,663)
                                                                    ------------      -----------

Capital share transactions:
   Shares sold:
      Class A Shares ...........................................      7,385,203        17,255,050
      Class B Shares ...........................................      1,878,560         1,184,383
      Class C Shares ...........................................        579,301           608,696
      Class I Shares ...........................................        350,000         1,000,000
   Reinvestment of distributions:
      Class A Shares ...........................................      2,068,460         3,739,452
   Class B Shares ..............................................         94,129           140,920
   Class C Shares ..............................................         54,952            89,015
   Class I Shares ..............................................         45,299            38,433
Shares redeemed:
   Class A Shares ..............................................    (7,613,638)      (15,547,073)
   Class B Shares ..............................................      (289,958)         (847,730)
   Class C Shares ..............................................      (301,410)         (643,767)
                                                                    ------------      -----------
         Total capital share transactions ......................      4,250,898         7,017,379
                                                                    ------------      -----------

   TOTAL INCREASE (DECREASE) IN NET ASSETS .....................      7,484,646         6,086,815


NET ASSETS
-------------------------------------------------------------------------------------------------
Beginning of period                                                  77,582,906        71,496,091
                                                                    ------------      -----------
End of period (including undistributed net investment
   income of $11,034 and $7,153, respectively.)                     $85,067,552       $77,582,906
                                                                    ============      ===========


See notes to financial statements.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 65
--------------------------------------------------------------------------------

                                 BOND PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

BOND PORTFOLIO (CONT'D)
-------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                   MARCH 31,        SEPTEMBER 30,
CAPITAL SHARE ACTIVITY                                                2001              2000
-------------------------------------------------------------------------------------------------
Shares sold:
   Class A Shares ..............................................        474,116         1,128,752
   Class B Shares ..............................................        120,306            77,729
   Class C Shares ..............................................         37,962            39,711
   Class I Shares ..............................................         22,479            64,267
Reinvestment of distributions:
   Class A Shares ..............................................        134,098           245,118
   Class B Shares ..............................................          6,115             9,269
   Class C Shares ..............................................          3,582             5,855
   Class I Shares ..............................................          2,929             2,546
Shares redeemed:
   Class A Shares ..............................................      (493,618)       (1,017,770)
   Class B Shares ..............................................       (18,770)          (55,416)
   Class C Shares ..............................................       (19,425)          (42,019)
                                                                    ------------      -----------
     Total capital share activity ..............................        269,774           458,042
                                                                    ============      ===========




See notes to financial statements.

--------------------------------------------------------------------------------
66 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                EQUITY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                    MARCH 31,       SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                     2001              2000
-------------------------------------------------------------------------------------------------
Operations:
   Net investment income (loss) ................................     ($328,631)        ($730,445)
   Net realized gain (loss) ....................................     20,637,291        17,263,093
   Change in net unrealized appreciation or (depreciation) .....   (44,234,140)        41,611,204
                                                                    ------------      -----------

      INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................................   (23,925,480)        58,143,852
                                                                    ------------      -----------

Distributions to shareholders from
   Net realized gain:
      Class A Shares ...........................................   (12,116,695)      (11,666,158)
      Class B Shares ...........................................    (1,186,675)         (628,710)
      Class C Shares ...........................................    (1,181,064)         (832,633)
      Class I Shares ...........................................      (139,066)         (146,750)
                                                                    ------------      -----------
         Total distributions ...................................   (14,623,500)      (13,274,251)
                                                                    ------------      -----------

Capital share transactions:
   Shares sold:
      Class A Shares ...........................................     36,074,871        63,510,764
      Class B Shares ...........................................      7,099,903        12,279,735
      Class C Shares ...........................................      6,151,059         9,179,785
      Class I Shares ...........................................         38,000         2,293,700
   Reinvestment of distributions:
      Class A Shares ...........................................     11,136,172        10,635,324
      Class B Shares ...........................................        979,175           502,661
      Class C Shares ...........................................        999,465           751,372
      Class I Shares ...........................................        139,066           146,750
   Shares redeemed:
      Class A Shares ...........................................   (13,124,035)      (39,793,723)
      Class B Shares ...........................................      (889,234)       (1,584,105)
      Class C Shares ...........................................    (1,094,350)       (2,787,035)
      Class I Shares ...........................................       (40,726)                --
                                                                    ------------      -----------
         Total capital share transactions ......................     47,469,366        55,135,228
                                                                    ------------      -----------

   TOTAL INCREASE (DECREASE) IN NET ASSETS .....................      8,920,386       100,004,829

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period ............................................    285,171,824       185,166,995
                                                                    ------------      -----------
End of period (including undistributed net investment
   income (loss) of ($328,631) and $0, respectively.) ..........   $294,092,210      $285,171,824
                                                                    ============      ===========




See notes to financial statements.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 67
--------------------------------------------------------------------------------

                                EQUITY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

EQUITY PORTFOLIO (CONT'D)
-------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                    MARCH 31,       SEPTEMBER 30,
CAPITAL SHARE ACTIVITY                                                2001              2000
-------------------------------------------------------------------------------------------------
Shares sold:
   Class A Shares                                                     1,131,542         2,034,206
   Class B Shares                                                       229,970           397,568
   Class C Shares                                                       211,938           319,233
   Class I Shares                                                         1,262            80,143
Reinvestment of distributions:
   Class A Shares                                                       350,855           369,154
   Class B Shares                                                        31,791            17,806
   Class C Shares                                                        34,776            28,438
   Class I Shares                                                         4,366             5,092
Shares redeemed:
   Class A Shares                                                     (409,153)       (1,277,023)
   Class B Shares                                                      (29,202)          (51,828)
   Class C Shares                                                      (38,392)          (97,563)
   Class I Shares                                                       (1,262)                --
                                                                    ------------      -----------
      Total capital share activity                                    1,518,491         1,825,226
                                                                    ============      ===========




See notes to financial statements.

--------------------------------------------------------------------------------
68 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                           ENHANCED EQUITY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                   MARCH 31,        SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                    2001               2000
-------------------------------------------------------------------------------------------------
Operations:
   Net investment income (loss) ................................      ($31,048)         ($55,812)
   Net realized gain (loss) ....................................      1,169,323           129,992
   Change in net unrealized appreciation or (depreciation) .....   (11,449,080)         7,319,477
                                                                    ------------      -----------

      INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................................   (10,310,805)         7,393,657
                                                                    ------------      -----------

Distributions to shareholders from
   Net investment income:
      Class A Shares ...........................................             --          (11,951)
      Class I Shares ...........................................             --          (50,072)
                                                                    ------------      -----------
   Net realized gain:
      Class A Shares ...........................................      (153,899)                --
      Class B Shares ...........................................       (47,909)                --
      Class C Shares ...........................................       (32,464)                --
      Class I Shares ...........................................      (150,790)                --
                                                                    ------------      -----------
         Total distributions ...................................      (385,062)          (62,023)
                                                                    ------------      -----------

Capital share transactions:
   Shares sold:
      Class A Shares ...........................................      3,837,717         8,395,512
      Class B Shares ...........................................        924,678         2,400,445
      Class C Shares ...........................................        481,865         2,051,975
      Class I Shares ...........................................          1,000           117,931
   Reinvestment of distributions:
      Class A Shares ...........................................        148,274            11,418
      Class B Shares ...........................................         44,274                --
      Class C Shares ...........................................         26,432                --
      Class I Shares ...........................................        150,790            50,069
   Shares redeemed:
      Class A Shares ...........................................    (2,163,496)       (2,007,985)
      Class B Shares ...........................................      (365,038)         (697,484)
      Class C Shares ...........................................      (490,931)         (340,036)
      Class I Shares                                                         --         (146,233)
                                                                    ------------      -----------
         Total capital share transactions ......................      2,595,565         9,835,612
                                                                    ------------      -----------

         TOTAL INCREASE (DECREASE) IN NET ASSETS ...............    (8,100,302)        17,167,246

NET ASSETS
-------------------------------------------------------------------------------------------------
Beginning of period ............................................     54,607,038        37,439,792
                                                                    ------------      -----------
End of period (including undistributed net investment
   income (loss) of ($31,048) and $0, respectively.) ...........    $46,506,736       $54,607,038
                                                                    ============      ===========




See notes to financial statements.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 69
--------------------------------------------------------------------------------

                           ENHANCED EQUITY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

ENHANCED EQUITY PORTFOLIO (CONT'D)
-------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                   MARCH 31,        SEPTEMBER 30,
CAPITAL SHARE ACTIVITY                                               2001               2000
-------------------------------------------------------------------------------------------------
Shares sold:
   Class A Shares ..............................................        208,603           442,428
   Class B Shares ..............................................         52,177           128,665
   Class C Shares ..............................................         27,245           110,304
   Class I Shares ..............................................             62             6,071
Reinvestment of distributions:
   Class A Shares ..............................................          8,045               608
   Class B Shares ..............................................          2,469                --
   Class C Shares ..............................................          1,469                --
   Class I Shares ..............................................          8,120             2,659
Shares redeemed:
   Class A Shares ..............................................      (119,500)         (104,538)
   Class B Shares ..............................................       (20,887)          (38,143)
   Class C Shares ..............................................       (27,524)          (17,989)
   Class I Shares ..............................................             --           (7,318)
                                                                    ------------      -----------
      Total capital share activity .............................        140,279           522,747
                                                                    ============      ===========



See notes to financial statements.

--------------------------------------------------------------------------------
70 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                FROM INCEPTION,
                                                               OCTOBER 31, 2000
                                                                    THROUGH
                                                                    MARCH 31,
INCREASE (DECREASE) IN NET ASSETS                                     2001
--------------------------------------------------------------------------------
Operations:
   Net investment income (loss) ................................      ($24,220)
   Net realized gain (loss) on investments .....................    (2,540,965)
   Change in unrealized appreciation (depreciation) ............      (504,763)
                                                                    ------------

      INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................................    (3,069,948)
                                                                    ------------

Capital share transactions:
   Shares sold:
       Class A shares ..........................................      3,546,027
       Class B shares ..........................................        859,141
       Class C shares ..........................................        168,190
       Class I shares ..........................................      2,000,000
    Shares redeemed:
       Class A shares ..........................................       (86,185)
       Class B shares ..........................................       (19,768)
       Class C shares ..........................................            (9)
       Class I shares ..........................................             --
                                                                    ------------
          Total capital share transactions .....................      6,467,396
                                                                    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........................      3,397,448

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period ............................................             --
                                                                    ------------
End of period (including undistributed net investment income
   (loss) of ($24,220)) ........................................     $3,397,448
                                                                    ============

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------
Shares sold:
   Class A shares ..............................................        352,953
   Class B shares ..............................................         89,327
   Class C shares ..............................................         14,268
   Class I shares ..............................................        133,333
Shares redeemed:
   Class A shares ..............................................        (8,572)
   Class B shares ..............................................        (2,142)
   Class C shares ..............................................            (1)
   Class I shares ..............................................             --
                                                                    ------------
      Total capital share activity .............................        579,166
                                                                    ============


See notes to financial statements.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 71
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

GENERAL: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Money Market, Balanced, Bond, Equity, Enhanced Equity (formerly Managed Index), and Technology. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond and Technology are registered as non-diversified portfolios. Money Market shares are sold without sales charge. Balanced, Bond, Equity, Enhanced Equity and Technology have Class A, Class B, Class C and Class I shares. Technology Shares became effective October 31, 2000. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Effective November 1, 1999 and March 31, 2000, Equity and Bond Portfolios, respectively, began to offer Class I shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Effective December 29, 2000, the Managed Index Portfolio's name was changed to Enhanced Equity Portfolio to better reflect its actively managed style, and to avoid confusion with the Calvert Social Index Fund.

SECURITY VALUATION: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current U.S. dollar exchange rate. All securities held by Money Market are valued at amortized cost which approximates market. The Fund may invest in securities whose resale is subject to restrictions. Restricted securities and other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

--------------------------------------------------------------------------------
72 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

The following securities were valued by the Board of Trustees as of March 31, 2001:


                                        TOTAL INVESTMENTS      % OF NET ASSETS
                                      -----------------------------------------
Balanced .........................         $21,509,372             3.4%
Bond .............................             534,705             0.6%
Equity ...........................           1,356,638             0.5%

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

OPTIONS: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

FUTURES CONTRACTS: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

FOREIGN CURRENCY TRANSACTIONS: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market and Bond, quarterly by Balanced and annually

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 73
--------------------------------------------------------------------------------
by Equity, Enhanced Equity and Technology. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

EXPENSE OFFSET ARRANGEMENTS: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees are paid indirectly by credits earned on each Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

OTHER: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the Fund's financial statements.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

Money Market ...............................    .30%
Balanced:
   First $500 Million ......................   .425%
   Next $500 Million .......................    .40%
   Over $1 Billion .........................   .375%
Bond .......................................    .35%
Equity .....................................    .50%
Enhanced Equity ............................    .60%
Technology .................................   1.25%

The Advisor contractually reimbursed, Bond, Equity, Enhanced Equity and Technology for expenses of $4,460, $3,446, $28,254 and $63,042, respectively, for the six months ended March 31, 2001.

--------------------------------------------------------------------------------
74 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B, and Class C shares, allow the Portfolios to pay the Distributor for expenses and services associated with distribution of shares. The expenses of Money Market are limited to .25% annually of average daily net assets. The expenses paid may not exceed .35%, 1.0%, and 1.0% annually of average daily net assets of each Class A, Class B, and Class C for Balanced, Bond and Equity, respectively. The expenses paid may not exceed .25%, 1.0%, and 1.0% annually of average daily net assets of each Class A, Class B, and Class C for Enhanced Equity and Technology, respectively. Class I for Balanced, Bond, Equity, Enhanced Equity and Technology does not have Distribution Plan expenses.


The Distributor received the following amounts as its portion of the commissions charged on sales of the Funds shares for the six months ended March 31, 2001:
$41,749 for Balanced, $13,530 for Bond, $74,762 for Equity, $7,362 for Enhanced Equity, and $7,823 for Technology.

Calvert Shareholder Services, Inc. (CSSI), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $111,973, $114,783, $16,402, $90,152, $9,542, and $2,910 for the six months ended March 31, 2001 for Money Market, Balanced, Bond, Equity, Enhanced Equity and Technology, respectively. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Calvert Administrative Services Company (CASC), and affiliate of the Advisor, provides administrative services for the Fund. For providing such services, CASC receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:


Money Market ...............................    .20%
Balanced (Class A, B, & C) .................   .275%
Balanced (Class I) .........................   .125%
Bond (Class A, B, & C) .....................    .30%
Bond (Class I) .............................    .10%
Equity (Class A, B, & C) ...................    .20%
Equity (Class I) ...........................    .10%
Enhanced Equity (Class A, B, & C) ..........    .15%
Enhanced Equity (Class I) ..................    .10%
Technology (Class A, B, & C) ...............    .25%
Technology (Class I) .......................    .05%

The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission a "no-action" letter permitting the Fund to make investments in these notes under certain conditions, such conditions of which are being met.

Each Trustee of the Funds who is not affiliated with the Advisor receives an annual fee of $15,430 plus $600 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board. Trustees' fees are allocated to each of the funds in the series served.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 75
--------------------------------------------------------------------------------

NOTE C -- INVESTMENT ACTIVITY

During the period, purchases and sales of investments, other than short-term securities, were:

                                                           ENHANCED
                  BALANCED        BOND         EQUITY       EQUITY    TECHNOLOGY
--------------------------------------------------------------------------------
Purchases: .. $619,927,398  $343,796,241  $103,359,425  $11,345,784  $18,375,602
Sales: ...... 697,365,121    348,299,107    67,008,919    8,627,023   12,054,815

Money Market held only short-term investments.

The cost of investments owned at March 31, 2001 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) and the net realized capital loss carryforwards as of March 31, 2001 with expiration dates:

                                             MONEY
                                             MARKET   BALANCED         BOND
--------------------------------------------------------------------------------
Unrealized appreciation ..........            --     $39,839,198     $1,961,496
Unrealized (depreciation) ........            --    (84,528,853)    (3,983,070)
Net appreciation/(depreciation) ..            --    (44,689,655)    (2,021,574)
Capital loss carryforward ........       $48,544              --        491,291
Expiration dates .................     2002-2008              --           2008

                                                      ENHANCED
                                       EQUITY          EQUITY      TECHNOLOGY
--------------------------------------------------------------------------------
Unrealized appreciation ..........   $43,960,521      $5,330,648        $70,887
Unrealized (depreciation) ........  (13,739,413)     (5,937,277)      (575,650)
Net appreciation/(depreciation) ..    30,221,108       (606,629)      (504,763)
Capital loss carryforward ........            --         386,615             --
Expiration dates .................            --            2007             --

Capital losses may be utilized to offset current and future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor.

For the six months ended March 31, 2001, the Fund effected transactions with other Calvert Portfolios, which resulted in net realized gains (losses) on sales of securities of $95,832 for Balanced and $86,330 for Bond. The purchases and sales transactions, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940, were:

                                                      BALANCED         BOND
--------------------------------------------------------------------------------
Purchases .......................................   $230,078,000    $28,980,000
Sales ...........................................    233,517,981     28,000,750

--------------------------------------------------------------------------------
76 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity and Technology Portfolios, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert South Africa Fund and the CVS Ameritas's Index 500, Micro Cap and Select Portfolios) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. There were no Portfolios with loans outstanding pursuant to this line of credit at March 31, 2001.

CHANGE IN INDEPENDENT AUDITOR

In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Fund's selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 77
--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                 PERIODS ENDED
                                    --------------------------------------------
                                     MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,
                                       2001          2000            1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........      $1.00           $1.00          $1.00
                                       =========       =========      =========
Income from investment operations
   Net investment income ............       .028            .054           .045
Distributions from
   Net investment income ............       .028          (.054)         (.045)
                                       ---------       ---------      ---------

NET ASSET VALUE, ENDING .............      $1.00           $1.00          $1.00
                                       =========       =========      =========

Total return*                              2.80%           5.53%          4.54%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income ............  5.54% (a)           5.39%          4.43%
                                       =========       =========      =========
   Total expenses ...................   .83% (a)            .84%           .90%
                                       =========       =========      =========
   Expenses before offsets ..........   .83% (a)            .84%           .89%
                                       =========       =========      =========
   Net expenses .....................   .82% (a)            .82%           .87%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...   $211,668        $206,753       $193,941
                                       =========       =========      =========

                                                    YEARS ENDED
                                   ---------------------------------------------
                                   SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
                                       1998           1997            1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........      $1.00           $1.00          $1.00
                                       =========       =========      =========
Income from investment operations
   Net investment income ............       .049            .048           .048
Distributions from
   Net investment income ............     (.049)          (.048)         (.048)
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............      $1.00           $1.00          $1.00
                                       =========       =========      =========

Total return* .......................      5.02%           4.89%          4.88%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income ............      4.92%           4.79%          4.77%
                                       =========       =========      =========
   Total expenses ...................       .94%           1.00%          1.10%
                                       =========       =========      =========
   Expenses before offsets ..........       .89%            .89%           .89%
                                       =========       =========      =========
   Net expenses .....................       .87%            .87%           .87%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...   $172,701        $166,111       $166,516
                                       =========       =========      =========

--------------------------------------------------------------------------------
78 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                  PERIODS ENDED
                                   ---------------------------------------------
                                      MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
CLASS A SHARES                         2001           2000            1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $33.23          $32.14         $32.45
                                       =========       =========      =========
Income from investment operations
   Net investment income ............        .49             .86            .68
   Net realized and unrealized
      gain (loss) ...................     (4.32)            3.08           3.03
                                       ---------       ---------      ---------
      Total from investment
         operations .................     (3.83)            3.94           3.71
                                       ---------       ---------      ---------
Distributions from
   Net investment income ............      (.46)           (.80)          (.66)
   Net realized gains ...............     (2.40)          (2.05)         (3.36)
                                       ---------       ---------      ---------
      Total distributions ...........     (2.86)          (2.85)         (4.02)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................     (6.69)            1.09          (.31)
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $26.54          $33.23         $32.14
                                       =========       =========      =========

Total return* .......................   (12.03%)          12.75%         11.52%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income ............  3.21% (a)           2.58%          2.05%
                                       =========       =========      =========
   Total expenses ...................  1.20% (a)           1.19%          1.17%
                                       =========       =========      =========
   Expenses before offsets ..........  1.20% (a)           1.19%          1.17%
                                       =========       =========      =========
   Net expenses .....................  1.18% (a)           1.17%          1.15%
                                       =========       =========      =========
Portfolio turnover ..................        94%            184%           175%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...   $577,661        $705,355       $708,655
                                       =========       =========      =========

                                                   YEARS ENDED
                                   ---------------------------------------------
                                   SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS A SHARES                         1998           1997            1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $34.88          $31.35         $32.81
                                       =========       =========      =========
Income from investment operations
   Net investment income ............        .77             .83            .78
   Net realized and unrealized
      gain (loss) ...................        .92            5.61           2.28
                                       ---------       ---------      ---------
      Total from investment
         operations .................       1.69            6.44           3.06
                                       ---------       ---------      ---------
Distributions from
   Net investment income ............      (.76)           (.81)          (.77)
   Net realized gains ...............     (3.36)          (2.10)         (3.75)
                                       ---------       ---------      ---------
      Total distributions ...........     (4.12)          (2.91)         (4.52)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................     (2.43)            3.53         (1.46)
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $32.45          $34.88         $31.35
                                       =========       =========      =========
Total return* .......................      5.50%          21.94%         10.27%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income ............      2.27%           2.57%          2.58%
                                       =========       =========      =========
   Total expenses ...................      1.13%           1.14%          1.29%
                                       =========       =========      =========
   Expenses before offsets ..........      1.13%           1.14%          1.28%
                                       =========       =========      =========
   Net expenses .....................      1.11%           1.12%          1.26%
                                       =========       =========      =========
Portfolio turnover ..................       185%            215%           111%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...   $673,907        $675,306       $594,482
                                       =========       =========      =========

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 79
--------------------------------------------------------------------------------

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                        PERIODS ENDED
                                                --------------------------------
                                                    MARCH 31,     SEPTEMBER 30,
CLASS B SHARES                                        2001            2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $33.02         $31.97
                                                       =========      =========
Income from investment operations
   Net investment income ........................            .36            .53
   Net realized and unrealized gain (loss) ......         (4.30)           3.06
                                                       ---------      ---------
      Total from investment operations ..........         (3.94)           3.59
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.30)          (.49)
   Net realized gains ...........................         (2.40)         (2.05)
                                                       ---------      ---------
      Total distributions .......................         (2.70)         (2.54)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....         (6.64)           1.05
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $26.38         $33.02
                                                       =========      =========

Total return* ...................................       (12.44%)         11.63%
                                                       =========      =========
Ratios to average net assets:
   Net investment income ........................      2.23% (a)          1.60%
                                                       =========      =========
   Total expenses ...............................      2.19% (a)          2.20%
                                                       =========      =========
   Expenses  before offsets .....................      2.19% (a)          2.20%
                                                       =========      =========
   Net expenses .................................      2.17% (a)          2.18%
                                                       =========      =========
Portfolio turnover ..............................            94%           184%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............        $13,632        $13,580
                                                       =========      =========
                                                         PERIODS ENDED
                                                --------------------------------
                                                  SEPTEMBER 30,    SEPTEMBER 30,
CLASS B SHARES                                        1999            1998 #
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $32.38         $34.37
                                                       =========      =========
Income from investment operations
   Net investment income ........................            .35           0.15
   Net realized and unrealized gain (loss) ......           2.94         (1.90)
                                                       ---------      ---------
      Total from investment operations ..........           3.29         (1.75)
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.34)         (0.24)
   Net realized gains ...........................         (3.36)             --
                                                       ---------      ---------
      Total distributions .......................         (3.70)         (0.24)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....          (.41)         (1.99)
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $31.97         $32.38
                                                       =========      =========
Total return* ...................................         10.15%        (5.10%)
                                                       =========      =========
Ratios to average net assets:
   Net investment income ........................           .85%      1.22% (a)
                                                       =========      =========
   Total expenses ...............................          2.40%      3.59% (a)
                                                       =========      =========
   Expenses before offsets ......................          2.40%      2.43% (a)
                                                       =========      =========
   Net expenses .................................          2.38%      2.41% (a)
                                                       =========      =========
Portfolio turnover ..............................           175%           185%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $9,910         $2,540
                                                       =========      =========

--------------------------------------------------------------------------------
80 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                               BALANCED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                  PERIODS ENDED
                                      ------------------------------------------
                                      MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
CLASS C SHARES                          2001          2000            1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $32.74          $31.70         $32.05
                                       =========       =========      =========
Income from investment operations
   Net investment income ............        .36             .51            .36
   Net realized and unrealized
      gain (loss) ...................     (4.26)            3.05           2.98
                                       ---------       ---------      ---------
      Total from investment
         operations .................     (3.90)            3.56           3.34
                                       ---------       ---------      ---------
Distributions from
   Net investment income ............      (.30)           (.47)          (.33)
   Net realized gains ...............     (2.40)          (2.05)         (3.36)
                                       ---------       ---------      ---------
      Total distributions ...........     (2.70)          (2.52)         (3.69)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................     (6.60)            1.04          (.35)
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $26.14          $32.74         $31.70
                                       =========       =========      =========

Total return* .......................   (12.45%)          11.64%         10.43%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income ............  2.25% (a)           1.58%          1.04%
                                       =========       =========      =========
   Total expenses ...................  2.16% (a)           2.19%          2.19%
                                       =========       =========      =========
   Expenses before offsets ..........  2.16% (a)           2.19%          2.19%
                                       =========       =========      =========
   Net expenses .....................  2.14% (a)           2.17%          2.17%
                                       =========       =========      =========
Portfolio turnover ..................        94%            184%           175%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...    $13,751         $15,263        $13,646
                                       =========       =========      =========

                                                    YEARS ENDED
                                   ---------------------------------------------
                                   SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS C SHARES                         1998           1997            1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $34.52          $31.05         $32.60
                                       =========       =========      =========
Income from investment operations
   Net investment income ............        .41             .47            .46
   Net realized and unrealized
      gain (loss) ...................        .89            5.54           2.17
                                       ---------       ---------      ---------
      Total from investment
         operations .................       1.30            6.01           2.63
                                       ---------       ---------      ---------
Distributions from
   Net investment income ............      (.41)           (.44)          (.43)
   Net realized gains ...............     (3.36)          (2.10)         (3.75)
                                       ---------       ---------      ---------
      Total distributions ...........     (3.77)          (2.54)         (4.18)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................     (2.47)            3.47         (1.55)
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $32.05          $34.52         $31.05
                                       =========       =========      =========

Total return* .......................      4.35%          20.56%          8.85%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income ............      1.16%           1.42%          1.34%
                                       =========       =========      =========
   Total expenses ...................      2.25%           2.29%          2.66%
                                       =========       =========      =========
   Expenses  before offsets .........      2.25%           2.29%          2.52%
                                       =========       =========      =========
   Net expenses .....................      2.23%           2.27%          2.50%
                                       =========       =========      =========
Portfolio turnover ..................       185%            215%           111%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...    $11,483          $8,898         $6,715
                                       =========       =========      =========

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 81
--------------------------------------------------------------------------------

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                  PERIODS ENDED
                                   ---------------------------------------------
                                      MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
CLASS I SHARES                          2001          2000          1999##
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $33.10          $32.13         $32.52
                                       =========       =========      =========
Income from investment operations
   Net investment income ............        .53             .88            .52
   Net realized and unrealized
      gain (loss) ...................     (4.28)            3.12          (.35)
                                       ---------       ---------      ---------
      Total from investment
         operations .................     (3.75)            4.00            .17
                                       ---------       ---------      ---------
Distributions from
   Net investment income ............      (.55)           (.99)          (.56)
   Net realized gains ...............     (2.40)          (2.04)             --
                                       ---------       ---------      ---------
      Total distributions ...........     (2.95)          (3.03)          (.56)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................     (6.70)             .97          (.39)
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $26.40          $33.10         $32.13
                                       =========       =========      =========

Total return* .......................   (11.84%)          12.97%           .52%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income ............  3.75% (a)           2.97%      2.54% (a)
                                       =========       =========      =========
   Total expenses ...................   .67% (a)            .71%       .74% (a)
                                       =========       =========      =========
   Expenses before offsets ..........   .67% (a)            .71%       .74% (a)
                                       =========       =========      =========
   Net expenses .....................   .66% (a)            .69%       .73% (a)
                                       =========       =========      =========
Portfolio turnover ..................        94%            184%           175%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...    $30,496         $49,530        $13,458
                                       =========       =========      =========

--------------------------------------------------------------------------------
82 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                 BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                  PERIODS ENDED
                                   ---------------------------------------------
                                      MARCH 31,   SEPTEMBER 30,  SEPTEMBER 30,
CLASS A SHARES                          2001          2000           1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $15.38          $15.59         $16.88
                                       =========       =========      =========
Income from investment operations
   Net investment income ............        .56            1.06            .93
   Net realized and unrealized
      gain (loss) ...................        .63           (.20)          (.74)
                                       ---------       ---------      ---------
      Total from investment
         operations .................       1.19             .86            .19
                                       ---------       ---------      ---------
Distributions from
   Net investment income ............      (.56)          (1.06)          (.93)
   Net realized gains ...............         --           (.01)          (.55)
                                       ---------       ---------      ---------
      Total distributions ...........      (.56)          (1.07)         (1.48)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................        .63           (.21)         (1.29)
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $16.01          $15.38         $15.59
                                       =========       =========      =========

Total return* .......................      7.93%           5.76%          1.18%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income ............  7.26% (a)           6.90%          5.79%
                                       =========       =========      =========
   Total expenses ...................  1.20% (a)           1.20%          1.13%
                                       =========       =========      =========
   Expenses before offsets ..........  1.20% (a)           1.20%          1.13%
                                       =========       =========      =========
   Net expenses .....................  1.17% (a)           1.16%          1.09%
                                       =========       =========      =========
Portfolio turnover ..................       511%          1,011%           570%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...    $76,290         $71,525        $66,944
                                       =========       =========      =========

                                                   YEARS ENDED
                                  ----------------------------------------------
                                  SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,
CLASS A SHARES                        1998            1997           1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $16.64          $16.06         $16.34
                                       =========       =========      =========
Income from investment operations
   Net investment income ............        .95             .96            .92
   Net realized and unrealized
      gain (loss) ...................        .41             .58          (.29)
                                       ---------       ---------      ---------
      Total from investment
         operations .................       1.36            1.54            .63
                                       ---------       ---------      ---------
Distributions from
   Net investment income ............      (.96)           (.96)          (.91)
   Net realized gains ...............      (.16)              --             --
   Tax return of capital ............         --              --             --
                                       ---------       ---------      ---------
      Total distributions ...........     (1.12)           (.96)          (.91)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................        .24             .58          (.28)
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $16.88          $16.64         $16.06
                                       =========       =========      =========

Total return* .......................      8.46%           9.89%          3.96%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income ............      5.69%           5.85%          5.60%
                                       =========       =========      =========
   Total expenses ...................      1.14%           1.23%          1.29%
                                       =========       =========      =========
   Expenses before offsets ..........      1.14%           1.23%          1.29%
                                       =========       =========      =========
   Net expenses .....................      1.07%           1.19%          1.26%
                                       =========       =========      =========
Portfolio turnover ..................       620%            319%            22%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...    $65,807         $59,656        $62,259
                                       =========       =========      =========

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 83
--------------------------------------------------------------------------------

                                 BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                         PERIODS ENDED
                                                --------------------------------
                                                   MARCH 31,      SEPTEMBER 30,
CLASS B SHARES                                       2001             2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $15.33         $15.53
                                                       =========      =========
Income from investment operations
   Net investment income ........................            .48            .90
   Net realized and unrealized gain (loss) ......            .62          (.20)
                                                       ---------      ---------
      Total from investment operations ..........           1.10            .70
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.48)          (.89)
   Net realized gains ...........................             --          (.01)
                                                       ---------      ---------
      Total distributions .......................          (.48)          (.90)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....            .62          (.20)
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $15.95         $15.33
                                                       =========      =========

Total return* ...................................          7.34%          4.61%
                                                       =========      =========
Ratios to average net assets:
   Net investment income ........................      6.22% (a)          5.89%
                                                       =========      =========
   Total expenses ...............................      2.22% (a)          2.26%
                                                       =========      =========
   Expenses  before offsets .....................      2.22% (a)          2.26%
                                                       =========      =========
   Net expenses .................................      2.21% (a)          2.20%
                                                       =========      =========
Portfolio turnover ..............................           511%         1,011%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $5,068         $3,220
                                                       =========      =========

                                                         PERIODS ENDED
                                                --------------------------------
                                                  SEPTEMBER 30,    SEPTEMBER 30,
CLASS B SHARES                                        1999           1998#
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $16.84         $16.69
                                                       =========      =========
Income from investment operations
   Net investment income ........................            .74            .36
   Net realized and unrealized gain (loss) ......          (.79)            .19
                                                       ---------      ---------
      Total from investment operations ..........          (.05)            .55
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.71)          (.40)
   Net realized gains ...........................          (.55)             --
                                                       ---------      ---------
      Total distributions .......................         (1.26)          (.40)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....         (1.31)            .15
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $15.53         $16.84
                                                       =========      =========

Total return* ...................................         (.29%)          3.36%
                                                       =========      =========
Ratios to average net assets:
   Net investment income ........................          4.43%      4.14% (a)
                                                       =========      =========
   Total expenses ...............................          2.72%      8.08% (a)
                                                       =========      =========
   Expenses before offsets ......................          2.56%      2.55% (a)
                                                       =========      =========
   Net expenses .................................          2.50%      2.50% (a)
                                                       =========      =========
Portfolio turnover ..............................           570%           620%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $2,773           $557
                                                       =========      =========

--------------------------------------------------------------------------------
84 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                 BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                          PERIODS ENDED
                                                --------------------------------
                                                    MARCH 31,     SEPTEMBER 30,
CLASS C SHARES                                        2001            2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $15.31         $15.51
                                                       =========      =========
Income from investment operations
   Net investment income ........................            .47            .86
   Net realized and unrealized gain (loss) ......            .61          (.18)
                                                       ---------      ---------
      Total from investment operations ..........           1.08            .68
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.46)          (.87)
   Net realized gains ...........................             --          (.01)
                                                       ---------      ---------
      Total distributions .......................          (.46)          (.88)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....            .62          (.20)
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $15.93         $15.31
                                                       =========      =========

Total return* ...................................          7.22%          4.48%
                                                       =========      =========
Ratios to average net assets:
   Net investment income ........................      6.06% (a)          5.64%
                                                       =========      =========
   Total expenses ...............................      2.41% (a)          2.45%
                                                       =========      =========
   Expenses before offsets ......................      2.41% (a)          2.45%
                                                       =========      =========
   Net expenses .................................      2.39% (a)          2.40%
                                                       =========      =========
Portfolio turnover ..............................           511%         1,011%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $2,235         $1,810
                                                       =========      =========

                                                         PERIODS ENDED
                                                --------------------------------
                                                  SEPTEMBER 30,    SEPTEMBER 30,
CLASS C SHARES                                        1999           1998###
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $16.84         $16.81
                                                       =========      =========
Income from investment operations
   Net investment income ........................            .74            .21
   Net realized and unrealized gain (loss) ......          (.80)            .08
                                                       ---------      ---------
      Total from investment operations ..........          (.06)            .29
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.72)          (.26)
   Net realized gains ...........................          (.55)             --
                                                       ---------      ---------
      Total distributions .......................         (1.27)          (.26)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....         (1.33)            .03
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $15.51         $16.84
                                                       =========      =========

Total return* ...................................         (.40%)          1.75%
                                                       =========      =========
Ratios to average net assets:
   Net investment income ........................          4.41%      4.06% (a)
                                                       =========      =========
   Total expenses ...............................          2.85%      7.09% (a)
                                                       =========      =========
   Expenses before offsets ......................          2.55%      2.74% (a)
                                                       =========      =========
   Net expenses .................................          2.50%      2.50% (a)
                                                       =========      =========
Portfolio turnover ..............................           570%           620%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $1,779           $399
                                                       =========      =========

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 85
--------------------------------------------------------------------------------

                                 BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                         PERIODS ENDED
                                                --------------------------------
                                                    MARCH 31,    SEPTEMBER 30,
CLASS I SHARES                                        2001          2000####
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $15.39         $15.56
                                                       =========      =========
Income from investment operations
   Net investment income ........................            .60            .60
   Net realized and unrealized gain (loss) ......            .59          (.18)
                                                       ---------      ---------
      Total from investment operations ..........           1.19            .42
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.60)          (.59)
                                                       ---------      ---------
      Total distributions .......................          (.60)          (.59)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....            .59          (.17)
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $15.98         $15.39
                                                       =========      =========

Total return* ...................................          7.97%          2.83%
                                                       =========      =========
Ratios to average net assets:
   Net investment income ........................      7.76% (a)      7.85% (a)
                                                       =========      =========
   Total expenses ...............................      1.38% (a)      1.19% (a)
                                                       =========      =========
   Expenses before offsets ......................       .62% (a)       .65% (a)
                                                       =========      =========
   Net expenses .................................       .60% (a)       .60% (a)
                                                       =========      =========
Portfolio turnover ..............................           511%         1,011%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $1,474         $1,028
                                                       =========      =========




--------------------------------------------------------------------------------
86 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                          PERIODS ENDED
                                  ----------------------------------------------
                                      MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
CLASS A SHARES                          2001          2000            1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $33.05          $27.06         $20.36
Income from investment operations
   Net investment income (loss) .....      (.01)           (.06)          (.07)
   Net realized and unrealized
      gain (loss) ...................     (2.32)            7.88           6.78
                                       ---------       ---------      ---------
      Total from investment
         operations .................     (2.33)            7.82           6.71
                                       ---------       ---------      ---------
Distributions from
   Net realized gains ...............     (1.63)          (1.83)          (.01)
                                       ---------       ---------      ---------
      Total distributions ...........     (1.63)          (1.83)          (.01)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................     (3.96)            5.99           6.70
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $29.09          $33.05         $27.06
                                       =========       =========      =========

Total return* .......................    (7.46%)          29.91%         32.98%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income (loss) ..... (.09%) (a)          (.20%)         (.28%)
                                       =========       =========      =========
   Total expenses ...................  1.27% (a)           1.26%          1.22%
                                       =========       =========      =========
   Expenses before offsets ..........  1.27% (a)           1.26%          1.22%
                                       =========       =========      =========
   Net expenses .....................  1.23% (a)           1.13%          1.10%
                                       =========       =========      =========
Portfolio turnover ..................        23%             49%            51%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...   $243,205        $240,844       $166,716
                                       =========       =========      =========

                                                    YEARS ENDED
                                  ----------------------------------------------
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
CLASS A SHARES                        1998            1997            1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $27.77          $22.54         $21.12
                                       =========       =========      =========
Income from investment operations
   Net investment income (loss) .....      (.04)              --            .03
   Net realized and unrealized
      gain (loss) ...................     (4.01)            6.73           3.26
                                       ---------       ---------      ---------
      Total from investment
         operations .................     (4.05)            6.73           3.29
                                       ---------       ---------      ---------
Distributions from
   Net investment income ............         --           (.01)          (.06)
   Net realized gains ...............     (3.36)          (1.49)         (1.81)
                                       ---------       ---------      ---------
      Total distributions ...........     (3.36)          (1.50)         (1.87)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................     (7.41)           $5.23           1.42
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $20.36          $27.77         $22.54
                                       =========       =========      =========

Total return* .......................   (15.70%)          31.34%         16.62%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income (loss) .....     (.14%)            .03%           .15%
                                       =========       =========      =========
   Total expenses ...................      1.16%           1.21%          1.29%
                                       =========       =========      =========
   Expenses before offsets ..........      1.16%           1.21%          1.29%
                                       =========       =========      =========
   Net expenses .....................      1.07%           1.20%          1.27%
                                       =========       =========      =========
   Portfolio turnover ...............       110%             93%           118%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...   $128,683        $147,002       $101,344
                                       =========       =========      =========

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 87
--------------------------------------------------------------------------------

                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                          PERIODS ENDED
                                                --------------------------------
                                                    MARCH 31,    SEPTEMBER 30,
CLASS B SHARES                                        2001           2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $32.17         $26.60
                                                       =========      =========
Income from investment operations
   Net investment income (loss) .................          (.13)          (.23)
   Net realized and unrealized gain (loss) ......         (2.27)           7.63
                                                       ---------      ---------
      Total from investment operations ..........         (2.40)          7.40
                                                       ---------      ---------
Distributions from
   Net realized gains ...........................         (1.63)         (1.83)
Total increase (decrease) in net asset value ....         (4.03)           5.57
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $28.14         $32.17
                                                       =========      =========

Total return* ...................................        (7.89%)         28.78%
                                                       =========      =========
Ratios to average net assets:
   Net investment income (loss) .................     (.99%) (a)        (1.04%)
                                                       =========      =========
   Total expenses ...............................      2.20% (a)          2.20%
                                                       =========      =========
   Expenses  before offsets .....................      2.20% (a)          2.20%
                                                       =========      =========
   Net expenses .................................      2.15% (a)          1.97%
                                                       =========      =========
Portfolio turnover ..............................            23%            49%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............        $25,279        $21,416
                                                       =========      =========

                                                         PERIODS ENDED
                                                --------------------------------
                                                 SEPTEMBER 30,    SEPTEMBER 30,
CLASS B SHARES                                       1999            1998 #
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $20.26         $26.01
                                                       =========      =========
Income from investment operations
   Net investment income (loss) .................          (.15)          (.09)
   Net realized and unrealized gain (loss) ......           6.50         (5.66)
                                                       ---------      ---------
      Total from investment operations ..........           6.35         (5.75)
                                                       ---------      ---------
Distributions from
   Net realized gains ...........................          (.01)             --
Total increase (decrease) in net asset value ....           6.34         (5.75)
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $26.60         $20.26
                                                       =========      =========

Total return* ...................................         31.37%       (22.11%)
                                                       =========      =========
Ratios to average net assets:
   Net investment income (loss) .................        (1.41%)    (1.55%) (a)
                                                       =========      =========
   Total expenses ...............................          2.43%      4.12% (a)
                                                       =========      =========
   Expenses  before offsets .....................          2.43%      3.19% (a)
                                                       =========      =========
   Net expenses .................................          2.21%      2.56% (a)
                                                       =========      =========
Portfolio turnover ..............................            51%           110%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $8,038         $1,670
                                                       =========      =========

--------------------------------------------------------------------------------
88 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                  PERIODS ENDED
                                  ----------------------------------------------
                                     MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,
CLASS C SHARES                          2001          2000            1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $30.13          $25.00         $19.00
                                       =========       =========      =========
Income from investment operations.
   Net investment income (loss) .....      (.12)           (.24)          (.11)
   Net realized and unrealized
      gain (loss) ...................     (2.11)            7.20           6.12
                                       ---------       ---------      ---------
      Total from investment
         operations .................     (2.23)            6.96           6.01
                                       ---------       ---------      ---------
Distributions from
   Net realized gains ...............     (1.63)          (1.83)          (.01)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................     (3.86)            5.13           6.00
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $26.27          $30.13         $25.00
                                       =========       =========      =========

Total return* .......................    (7.86%)          28.87%         31.66%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income (loss) ..... (.95%) (a)         (1.01%)        (1.21%)
                                       =========       =========      =========
   Total expenses ...................  2.16% (a)           2.15%          2.22%
                                       =========       =========      =========
   Expenses before offsets ..........  2.16% (a)           2.15%          2.22%
                                       =========       =========      =========
   Net expenses .....................  2.11% (a)           1.94%          2.01%
                                       =========       =========      =========
Portfolio turnover ..................        23%             49%            51%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...    $22,988         $20,086        $10,413
                                       =========       =========      =========

                                                   YEARS ENDED
                                  ----------------------------------------------
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
CLASS C SHARES                        1998            1997            1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..........     $26.37          $21.71         $20.66
                                       =========       =========      =========
Income from investment operations.
   Net investment income (loss) .....      (.16)           (.05)          (.16)
   Net realized and unrealized
      gain (loss) ...................     (3.85)            6.21           3.04
                                       ---------       ---------      ---------
      Total from investment
         operations .................     (4.01)            6.16           2.88
                                       ---------       ---------      ---------
Distributions from
   Net investment income ............         --           (.01)          (.02)
   Net realized gains ...............     (3.36)          (1.49)         (1.81)
                                       ---------       ---------      ---------
      Total distributions ...........     (3.36)          (1.50)         (1.83)
                                       ---------       ---------      ---------
Total increase (decrease) in net
   asset value ......................     (7.37)            4.66           1.05
                                       ---------       ---------      ---------
NET ASSET VALUE, ENDING .............     $19.00          $26.37         $21.71
                                       =========       =========      =========

Total return* .......................   (16.47%)          29.84%         14.85%
                                       =========       =========      =========
Ratios to average net assets:
   Net investment income (loss) .....    (1.17%)         (1.08%)        (1.42%)
                                       =========       =========      =========
   Total expenses ...................      2.21%           2.31%          2.86%
                                       =========       =========      =========
   Expenses before offsets ..........      2.21%           2.31%          2.86%
                                       =========       =========      =========
   Net expenses .....................      2.09%           2.30%          2.85%
                                       =========       =========      =========
Portfolio turnover ..................       110%             93%           118%
                                       =========       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...     $5,981          $6,249         $2,996
                                       =========       =========      =========

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 89
--------------------------------------------------------------------------------

                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                         PERIODS ENDED
                                                --------------------------------
                                                    MARCH 31,     SEPTEMBER 30,
CLASS I SHARES                                        2001         2000 #####
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $33.15         $28.64
                                                       =========      =========
Income from investment operations
   Net investment income ........................            .05            .05
   Net realized and unrealized gain (loss) ......         (2.33)           6.29
                                                       ---------      ---------
      Total from investment operations ..........         (2.28)           6.34
                                                       ---------      ---------
Distributions from
   Net realized gains ...........................         (1.63)         (1.83)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....         (3.91)           4.51
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $29.24         $33.15
                                                       =========      =========

Total return* ...................................        (7.28%)         23.10%
                                                       =========      =========
Ratios to average net assets:
   Net investment income ........................       .34% (a)       .16% (a)
                                                       =========      =========
   Total expenses ...............................      1.07% (a)      1.18% (a)
                                                       =========      =========
   Expenses before offsets ......................       .82% (a)       .86% (a)
                                                       =========      =========
   Net expenses .................................       .80% (a)       .80% (a)
                                                       =========      =========
Portfolio turnover ..............................            23%            49%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $2,620         $2,826
                                                       =========      =========

--------------------------------------------------------------------------------
90 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                           ENHANCED EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                         PERIODS ENDED
                                                --------------------------------
                                                   MARCH 31,      SEPTEMBER 30,
CLASS A SHARES                                        2001            2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $19.91         $16.83
                                                       =========      =========
Income from investment operations
   Net investment income (loss) .................          (.01)          (.02)
   Net realized and unrealized gain (loss) ......         (3.62)           3.11
                                                       ---------      ---------
      Total from investment operations ..........         (3.63)           3.09
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.14)          (.01)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....         (3.77)           3.08
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $16.14         $19.91
                                                       ---------      ---------
Total return* ...................................       (18.34%)         18.39%
                                                       =========      =========
Ratios to average net assets:
   Net investment income (loss) .................     (.10%) (a)         (.14%)
                                                       =========      =========
   Total expenses ...............................      1.56% (a)          1.52%
                                                       =========      =========
   Expenses before offsets ......................      1.40% (a)          1.33%
                                                       =========      =========
   Net expenses .................................      1.25% (a)          1.25%
                                                       =========      =========
Portfolio turnover ..............................            17%            43%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............        $18,784        $21,239
                                                       =========      =========

                                                         PERIODS ENDED
                                                --------------------------------
                                                  SEPTEMBER 30,    SEPTEMBER 30,
CLASS A SHARES                                        1999             1998^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $13.54         $15.00
                                                       =========      =========
Income from investment operations
   Net investment income (loss) .................            .03            .02
   Net realized and unrealized gain (loss) ......           3.31         (1.48)
                                                       ---------      ---------
      Total from investment operations ..........           3.34         (1.46)
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.05)             --
                                                       ---------      ---------
Total increase (decrease) in net asset value ....           3.29         (1.46)
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $16.83         $13.54
                                                       =========      =========
Total return* ...................................         24.68%        (9.73%)
                                                       =========      =========
Ratios to average net assets:
   Net investment income (loss) .................           .14%       .42% (a)
                                                       =========      =========
   Total expenses ...............................          1.59%      1.86% (a)
                                                       =========      =========
   Expenses before offsets ......................          1.31%      1.01% (a)
                                                       =========      =========
   Net expenses .................................          1.25%       .95% (a)
                                                       =========      =========
Portfolio turnover ..............................            56%            27%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............        $12,257         $4,401
                                                       =========      =========

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 91
--------------------------------------------------------------------------------

                           ENHANCED EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                         PERIODS ENDED
                                                --------------------------------
                                                   MARCH 31,      SEPTEMBER 30,
CLASS B SHARES                                       2001             2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $19.41         $16.58
                                                       =========      =========
Income from investment operations
   Net investment income (loss) .................          (.10)          (.16)
   Net realized and unrealized gain (loss) ......         (3.52)           2.99
                                                       ---------      ---------
      Total from investment operations ..........         (3.62)           2.83
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.14)             --
                                                       ---------      ---------
Total increase (decrease) in net asset value ....         (3.76)           2.83
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $15.65         $19.41
                                                       =========      =========

Total return* ...................................       (18.76%)         17.07%
                                                       =========      =========
Ratios to average net assets:
   Net investment income (loss) .................    (1.18%) (a)        (1.21%)
                                                       =========      =========
   Total expenses ...............................      2.48% (a)          2.41%
                                                       =========      =========
   Expenses  before offsets .....................      2.48% (a)          2.41%
                                                       =========      =========
   Net expenses .................................      2.33% (a)          2.32%
                                                       =========      =========
Portfolio turnover ..............................            17%            43%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $5,794         $6,531
                                                       =========      =========

                                                         PERIODS ENDED
                                                --------------------------------
                                                 SEPTEMBER 30,    SEPTEMBER 30,
CLASS B SHARES                                       1999            1998 ^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $13.48         $15.00
                                                       =========      =========
Income from investment operations
   Net investment income (loss) .................          (.11)          (.03)
   Net realized and unrealized gain (loss) ......           3.21         (1.49)
                                                       ---------      ---------
      Total from investment operations ..........           3.10         (1.52)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....           3.10         (1.52)
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $16.58         $13.48
                                                       =========      =========

Total return* ...................................         23.00%       (10.13%)
                                                       =========      =========
Ratios to average net assets:
   Net investment income (loss) .................        (1.11%)     (.98%) (a)
                                                       =========      =========
   Total expenses ...............................          2.67%      5.61% (a)
                                                       =========      =========
   Expenses  before offsets .....................          2.56%      2.56% (a)
                                                       =========      =========
   Net expenses .................................          2.50%      2.50% (a)
                                                       =========      =========
Portfolio turnover ..............................            56%            27%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $4,078           $975
                                                       =========      =========

--------------------------------------------------------------------------------
92 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                           ENHANCED EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS


                                                         PERIODS ENDED
                                                --------------------------------
                                                    MARCH 31,    SEPTEMBER 30,
CLASS C SHARES                                        2001           2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $19.48         $16.62
                                                       =========      =========
Income from investment operations
   Net investment income (loss) .................          (.10)          (.14)
   Net realized and unrealized gain (loss) ......         (3.54)           3.00
                                                       ---------      ---------
      Total from investment operations ..........         (3.64)           2.86
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.14)             --
                                                       ---------      ---------
Total increase (decrease) in net asset value ....         (3.78)           2.86
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $15.70         $19.48
                                                       =========      =========
Total return* ...................................       (18.79%)         17.21%
                                                       =========      =========
Ratios to average net assets:
   Net investment income (loss) .................    (1.12%) (a)        (1.15%)
                                                       =========      =========
   Total expenses ...............................      2.42% (a)          2.35%
                                                       =========      =========
   Expenses before offsets ......................      2.42% (a)          2.35%
                                                       =========      =========
   Net expenses .................................      2.27% (a)          2.27%
                                                       =========      =========
Portfolio turnover ..............................            17%            43%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $3,786         $4,674
                                                       =========      =========

                                                         PERIODS ENDED
                                                --------------------------------
                                                  SEPTEMBER 30,   SEPTEMBER 30,
CLASS C SHARES                                        1999           1998###
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $13.52         $14.52
                                                       =========      =========
Income from investment operations
   Net investment income (loss) .................          (.09)          (.02)
   Net realized and unrealized gain (loss) ......           3.19          (.98)
                                                       ---------      ---------
      Total from investment operations ..........           3.10         (1.00)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....           3.10         (1.00)
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $16.62         $13.52
                                                       =========      =========
Total return* ...................................         22.93%        (6.89%)
                                                       =========      =========
Ratios to average net assets:
   Net investment income (loss) .................        (1.12%)     (.96%) (a)
                                                       =========      =========
   Total expenses ...............................          2.68%      4.82% (a)
                                                       =========      =========
   Expenses before offsets ......................          2.56%      2.56% (a)
                                                       =========      =========
   Net expenses .................................          2.50%      2.50% (a)
                                                       =========      =========
Portfolio turnover ..............................            56%            27%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............         $2,454           $397
                                                       =========      =========

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 93
--------------------------------------------------------------------------------

                           ENHANCED EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                         PERIODS ENDED
                                                --------------------------------
                                                    MARCH 31,    SEPTEMBER 30,
CLASS I SHARES                                        2001           2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $20.04         $16.89
                                                       =========      =========
Income from investment operations
   Net investment income ........................            .04            .07
   Net realized and unrealized gain (loss) ......         (3.65)           3.13
                                                       ---------      ---------
      Total from investment operations ..........         (3.61)           3.20
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.14)          (.05)
                                                       ---------      ---------
Total increase (decrease) in net asset value ....         (3.75)           3.15
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $16.29         $20.04
                                                       =========      =========

Total return* ...................................       (18.12%)         18.94%
                                                       =========      =========
Ratios to average net assets:
   Net investment income ........................       .39% (a)           .37%
                                                       =========      =========
   Total expenses ...............................      1.03% (a)           .95%
                                                       =========      =========
   Expenses  before offsets .....................       .90% (a)           .83%
                                                       =========      =========
   Net expenses .................................       .75% (a)           .75%
                                                       =========      =========
Portfolio turnover ..............................            17%            43%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............        $18,144        $22,163
                                                       =========      =========

                                                         PERIODS ENDED
                                                --------------------------------
                                                 SEPTEMBER 30,    SEPTEMBER 30,
CLASS I SHARES                                       1999            1998 ^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ......................         $13.54         $15.00
                                                       =========      =========
Income from investment operations
   Net investment income ........................            .11            .04
   Net realized and unrealized gain (loss) ......           3.29         (1.50)
                                                       ---------      ---------
      Total from investment operations ..........           3.40         (1.46)
                                                       ---------      ---------
Distributions from
   Net investment income ........................          (.05)             --
                                                       ---------      ---------
Total increase (decrease) in net asset value ....           3.35         (1.46)
                                                       ---------      ---------
NET ASSET VALUE, ENDING .........................         $16.89         $13.54
                                                       =========      =========

Total return* ...................................         25.09%        (9.73%)
                                                       =========      =========
Ratios to average net assets:
   Net investment income ........................           .65%       .54% (a)
                                                       =========      =========
   Total expenses ...............................           .91%      1.03% (a)
                                                       =========      =========
   Expenses  before offsets .....................           .81%       .81% (a)
                                                       =========      =========
   Net expenses .................................           .75%       .75% (a)
                                                       =========      =========
Portfolio turnover ..............................            56%            27%
                                                       =========      =========
NET ASSETS, ENDING (IN THOUSANDS) ...............        $18,652        $14,897
                                                       =========      =========

--------------------------------------------------------------------------------
94 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                                   PERIOD ENDED
                                                                     MARCH 31,
CLASS A SHARES                                                        2001 ^^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING .....................................         $15.00
                                                                      =========
Income from investment operations
   Net investment income .......................................          (.06)
   Net realized and unrealized gain (loss) .....................         (9.07)
                                                                      ---------
      Total from investment operations .........................         (9.13)
                                                                      ---------
Total increase (decrease) in net asset value ...................         (9.13)
                                                                      ---------
NET ASSET VALUE, ENDING ........................................          $5.87
                                                                      =========

Total return* ..................................................       (60.87%)
                                                                      =========
Ratios to average net assets:
   Net investment income .......................................    (2.10%) (a)
                                                                      =========
   Total expenses ..............................................      6.36% (a)
                                                                      =========
   Expenses before offsets .....................................      2.33% (a)
                                                                      =========
   Net expenses ................................................      2.10% (a)
                                                                      =========
Portfolio turnover .............................................           293%
                                                                      =========
NET ASSETS, ENDING (IN THOUSANDS) ..............................         $2,021
                                                                      =========

                                                                   PERIOD ENDED
                                                                     MARCH 31,
CLASS B SHARES                                                        2001 ^^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING .....................................         $15.00
                                                                      =========
Income from investment operations
   Net investment income (loss) ................................          (.09)
   Net realized and unrealized gain (loss) .....................         (9.07)
                                                                      ---------
      Total from investment operations .........................         (9.16)
                                                                      ---------
Total increase (decrease) in net asset value ...................         (9.16)
                                                                      ---------
NET ASSET VALUE, ENDING ........................................          $5.84
                                                                      =========

Total return* ..................................................       (61.07%)
                                                                      =========
Ratios to average net assets:
   Net investment income (loss) ................................    (1.54%) (a)
                                                                      =========
   Total expenses ..............................................     13.09% (a)
                                                                      =========
   Expenses before offsets .....................................      3.33% (a)
                                                                      =========
   Net expenses ................................................      3.10% (a)
                                                                      =========
Portfolio turnover .............................................           293%
                                                                      =========
NET ASSETS, ENDING (IN THOUSANDS) ..............................           $509
                                                                      =========

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)               CALVERT SOCIAL INVESTMENT FUND - 95
--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                                  PERIOD ENDED
                                                                   MARCH 31,
CLASS C SHARES                                                      2001 ^^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING .....................................         $15.00
                                                                      =========
Income from investment operations
   Net investment income (loss) ................................          (.10)
   Net realized and unrealized gain (loss) .....................         (9.04)
                                                                      ---------
      Total from investment operations .........................         (9.14)
                                                                      ---------
Total increase (decrease) in net asset value ...................         (9.14)
                                                                      ---------
NET ASSET VALUE, ENDING ........................................          $5.86
                                                                      =========

Total return* ..................................................       (60.93%)
                                                                      =========
Ratios to average net assets:
   Net investment income (loss) ................................    (1.54%) (a)
                                                                      =========
   Total expenses ..............................................     26.45% (a)
                                                                      =========
   Expenses before offsets .....................................      3.33% (a)
                                                                      =========
   Net expenses ................................................      3.10% (a)
                                                                      =========
Portfolio turnover .............................................           293%
                                                                      =========
NET ASSETS, ENDING (IN THOUSANDS) ..............................            $84
                                                                      =========

                                                                  PERIOD ENDED
                                                                   MARCH 31,
CLASS I SHARES                                                       2001 ^^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING .....................................         $15.00
                                                                      =========
Income from investment operations
   Net investment income .......................................          (.05)
   Net realized and unrealized gain (loss) .....................         (9.07)
                                                                      ---------
      Total from investment operations .........................         (9.12)
                                                                      ---------
Total increase (decrease) in net asset value ...................         (9.12)
                                                                      ---------
NET ASSET VALUE, ENDING ........................................          $5.88
                                                                      =========

Total return* ..................................................       (60.80%)
                                                                      =========
Ratios to average net assets:
   Net investment income .......................................     (.58%) (a)
                                                                      =========
   Total expenses ..............................................      4.68% (a)
                                                                      =========
   Expenses before offsets .....................................      1.58% (a)
                                                                      =========
   Net expenses ................................................      1.35% (a)
                                                                      =========
Portfolio turnover .............................................           293%
                                                                      =========
NET ASSETS, ENDING (IN THOUSANDS) ..............................           $784
                                                                      =========

(a)    Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
#      From April 1, 1998 inception.
##     From March 1, 1999 inception.
###    From June 1, 1998 inception.
####   From March 31, 2000 inception.
#####  From November 1, 1999 inception.
^      From April 15, 1998 inception.
^^     From October 31, 2000 inception.

--------------------------------------------------------------------------------
96 - CALVERT SOCIAL INVESTMENT FUND               SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

                                 CALVERT SOCIAL
                                INVESTMENT FUND

                               TO OPEN AN ACCOUNT
                                  800-368-2748

                               YIELDS AND PRICES
                          Calvert Information Network
                           (24 hours, 7 days a week)
                                  800-368-2745

                          SERVICE FOR EXISTING ACCOUNT
                           Shareholders: 800-368-2745
                             Brokers: 800-368-2746

                            TDD FOR HEARING IMPAIRED
                                  800-541-1524

                                 BRANCH OFFICE
                             4550 Montgomery Avenue
                                Suite 1000 North
                            Bethesda, Maryland 20814

                             REGISTERED, CERTIFIED
                               OR OVERNIGHT MAIL
                                 Calvert Group
                                    c/o NFDS
                              330 West 9th Street
                             Kansas City, MO 64105

                                    WEB SITE
                             http://www.calvert.com

                             PRINCIPAL UNDERWRITER
                           Calvert Distributors, Inc.
                             4550 Montgomery Avenue
                                Suite 1000 North
                            Bethesda, Maryland 20814

   This report is intended to provide fund information to shareholders. It is not authorized for distribution to
                    prospective investors unless preceded or
                          accompanied by a prospectus.

                                   CALVERT'S
                                FAMILY OF FUNDS

                         TAX-EXEMPT MONEY MARKET FUNDS
                          CTFR Money Market Portfolio
                     CTFR California Money Market Portfolio

                           TAXABLE MONEY MARKET FUNDS
                       First Government Money Market Fund
                          CSIF Money Market Portfolio

                                 BALANCED FUND
                            CSIF Balanced Portfolio

                                MUNICIPAL FUNDS
                          CTFR Limited-Term Portfolio
                            CTFR Long-Term Portfolio
                        CTFR Vermont Municipal Portfolio
                     National Muni. Intermediate Portfolio
                    California Muni. Intermediate Portfolio

                               TAXABLE BOND FUNDS
                              CSIF Bond Portfolio
                                  Income Fund

                                  EQUITY FUNDS
                         CSIF Enhanced Equity Portfolio
                             CSIF Equity Portfolio
                           CSIF Technology Portfolio
                         Calvert Large Cap Growth Fund
                           Capital Accumulation Fund
                         CWV International Equity Fund
                           New Vision Small Cap Fund
                               South Africa Fund
                           Calvert Social Index Fund


                           PRINTED ON RECYCLED PAPER
                              USING SOY-BASED INKS